Calamos Market Neutral Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (35.5%)
		Communication Services (2.1%)
8,000,000		AST SpaceMobile, Inc.*
		4.250%, 03/01/32	$8,704,560
7,500,000		Bandwidth, Inc.~
		0.500%, 04/01/28	5,989,350
		Live Nation Entertainment, Inc.^
15,000,000		3.125%, 01/15/29~	22,235,550
5,996,000		2.875%, 01/15/30*	6,247,892
		Lyft, Inc.~
8,000,000		1.500%, 05/15/25	7,915,520
6,000,000		0.625%, 03/01/29*	5,985,900
15,000,000		Match Group Financeco 2, Inc.*~
		0.875%, 06/15/26	14,170,950
15,000,000		Match Group Financeco 3, Inc.*~
		2.000%, 01/15/30	13,124,700
80,040,000		Sea, Ltd.~^
		0.250%, 09/15/26	73,660,812
		Snap, Inc.
60,897,000		0.000%, 05/01/27~	53,585,706
40,000,000		0.125%, 03/01/28~	33,332,800
8,952,000		0.500%, 05/01/30*^	7,857,350
4,000,000		0.250%, 05/01/25	3,958,680
7,500,000		Sphere Entertainment Company
		3.500%, 12/01/28	11,397,900
15,000,000		TripAdvisor, Inc.~
		0.250%, 04/01/26	14,183,550
27,000,000		Uber Technologies, Inc.
		0.875%, 12/01/28	31,411,800
4,000,000		Weibo Corp.
		1.375%, 12/01/30	4,452,520
20,000,000		Ziff Davis, Inc.
		1.750%, 11/01/26	18,789,000
			337,004,540
		Consumer Discretionary (6.9%)
116,893,000		Airbnb, Inc.~
		0.000%, 03/15/26	110,558,568
150,000,000		Alibaba Group Holding, Ltd.*~^
		0.500%, 06/01/31	175,579,500
12,800,000		Booking Holdings, Inc.~^
		0.750%, 05/01/25	32,283,776
20,000,000		Carnival Corp.~
		5.750%, 12/01/27	43,988,600
15,000,000	EUR	Delivery Hero, SE
		1.500%, 01/15/28	13,600,941
50,000,000		DraftKings Holdings, Inc.~
		0.000%, 03/15/28	43,203,500
		Etsy, Inc.~
50,000,000		0.250%, 06/15/28	41,484,000
30,000,000		0.125%, 10/01/26	29,381,700
18,500,000		Farfetch, Ltd.@
		3.750%, 05/01/27	387,020
30,000,000		Fiverr International, Ltd.~
		0.000%, 11/01/25	28,775,100
12,500,000		Ford Motor Company~
		0.000%, 03/15/26	12,187,500
6,500,000		Groupon, Inc.*
		6.250%, 03/15/27	6,086,405
15,000,000		Guess?, Inc.~
		3.750%, 04/15/28	13,943,400
20,000,000		JD.com, Inc.*^
		0.250%, 06/01/29	22,941,800
15,000,000		Li Auto, Inc.~
		0.250%, 05/01/28	16,879,500
10,000,000		Liberty Broadband Corp.*~
		3.125%, 03/31/53	9,955,600
40,000,000		Lucid Group, Inc.*
		1.250%, 12/15/26	32,478,400
13,000,000		Luminar Technologies, Inc.*
		1.250%, 12/15/26	6,467,370
		Marriott Vacations Worldwide Corp.~
10,000,000		3.250%, 12/15/27^	9,397,100
7,000,000		0.000%, 01/15/26	6,690,810
20,000,000		Meituan
		0.000%, 04/27/27	19,833,200
		NIO, Inc.
25,000,000		3.875%, 10/15/29~	18,254,500
15,000,000		4.625%, 10/15/30	10,601,400
10,000,000	GBP	Ocado Group, PLC
		0.750%, 01/18/27	10,823,578
12,500,000		Peloton Interactive, Inc.*
		5.500%, 12/01/29	24,432,375
5,000,000		Porch Group, Inc.*
		0.750%, 09/15/26	4,131,700
		Rivian Automotive, Inc.~
47,500,000		4.625%, 03/15/29	47,419,250
45,000,000		3.625%, 10/15/30	40,179,600
10,245,000		Shake Shack, Inc.~
		0.000%, 03/01/28	10,197,668
25,833,000		Stride, Inc.~
		1.125%, 09/01/27	66,809,563
25,000,000		Trip.com Group, Ltd.*^
		0.750%, 06/15/29	31,573,000
4,642,000		Vail Resorts, Inc.
		0.000%, 01/01/26	4,444,112
		Wayfair, Inc.
57,500,000		3.500%, 11/15/28~	76,096,650
25,555,000		3.250%, 09/15/27~	28,507,625
12,500,000		1.000%, 08/15/26	11,690,250
5,000,000		Winnebago Industries, Inc.*
		3.250%, 01/15/30	4,615,800
7,029,000		Wynn Macau, Ltd.*
		4.500%, 03/07/29	7,144,276
			1,073,025,137
		Consumer Staples (0.3%)
36,755,000		Beyond Meat, Inc.~
		0.000%, 03/15/27	5,931,154
8,000,000		Freshpet, Inc.~
		3.000%, 04/01/28	19,038,640
15,000,000		Post Holdings, Inc.~
		2.500%, 08/15/27	16,870,950
7,000,000		Spectrum Brands, Inc.*
		3.375%, 06/01/29	6,870,080
			48,710,824
		Energy (0.1%)
15,000,000		Chesapeake Energy Corp.
		0.000%, 09/15/26	75,000
5,000,000		Northern Oil & Gas, Inc.~
		3.625%, 04/15/29	5,768,700
6,000,000		World Kinect Corp.
		3.250%, 07/01/28	6,880,320
			12,724,020

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
		Financials (1.3%)
37,500,000		BofA Finance, LLC~
		0.600%, 05/25/27	$38,191,125
		Coinbase Global, Inc.~
45,468,000		0.250%, 04/01/30*	53,314,413
27,500,000		0.500%, 06/01/26^	30,613,550
11,000,000		Federal Realty OP, LP*~
		3.250%, 01/15/29	11,269,390
75,000,000	HKD	Link CB, Ltd.
		4.500%, 12/12/27	9,664,652
10,000,000		Ping An Insurance Group Company of China, Ltd.
		0.875%, 07/22/29	11,607,300
		Rexford Industrial Realty, LP*
7,500,000		4.375%, 03/15/27~	7,477,275
7,500,000		4.125%, 03/15/29	7,370,025
5,000,000		Starwood Property Trust, Inc.~
		6.750%, 07/15/27	5,256,550
15,000,000		Ventas Realty, LP
		3.750%, 06/01/26	17,371,950
4,000,000		WisdomTree, Inc.*
		3.250%, 08/15/29	4,210,520
			196,346,750
		Health Care (2.7%)
20,000,000		Alnylam Pharmaceuticals, Inc.~^
		1.000%, 09/15/27	23,043,400
10,000,000		Amphastar Pharmaceuticals, Inc.
		2.000%, 03/15/29	9,266,900
		Bridgebio Pharma, Inc.~
10,000,000		2.500%, 03/15/27	11,377,500
10,000,000		2.250%, 02/01/29	8,909,100
27,500,000		CONMED Corp.~^
		2.250%, 06/15/27	25,986,675
30,000,000		Dexcom, Inc.~
		0.375%, 05/15/28	27,735,900
9,000,000		Envista Holdings Corp.
		1.750%, 08/15/28	8,178,660
10,000,000		Haemonetics Corp.*~^
		2.500%, 06/01/29	9,643,300
37,000,000		Halozyme Therapeutics, Inc.~
		1.000%, 08/15/28	43,987,450
10,000,000		Innoviva, Inc.~
		2.125%, 03/15/28	9,706,700
9,000,000		Insmed, Inc.~
		0.750%, 06/01/28	21,510,630
27,500,000		Insulet Corp.~^
		0.375%, 09/01/26	36,454,000
8,501,000		Integer Holdings Corp.~
		2.125%, 02/15/28	14,463,346
12,366,000		Ionis Pharmaceuticals, Inc.~
		1.750%, 06/15/28	11,974,245
5,000,000		iRhythm Technologies, Inc.*
		1.500%, 09/01/29	5,275,500
		Jazz Investments I, Ltd.
15,000,000		2.000%, 06/15/26~	15,343,350
12,500,000		3.125%, 09/15/30*^	13,591,625
5,000,000		Lantheus Holdings, Inc.~^
		2.625%, 12/15/27	6,813,950
7,250,000		Livongo Health, Inc.~
		0.875%, 06/01/25	7,127,910
10,000,000		Merit Medical Systems, Inc.*~
		3.000%, 02/01/29	13,882,200
5,000,000		Mesa Laboratories, Inc.
		1.375%, 08/15/25	4,881,200
6,500,000		Pacira BioSciences, Inc.*
		2.125%, 05/15/29	6,479,460
10,000,000		QIAGEN, NV
		0.000%, 12/17/27	9,570,600
45,000,000		Sarepta Therapeutics, Inc.~
		1.250%, 09/15/27	48,316,500
12,500,000		SmileDirectClub, Inc.*@!!
		0.000%, 02/01/26	6,000
10,000,000		Tandem Diabetes Care, Inc.*
		1.500%, 03/15/29	13,140,400
16,250,000		Teladoc Health, Inc.~^
		1.250%, 06/01/27	14,477,775
			421,144,276
		Industrials (2.2%)
5,000,000		Air Transport Services Group, Inc.~
		3.875%, 08/15/29	4,983,750
17,500,000		American Airlines Group, Inc.~^
		6.500%, 07/01/25	19,950,175
25,000,000		Axon Enterprise, Inc.~
		0.500%, 12/15/27	71,513,000
11,000,000		Bloom Energy Corp.~
		3.000%, 06/01/28	16,199,260
12,500,000		Fluor Corp.^
		1.125%, 08/15/29	15,545,875
7,000,000		Granite Construction, Inc.~
		3.750%, 05/15/28	13,796,650
6,600,000		Greenbrier Companies, Inc.~
		2.875%, 04/15/28	8,546,010
20,000,000		JBT Marel Corp.~
		0.250%, 05/15/26	20,519,000
16,467,000		Middleby Corp.~^
		1.000%, 09/01/25	22,160,465
20,000,000	EUR	Rheinmetall, AG Series A
		1.875%, 02/07/28	50,446,705
20,000,000	EUR	Rheinmetall, AG Series B
		2.250%, 02/07/30	51,023,914
20,000,000	SGD	Singapore Airlines, Ltd.
		1.625%, 12/03/25	19,250,331
4,000,000		Stem, Inc.*~
		0.500%, 12/01/28	1,089,360
20,000,000		Upwork, Inc.~
		0.250%, 08/15/26	18,561,600
15,000,000		Virgin Galactic Holdings, Inc.*~
		2.500%, 02/01/27	6,592,650
			340,178,745
		Information Technology (16.0%)
5,000,000		Advanced Energy Industries, Inc.~
		2.500%, 09/15/28	5,498,200
		Akamai Technologies, Inc.~
48,500,000		0.375%, 09/01/27^	50,137,360
45,000,000		1.125%, 02/15/29	45,084,150
40,000,000		0.125%, 05/01/25^	43,497,200
20,000,000		Alarm.com Holdings, Inc.*~
		2.250%, 06/01/29	19,865,000
29,443,000		Altair Engineering, Inc.~
		1.750%, 06/15/27	46,364,186
16,398,000		Bentley Systems, Inc.~
		0.125%, 01/15/26	16,057,249
17,500,000		BILL Holdings, Inc.*
		0.000%, 04/01/30	18,749,500
29,947,000		BlackLine, Inc.*~^
		1.000%, 06/01/29	33,746,675

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Block, Inc.
60,000,000	0.125%, 03/01/25	$59,763,600
20,000,000	0.250%, 11/01/27~^	17,497,600
17,000,000	0.000%, 05/01/26~^	16,001,250
	Box, Inc.
12,000,000	0.000%, 01/15/26~	15,932,280
11,951,000	1.500%, 09/15/29*	11,910,845
60,000,000	Cloudflare, Inc.~^
	0.000%, 08/15/26	61,899,000
55,000,000	Confluent, Inc.~^
	0.000%, 01/15/27	50,017,000
10,000,000	CSG Systems International, Inc.~
	3.875%, 09/15/28	10,604,200
15,000,000	Datadog, Inc.*^
	0.000%, 12/01/29	14,787,600
50,000,000	DigitalOcean Holdings, Inc.~
	0.000%, 12/01/26	45,272,000
	Dropbox, Inc.~
27,750,000	0.000%, 03/01/28	29,529,885
23,000,000	0.000%, 03/01/26	23,443,440
	Enphase Energy, Inc.~
16,000,000	0.000%, 03/01/28^	13,195,040
10,000,000	0.000%, 03/01/26	9,440,700
10,000,000	Evolent Health, Inc.
	3.500%, 12/01/29	8,461,800
	Five9, Inc.
29,528,000	1.000%, 03/15/29*	26,783,963
15,000,000	0.500%, 06/01/25~	14,788,800
	Guidewire Software, Inc.
15,000,000	1.250%, 11/01/29*^	16,285,350
9,400,000	1.250%, 03/15/25	17,280,960
6,476,000	Infinera Corp.
	3.750%, 08/01/28	7,606,451
13,000,000	Insight Enterprises, Inc.^
	0.750%, 02/15/25	32,164,600
10,000,000	Interdigital, Inc.~
	3.500%, 06/01/27	23,810,500
	Itron, Inc.
25,000,000	1.375%, 07/15/30*^	26,118,750
10,800,000	0.000%, 03/15/26~	11,182,104
15,000,000	Jamf Holding Corp.~
	0.125%, 09/01/26	13,996,800
8,000,000	Lenovo Group, Ltd.
	2.500%, 08/26/29	10,004,720
17,500,000	LivePerson, Inc.
	0.000%, 12/15/26	6,368,950
	Lumentum Holdings, Inc.
40,500,000	0.500%, 12/15/26~^	45,519,165
12,500,000	0.500%, 06/15/28~^	12,324,250
10,000,000	1.500%, 12/15/29	14,171,900
	MARA Holdings, Inc.*
17,000,000	0.000%, 03/01/30	15,938,010
7,000,000	2.125%, 09/01/31	8,178,660
20,000,000	Microchip Technology, Inc.*~^
	0.750%, 06/01/30	18,598,800
	MicroStrategy, Inc.*
77,000,000	0.000%, 12/01/29	67,500,510
48,000,000	0.625%, 03/15/30~	112,202,400
40,000,000	2.250%, 06/15/32~	73,448,400
30,000,000	0.875%, 03/15/31~	49,029,900
15,000,000	MKS Instruments, Inc.*~
	1.250%, 06/01/30	15,276,900
40,000,000	NCL Corp., Ltd.~
	1.125%, 02/15/27	43,574,400
10,000,000	Nova, Ltd.~
	0.000%, 10/15/25	32,773,300
	Nutanix, Inc.
10,000,000	0.500%, 12/15/29*^	10,419,000
8,960,000	0.250%, 10/01/27~	11,777,114
22,500,000	Okta, Inc.~
	0.125%, 09/01/25	21,859,200
	ON Semiconductor Corp.~
40,000,000	0.500%, 03/01/29^	36,041,600
35,000,000	0.000%, 05/01/27	41,101,550
5,000,000	OSI Systems, Inc.*
	2.250%, 08/01/29	6,000,500
10,000,000	PagerDuty, Inc.
	1.500%, 10/15/28	9,797,500
100,000,000	Palo Alto Networks, Inc.~
	0.375%, 06/01/25	371,078,000
11,000,000	Parsons Corp.*~
	2.625%, 03/01/29	11,897,820
22,500,000	Pegasystems, Inc.
	0.750%, 03/01/25	22,409,550
	Progress Software Corp.~
12,500,000	1.000%, 04/15/26	13,920,875
10,000,000	3.500%, 03/01/30*	10,955,000
30,625,000	Q2 Holdings, Inc.~
	0.125%, 11/15/25	30,453,500
	Rapid7, Inc.
19,500,000	0.250%, 03/15/27~	18,044,325
10,000,000	1.250%, 03/15/29^	9,317,200
	RingCentral, Inc.
41,100,000	0.000%, 03/15/26~	38,529,195
2,353,000	0.000%, 03/01/25	2,341,753
6,818,000	Riot Platforms, Inc.*
	0.750%, 01/15/30	7,083,357
20,000,000	Seagate HDD Cayman~^
	3.500%, 06/01/28	25,869,000
	Shift4 Payments, Inc.
13,967,000	0.500%, 08/01/27	16,415,834
12,500,000	0.000%, 12/15/25~	19,022,625
15,000,000	Shopify, Inc.~
	0.125%, 11/01/25	15,761,400
	Snowflake, Inc.*~
40,000,000	0.000%, 10/01/27	52,530,800
27,500,000	0.000%, 10/01/29^	36,535,400
75,000,000	Spotify USA, Inc.~
	0.000%, 03/15/26	89,062,500
10,000,000	Super Micro Computer, Inc.*~
	0.000%, 03/01/29	8,839,600
7,000,000	Synaptics, Inc.*^
	0.750%, 12/01/31	7,579,040
35,336,000	Unity Software, Inc.~
	0.000%, 11/15/26	32,397,458
	Varonis Systems, Inc.
5,000,000	1.000%, 09/15/29*^	4,779,800
3,000,000	1.250%, 08/15/25	4,495,350
5,000,000	Veritone, Inc.
	1.750%, 11/15/26	2,305,900
5,000,000	Vertex, Inc.*
	0.750%, 05/01/29	8,434,850
10,000,000	Vishay Intertechnology, Inc.
	2.250%, 09/15/30	9,041,600
45,000,000	Western Digital Corp.~
	3.000%, 11/15/28	63,261,900
	Wolfspeed, Inc.~
22,473,000	0.250%, 02/15/28	10,363,424
20,000,000	1.875%, 12/01/29	7,850,000
	Workiva, Inc.
17,862,000	1.250%, 08/15/28^	18,036,690
7,516,000	1.125%, 08/15/26	9,824,690

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
15,000,000		Xerox Holdings Corp.*~
		3.750%, 03/15/30	$11,292,300
			2,508,411,503
		Materials (0.2%)
15,000,000		Amyris, Inc.@
		0.000%, 11/15/26	190,650
3,124,000		Lithium Argentina AG^
		1.750%, 01/15/27	2,449,466
10,000,000		MP Materials Corp.*~
		3.000%, 03/01/30	12,788,200
10,000,000	EUR	POSCO Holdings, Inc.
		0.000%, 09/01/26	9,861,735
			25,290,051
		Real Estate (0.5%)
11,254,000		Digital Realty Trust, LP*
		1.875%, 11/15/29	11,430,463
35,000,000		Redfin Corp.~
		0.500%, 04/01/27	27,005,300
		Welltower OP, LLC*
20,000,000		2.750%, 05/15/28~	29,152,200
13,082,000		3.125%, 07/15/29^	15,667,788
			83,255,751
		Utilities (3.2%)
25,000,000		Alliant Energy Corp.~
		3.875%, 03/15/26	25,768,500
50,000,000		American Water Capital Corp.~^
		3.625%, 06/15/26	49,484,000
25,000,000		CenterPoint Energy, Inc.~
		4.250%, 08/15/26	25,778,500
15,040,000		CMS Energy Corp.~^
		3.375%, 05/01/28	15,553,616
30,000,000		Duke Energy Corp.~
		4.125%, 04/15/26	31,143,000
22,500,000		Evergy, Inc.
		4.500%, 12/15/27	24,987,150
30,000,000		FirstEnergy Corp.~
		4.000%, 05/01/26	30,190,200
25,000,000		NextEra Energy Capital Holdings, Inc.*~
		3.000%, 03/01/27	28,861,750
12,752,000		PG&E Corp.
		4.250%, 12/01/27	12,988,549
10,000,000		Pinnacle West Capital Corp.*
		4.750%, 06/15/27	10,611,100
21,922,000		PPL Capital Funding, Inc.~
		2.875%, 03/15/28	23,287,960
		Southern Company~
70,000,000		4.500%, 06/15/27*	73,630,200
60,000,000		3.875%, 12/15/25	63,347,400
8,000,000		Sunnova Energy International, Inc.~
		2.625%, 02/15/28	2,331,200
10,000,000		UGI Corp.*
		5.000%, 06/01/28	12,100,600
		WEC Energy Group, Inc.*~
40,000,000		4.375%, 06/01/29	44,301,600
30,000,000		4.375%, 06/01/27	32,753,100
			507,118,425
		TOTAL CONVERTIBLE BONDS
		(Cost $4,931,882,178)	5,553,210,022

CORPORATE BONDS (1.2%)
		Airlines (0.0%)
1,500,000		Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets, Ltd.*
		6.500%, 06/20/27	1,513,155

		Communication Services (0.0%)
3,257,000		Comcast Corp.~^
		3.375%, 08/15/25	3,239,282
3,214,000		Netflix, Inc.*~
		3.625%, 06/15/25	3,200,180
			6,439,462
		Consumer Discretionary (0.2%)
5,000,000		American Honda Finance Corp.~^
		4.750%, 01/12/26	5,011,750
5,000,000		AutoZone, Inc.~
		5.050%, 07/15/26	5,030,150
5,000,000		Cargill, Inc.*~
		4.875%, 10/10/25	5,012,350
5,000,000		General Motors Financial Company, Inc.~
		1.250%, 01/08/26	4,843,500
5,000,000		Lowe's Companies, Inc.~^
		4.400%, 09/08/25	4,996,350
1,859,000		VF Corp.~
		2.400%, 04/23/25	1,848,868
			26,742,968
		Consumer Staples (0.0%)
5,000,000		Dollar General Corp.~
		4.150%, 11/01/25	4,977,850

		Energy (0.1%)
5,000,000		Enterprise Products Operating, LLC~^
		5.050%, 01/10/26	5,027,050
5,000,000		MPLX, LP~
		4.875%, 06/01/25	5,001,850
3,000,000		Williams Companies, Inc.~^
		5.400%, 03/02/26	3,020,430
			13,049,330
		Financials (0.3%)
5,000,000		Bank of NY Mellon Corp.~‡
		4.414%, 07/24/26
		SOFR + 1.35%	4,993,500
2,000,000		Intercontinental Exchange, Inc.~
		3.650%, 05/23/25	1,994,720
5,000,000		JPMorgan Chase & Company~^‡
		2.595%, 02/24/26
		SOFR + 0.92%	4,993,850
5,000,000		Mondelez International Holdings Netherlands, BV*~
		4.250%, 09/15/25	4,988,950
166,000		Nasdaq, Inc.
		5.650%, 06/28/25	166,633
5,000,000		PayPal Holdings, Inc.~^
		2.650%, 10/01/26	4,848,350
5,000,000		State Street Corp.~^‡
		5.751%, 11/04/26
		SOFR + 1.35%	5,040,700

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
5,000,000	Toronto-Dominion Bank~
	3.766%, 06/06/25	$4,986,350
5,000,000	Toyota Motor Credit Corp.~
	3.950%, 06/30/25	4,991,400
5,000,000	Truist Financial Corp.~^‡
	5.900%, 10/28/26
	SOFR + 1.63%	5,036,300
5,000,000	US Bancorp~^‡
	5.727%, 10/21/26
	SOFR + 1.43%	5,031,950
		47,072,703
	Health Care (0.2%)
5,000,000	Amgen, Inc.
	5.250%, 03/02/25	5,003,100
5,000,000	CVS Health Corp.~
	5.000%, 02/20/26	5,009,600
5,000,000	Elevance Health, Inc.~
	5.350%, 10/15/25	5,023,100
4,283,000	Gilead Sciences, Inc.
	3.500%, 02/01/25	4,283,000
5,000,000	UnitedHealth Group, Inc.~
	5.150%, 10/15/25	5,024,900
5,000,000	Zoetis, Inc.~^
	5.400%, 11/14/25	5,030,400
		29,374,100
	Industrials (0.1%)
2,500,000	Lockheed Martin Corp.~
	4.950%, 10/15/25	2,509,725
3,830,000	RTX Corp.~^
	3.950%, 08/16/25	3,818,395
5,000,000	Siemens Financieringsmaatschappij, NV*
	3.250%, 05/27/25	4,978,200
		11,306,320
	Information Technology (0.1%)
3,500,000	Broadridge Financial Solutions, Inc.~
	3.400%, 06/27/26	3,433,080
3,000,000	Mercedes-Benz Finance North America, LLC*~
	5.375%, 11/26/25	3,019,650
5,000,000	Take-Two Interactive Software, Inc.~^
	5.000%, 03/28/26	5,019,600
		11,472,330
	Materials (0.1%)
11,000,000	OCI, NV*
	6.700%, 03/16/33	11,395,120

	Other (0.0%)
5,000,000	Diageo Capital, PLC~^
	5.200%, 10/24/25	5,028,700

	Utilities (0.1%)
5,000,000	National Rural Utilities Cooperative Finance Corp.~
	5.450%, 10/30/25	5,035,550
5,000,000	Southern Company~^
	5.150%, 10/06/25	5,018,900
5,000,000	WEC Energy Group, Inc.~^
	5.000%, 09/27/25	5,010,950
		15,065,400
	Total CORPORATE BONDS
	(Cost $182,197,211)	183,437,438

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (2.7%)
	Financials (0.9%)
849,428	Apollo Global Management, Inc.~
	6.750%, 07/31/26	75,667,046
975,000	Ares Management Corp.~
	6.750%, 10/01/27	59,172,750
		134,839,796
	Health Care (0.2%)
300,000	Brightspring Health Services, Inc.~
	6.750%, 02/01/27	24,888,000

	Industrials (0.6%)
1,000,000	Boeing Company~^
	6.000%, 10/15/27	60,760,000
396,461	Chart Industries, Inc.~
	6.750%, 12/15/25	30,824,843
		91,584,843
	Information Technology (0.4%)
850,000	Hewlett Packard Enterprise Company~
	7.625%, 09/01/27	51,960,500
200,000	Microstrategy, Inc.#
	8.000%, 12/31/49	15,880,000
		67,840,500
	Materials (0.1%)
500,000	Albemarle Corp.~
	7.250%, 03/01/27	20,260,000

	Utilities (0.5%)
	NextEra Energy, Inc.
500,000	7.299%, 06/01/27~	24,380,000
500,000	7.234%, 11/01/27	22,330,000
300,000	6.926%, 09/01/25~^	12,444,000
571,201	PG&E Corp.#
	6.000%, 12/01/27	24,121,818
		83,275,818
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $360,177,782)	422,688,957

Common Stocks (59.8%)
	Communication Services (5.9%)
915,485	Alphabet, Inc. - Class A~	186,777,250
1,059,610	Alphabet, Inc. - Class C~	217,855,816
995,336	AT&T, Inc.	23,619,323
816,003	Comcast Corp. - Class A~	27,466,661
147,498	Fox Corp. - Class A^	7,548,948
183,773	Match Group, Inc.^	6,560,696

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
407,941	Meta Platforms, Inc. - Class A~	$281,144,778
82,106	Netflix, Inc.~#	80,197,857
131,439	T-Mobile U.S., Inc.	30,621,344
759,557	Verizon Communications, Inc.~	29,918,950
368,413	Walt Disney Company~	41,652,774
		933,364,397
	Consumer Discretionary (6.8%)
1,642,401	Amazon.com, Inc.~#	390,365,870
825,000	Andretti Acquisition Corp. II - Class A#	8,283,000
140,578	Aptiv, PLC#	8,774,879
6,839	Booking Holdings, Inc.~	32,400,173
186,104	Caesars Entertainment, Inc.#	6,709,049
589,415	Carnival Corp.#	16,309,113
434,294	Chipotle Mexican Grill, Inc.#	25,341,055
52,143	Darden Restaurants, Inc.~	10,180,399
158,404	DR Horton, Inc.~	22,477,528
148,542	eBay, Inc.	10,023,614
758,371	Ford Motor Company~	7,644,380
284,721	General Motors Company	14,082,301
197,199	Home Depot, Inc.~	81,242,044
169,445	Las Vegas Sands Corp.^	7,765,664
159,533	Lowe's Companies, Inc.~	41,484,961
36,235	Lululemon Athletica, Inc.#	15,008,537
125,978	McDonald's Corp.	36,369,849
23,333	MKD Tech, Inc.#	11,433
26,250	Next.e.GO, NV#	3
267,278	NIKE, Inc. - Class B~	20,553,678
405,223	Norwegian Cruise Line Holdings, Ltd.#	11,488,072
15,924	O'Reilly Automotive, Inc.#	20,612,344
90,040	Ross Stores, Inc.~	13,556,422
218,680	Starbucks Corp.~	23,547,462
486,736	Tesla, Inc.~#	196,933,386
247,451	TJX Companies, Inc.~	30,879,410
925,000	Vine Hill Capital Investment Corp. - Class A#	9,333,250
		1,061,377,876
	Consumer Staples (3.3%)
366,555	Altria Group, Inc.~	19,145,168
149,100	Archer-Daniels-Midland Company~	7,638,393
46,071	Boston Beer Company, Inc. - Class A#	11,548,618
95,820	Church & Dwight Company, Inc.	10,110,926
635,768	Coca-Cola Company	40,358,553
147,741	Colgate-Palmolive Company~	12,809,145
74,056	Constellation Brands, Inc. - Class A	13,389,325
58,675	Costco Wholesale Corp.~	57,494,459
45,229	Dollar General Corp.~	3,213,973
81,700	Dollar Tree, Inc.#	5,992,695
56,215	Estee Lauder Companies, Inc. - Class A	4,690,017
161,598	General Mills, Inc.	9,718,504
119,108	Kellanova	9,734,697
88,771	Kimberly-Clark Corp.	11,537,567
212,784	Kroger Company	13,116,006
419,074	Mondelez International, Inc. - Class A	24,302,101
184,486	Monster Beverage Corp.#	8,986,313
195,492	PepsiCo, Inc.~	29,458,689
350,197	Philip Morris International, Inc.~	45,595,649
343,940	Procter & Gamble Company~	57,090,601
159,868	Sysco Corp.	11,657,574
98,927	Target Corp.~	13,643,022
975,910	Walmart, Inc.~	95,795,326
		517,027,321
	Energy (2.4%)
1,494,500	ChampionX Corp.	42,802,480
380,333	Chevron Corp.	56,741,880
244,108	ConocoPhillips~	24,125,194
95,744	Core Natural Resources, Inc.	8,649,513
73,061	EOG Resources, Inc.~	9,190,343
686,798	Exxon Mobil Corp.~	73,370,630
484,075	Hess Corp.	67,300,947
505,642	Kinder Morgan, Inc.	13,895,042
152,827	Marathon Petroleum Corp.	22,268,422
86,428	Noble Corp., PLC	2,770,017
156,933	Occidental Petroleum Corp.	7,320,925
101,361	ONEOK, Inc.	9,849,248
71,143	Phillips 66~	8,385,626
225,532	Schlumberger, NV^	9,084,429
68,828	Valero Energy Corp.~	9,154,124
255,129	Williams Companies, Inc.	14,141,801
		379,050,621
	Financials (8.0%)
125,680	Aflac, Inc.~	13,495,518
98,051	Allstate Corp.~	18,858,149
112,219	American Express Company~	35,623,922
49,131	Ameriprise Financial, Inc.	26,695,820
87,649	Arthur J Gallagher & Company	26,454,221
73,693	Assurant, Inc.~	15,857,997
1,992,606	Bank of America Corp.~	92,257,658
182,976	Bank of New York Mellon Corp.	15,723,128
264,515	Berkshire Hathaway, Inc. - Class B~#	123,970,245
18,984	Blackrock, Inc.	20,417,292
96,400	Blackstone, Inc.	17,073,404
87,124	Cboe Global Markets, Inc.	17,802,047
343,871	Charles Schwab Corp.~	28,445,009
112,967	Chubb, Ltd.~	30,713,468
277,294	Citigroup, Inc.~	22,580,051
39,483	CME Group, Inc.	9,338,519
111,049	Discover Financial Services	22,330,844
116,485	Fiserv, Inc.#	25,165,419
66,026	Global Payments, Inc.	7,451,034
106,431	Goldman Sachs Group, Inc.~	68,158,412
500,000	HCM II Acquisition Corp- Class A#	5,039,950
416,130	Huntington Bancshares, Inc.	7,157,436
44,016	Jack Henry & Associates, Inc.^	7,662,746
481,418	JPMorgan Chase & Company~	128,683,031
48,839	M&T Bank Corp.	9,828,360
135,492	Marsh & McLennan Companies, Inc.	29,385,505
166,703	Mastercard, Inc. - Class A~	92,591,847
147,626	MetLife, Inc.~	12,771,125
249,225	Morgan Stanley~	34,500,217
78,228	Northern Trust Corp.	8,784,222
133,359	PayPal Holdings, Inc.#	11,812,940
58,789	Prudential Financial, Inc.~	7,099,360
51,030	S&P Global, Inc.	26,607,552
73,883	State Street Corp.~	7,507,991
65,529	Travelers Companies, Inc.~	16,066,400
149,408	US Bancorp	7,138,714
357,923	Visa, Inc. - Class A~	122,338,081

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
929,214	Wells Fargo & Company~	$73,222,063
		1,246,609,697
	Health Care (6.8%)
254,226	Abbott Laboratories	32,523,132
318,899	AbbVie, Inc.~	58,645,526
168,316	Agilent Technologies, Inc.	25,503,240
487,444	Amedisys, Inc.#	45,088,570
71,485	Amgen, Inc.~	20,403,249
188,135	Baxter International, Inc.^	6,125,676
61,099	Becton Dickinson & Company	15,128,112
36,558	Biogen, Inc.~#	5,261,793
572,959	Boston Scientific Corp.#	58,648,083
516,993	Bristol-Myers Squibb Company~	30,476,737
115,758	Centene Corp.#	7,411,985
49,260	Cigna Group	14,492,785
217,598	CVS Health Corp.~	12,289,935
147,669	Danaher Corp.~	32,891,793
99,835	Dexcom, Inc.#	8,668,673
167,083	Edwards Lifesciences Corp.~#	12,105,163
150,595	Eli Lilly & Company~	122,144,593
63,103	GE Healthcare, Inc.	5,571,995
231,123	Gilead Sciences, Inc.	22,465,156
49,776	HCA Healthcare, Inc.	16,421,600
30,192	Humana, Inc.	8,853,200
119,186	Intra-Cellular Therapies, Inc.#	15,146,157
83,228	Intuitive Surgical, Inc.#	47,596,429
50,695	IQVIA Holdings, Inc.#	10,207,945
400,416	Johnson & Johnson~	60,923,294
44,778	Labcorp Holdings, Inc.	11,185,544
31,369	McKesson Corp.	18,656,713
266,081	Medtronic, PLC	24,165,476
503,558	Merck & Company, Inc.~	49,761,602
1,642,574	Pfizer, Inc.~	43,561,062
12,135	Regeneron Pharmaceuticals, Inc.~#	8,166,612
18,413	Solventum Corp.#	1,363,667
43,279	Stryker Corp.~	16,934,640
86,722	Thermo Fisher Scientific, Inc.~	51,838,075
185,379	UnitedHealth Group, Inc.~	100,566,254
45,212	Vertex Pharmaceuticals, Inc.#	20,873,476
46,797	Zimmer Biomet Holdings, Inc.~	5,123,336
119,774	Zoetis, Inc.	20,469,377
		1,067,660,655
	Industrials (4.9%)
73,655	3M Company	11,210,291
51,708	Allegion, PLC	6,863,203
98,606	Automatic Data Processing, Inc.	29,878,604
72,710	Boeing Company~#	12,834,769
283,707	Carrier Global Corp.	18,548,764
141,634	Caterpillar, Inc.~	52,608,533
743,620	CSX Corp.~	24,442,789
51,091	Deere & Company	24,347,927
171,709	Delta Air Lines, Inc.~	11,550,864
75,232	Eaton Corp., PLC	24,558,734
199,401	Emerson Electric Company~	25,912,160
47,327	GE Vernova, Inc.	17,647,292
54,384	Generac Holdings, Inc.#	8,121,163
43,825	General Dynamics Corp.	11,262,149
189,308	General Electric Company	38,537,430
165,904	Honeywell International, Inc.	37,116,043
8,521	Hubbell, Inc.	3,604,468
62,525	Illinois Tool Works, Inc.~	16,203,979
171,673	Johnson Controls International, PLC	13,390,494
66,008	L3Harris Technologies, Inc.	13,994,356
35,830	Lockheed Martin Corp.	16,587,498
147,660	Masco Corp.	11,706,485
39,331	Norfolk Southern Corp.	10,041,204
35,614	Northrop Grumman Corp.	17,353,634
65,988	Otis Worldwide Corp.	6,296,575
155,727	PACCAR, Inc.	17,267,010
92,546	Paychex, Inc.	13,666,268
36,931	Paycom Software, Inc.	7,665,398
167,796	Pentair, PLC	17,397,089
60,953	Quanta Services, Inc.	18,749,752
354,207	RTX Corp.~	45,674,993
327,261	Southwest Airlines Company~^	10,050,185
467,757	Uber Technologies, Inc.#	31,269,555
143,736	Union Pacific Corp.~	35,616,343
180,006	United Airlines Holdings, Inc.#	19,051,835
119,031	United Parcel Service, Inc. - Class B	13,596,911
22,614	United Rentals, Inc.	17,142,769
49,221	Veralto Corp.	5,088,959
58,208	Verisk Analytics, Inc.	16,731,308
111,216	Waste Management, Inc.	24,496,436
81,889	Xylem, Inc.	10,157,512
		768,241,731
	Information Technology (17.6%)
98,103	Accenture, PLC - Class A~	37,764,750
76,750	Adobe, Inc.#	33,574,287
350,224	Advanced Micro Devices, Inc.~#	40,608,473
49,773	Altair Engineering, Inc. - Class A#	5,492,451
303,193	Amphenol Corp. - Class A~	21,460,001
124,250	Analog Devices, Inc.	26,327,332
85,000	Ansys, Inc.~#	29,792,500
2,615,224	Apple, Inc.~	617,192,864
166,600	Applied Digital Corp.^#	1,186,192
158,867	Applied Materials, Inc.~	28,651,663
170,252	Arista Networks, Inc.#	19,618,138
44,520	Autodesk, Inc.#	13,860,857
117,101	Blackbaud, Inc.#	9,034,342
781,710	Broadcom, Inc.~	172,968,972
887,301	Cisco Systems, Inc.~	53,770,441
128,229	Cognizant Technology Solutions Corp. - Class A~	10,592,998
26,794	Enphase Energy, Inc.^#	1,668,730
43,302	Gartner, Inc.#	23,505,625
249,533	HP, Inc.	8,109,823
725,475	Intel Corp.~	14,095,979
118,535	International Business Machines Corp.	30,309,399
64,748	Intuit, Inc.	38,946,569
1,387,382	Juniper Networks, Inc.	48,364,137
184,650	Lam Research Corp.	14,965,882
701,377	Matterport, Inc.#	3,654,174
299,508	Micron Technology, Inc.~	27,327,110
1,315,217	Microsoft Corp.~	545,893,968
71,193	NetApp, Inc.	8,692,665
4,374,565	NVIDIA Corp.~	525,254,020
70,236	NXP Semiconductors, NV	14,647,718
109,826	ON Semiconductor Corp.#	5,748,293
325,877	Oracle Corp.	55,418,643
159,006	Palo Alto Networks, Inc.#	29,323,887
64,190	PTC, Inc.#	12,419,481
213,469	QUALCOMM, Inc.	36,915,194
202,745	Salesforce, Inc.~	69,277,966
45,098	ServiceNow, Inc.#	45,926,901

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
68,589	Silicon Motion Technology Corp. (ADR)	$3,745,645
100,107	Skyworks Solutions, Inc.	8,885,497
78,340	Super Micro Computer, Inc.^#	2,234,257
64,259	TE Connectivity, PLC	9,508,404
100,925	Teradyne, Inc.	11,686,106
115,473	Texas Instruments, Inc.~	21,317,471
29,103	Tyler Technologies, Inc.#	17,509,529
		2,757,249,334
	Materials (1.4%)
58,793	Air Products & Chemicals, Inc.~	19,710,941
47,933	Avery Dennison Corp.	8,902,596
550,000	Berry Global Group, Inc.	37,356,000
63,353	Celanese Corp.	4,500,597
167,086	Corteva, Inc.	10,905,703
167,086	Dow, Inc.	6,524,708
150,460	DuPont de Nemours, Inc.	11,555,328
457,842	Freeport-McMoRan, Inc.	16,413,636
128,440	Linde, PLC	57,299,653
72,195	PPG Industries, Inc.	8,329,859
43,243	Sherwin-Williams Company	15,487,913
530,000	United States Steel Corp.	19,530,500
		216,517,434
	Other (0.1%)
500,000	Jackson Acquisition Company II#	5,103,600
600,000	Stellar V Capital Corp.#	6,006,000
		11,109,600
	Real Estate (1.1%)
50,073	Alexandria Real Estate Equities, Inc.	4,874,607
69,091	American Tower Corp.~	12,778,380
96,529	Camden Property Trust	10,976,313
132,957	Crown Castle, Inc.	11,870,401
75,103	Digital Realty Trust, Inc.	12,306,378
13,237	Equinix, Inc.	12,094,117
506,055	Healthpeak Properties, Inc.	10,455,096
59,694	Mid-America Apartment Communities, Inc.	9,108,110
197,466	Prologis, Inc.~	23,547,820
32,873	Public Storage~	9,811,933
284,908	Realty Income Corp.	15,567,373
92,953	Regency Centers Corp.	6,677,744
144,615	UDR, Inc.	6,036,230
116,954	Welltower, Inc.	15,961,882
223,369	Weyerhaeuser Company	6,839,559
		168,905,943
	Special Purpose Acquisition Companies (0.4%)#
9,673	Ai Transportation Acquisition Corp.	104,855
50,000	Alchemy Investments Acquisition Corp. 1	559,000
24,591	Black Hawk Acquisition Corp. - Class A	257,345
1,250,000	Everest Consolidator Acquisition Corp.	14,462,500
500,000	Evergreen Corp. - Class A	5,975,000
231,000	Four Leaf Acquisition Corp. - Class A	2,571,030
496,419	FutureTech II Acquisition Corp. - Class A	5,520,179
925,000	GigCapital7 Corp. - Class A	9,300,875
100,000	Haymaker Acquisition Corp. 4	1,082,000
30,000	Israel Acquisitions Corp. - Class A	344,700
100,000	Keen Vision Acquisition Corp.	1,110,000
850,000	Mercer Park Opportunities Corp.	8,466,000
100,000	Nabors Energy Transition Corp. II - Class A	1,083,000
55,000	Oak Woods Acquisition Corp. - Class A	629,750
14,770	Quetta Acquisition Corp.	156,267
500,000	Silverbox Corp. IV - Class A	5,050,000
24,769	Spark I Acquisition Corp.	264,781
375,000	Translational Development Acquisition Corp.	3,768,750
		60,706,032
	Utilities (1.1%)
355,800	AES Corp.~^	3,913,800
139,141	American Electric Power Company, Inc.	13,685,909
108,163	Consolidated Edison, Inc.	10,139,200
291,174	Dominion Energy, Inc.~	16,186,363
176,667	Duke Energy Corp.~	19,784,937
84,917	Edison International	4,585,518
158,182	Entergy Corp.	12,825,397
336,001	Exelon Corp.	13,440,040
179,041	FirstEnergy Corp.~^	7,125,832
291,964	NextEra Energy, Inc.	20,892,944
219,135	NiSource, Inc.	8,173,735
137,562	Public Service Enterprise Group, Inc.~	11,491,929
196,637	Southern Company	16,507,676
157,390	Xcel Energy, Inc.	10,576,608
		169,329,888
	Total Common Stocks (Cost $5,377,291,136)	9,357,150,529

INVESTMENT IN AFFILIATED FUND (2.1%)
	Other (2.1%)
35,117,150	Calamos Short-Term Bond Fund
	(Cost $350,000,000)	333,964,095

Warrants (0.0%) #
	Communication Services (0.0%)
200,000	PSQ Holdings, Inc.
	12/31/28, Strike $11.50	122,000
625,000	TNL Mediagene
	12/05/29, Strike $11.50	18,750
		140,750
	Consumer Discretionary (0.0%)
22,968	Allurion Technologies, Inc.
	08/01/30, Strike $8.10	1,011
412,500	Andretti Acquisition Corp. II
	10/24/29, Strike $11.50	49,500
83,333	Carbon Revolution, PLC
	11/03/28, Strike $11.50	3,758
25,000	ECARX Holdings, Inc.
	12/21/27, Strike $11.50	1,300
75,000	flyExclusive, Inc.
	05/28/28, Strike $11.50	21,000
20,000	Grove Collaborative Holdings
	06/16/27, Strike $11.50	269

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
35,000	Lanvin Group Holdings, Ltd.
	12/14/27, Strike $11.50	$963
33,333	Lotus Technology, Inc.
	02/23/29, Strike $11.50	6,663
140,000	MKD Tech, Inc.
	07/31/29, Strike $11.50	2,289
200,000	Nogin, Inc.
	08/26/27, Strike $11.50	20
25,000	United Homes Group, Inc.
	01/28/28, Strike $11.50	22,500
462,500	Vine Hill Capital Investment Corp. - Class A-2
	10/25/29, Strike $11.50	69,375
		178,648
	Consumer Staples (0.0%)
83,333	African Agriculture Holdings, Inc.
	12/31/27, Strike $11.50	8
500,000	Psyence Biomedical, Ltd.
	01/25/29, Strike $11.50	9,850
		9,858
	Energy (0.0%)
25,000	Crown Lng Holdings, Ltd.
	10/18/28, Strike $11.50	1,750
250,000	New Era Helium, Inc.
	12/06/29, Strike $11.50	81,750
200,000	Vast Solar Pty. Ltd.
	07/01/28, Strike $11.50	13,380
87,500	Zeo Energy Corp.
	03/14/29, Strike $11.50	10,391
		107,271
	Financials (0.0%)
187,500	Beneficient - Class A
	03/14/28, Strike $11.50	1,556
100,000	Content Checked Holdings, Inc.
	12/11/29, Strike $11.50	166,000
250,000	DigiAsia Corp.
	04/02/29, Strike $11.50	16,250
250,000	HCM II Acquisition Corp. - Class A
	10/10/29, Strike $11.50	37,200
412,500	Innventure, Inc.
	10/01/29, Strike $11.50	969,375
		1,190,381
	Health Care (0.0%)
625,000	Abpro Holdings, Inc.
	11/12/29, Strike $11.50	38,281
156,250	American Oncology Network, Inc.
	09/20/28, Strike $11.50	35,937
500,000	Baird Medical Investment Holdings, Ltd.
	10/02/29, Strike $11.50	61,500
150,000	Engene Holdings, Inc.
	08/28/28, Strike $11.50	113,625
100,000	Envoy Medical, Inc.
	09/29/28, Strike $11.50	4,940
750,000	Holdco Nuvo Group DG, Ltd.
	05/01/29, Strike $11.50	1,200
62,500	Ocean Biomedical, Inc.
	07/19/26, Strike $11.50	2,438
200,000	Omniab, Inc.
	11/01/27, Strike $11.50	78,000
200,000	Prenetics Global, Ltd.
	05/17/27, Strike $8.91	1,850
425,000	QT Imaging Holdings, Inc.
	12/31/28, Strike $11.50	13,303
81,526	Spectral AI, Inc.
	12/31/27, Strike $11.50	37,502
1,000,000	Tevogen Bio Holdings, Inc.
	11/04/26, Strike $11.50	84,000
146,040	YS Biopharma Company, Ltd.
	03/15/28, Strike $11.50	8,003
		480,579
	Industrials (0.0%)
289,507	Aeries Technology, Inc.
	10/20/26, Strike $11.50	8,902
285,000	AERWINS Technology, Inc.
	06/16/26, Strike $11.50	29
50,000	AirJoule Technologies Corp.
	03/15/29, Strike $11.50	61,000
1,000,000	Bitcoin Depot, Inc.
	07/03/28, Strike $11.50	80,000
25,000	Bridger Aerospace Group Holdings, Inc.
	01/25/28, Strike $11.50	3,000
42,500	Complete Solaria, Inc.
	12/31/27, Strike $11.50	3,872
200,000	Electriq Power Holdings, Inc.
	07/31/28, Strike $11.50	600
10,000	Falcon's Beyond Global, Inc.
	09/01/27, Strike $11.50	2,700
250,000	Heramba Electric, PLC
	10/10/28, Strike $11.50	14,625
75,000	Infrared Cameras Holdings, Inc.
	12/19/28, Strike $11.50	4,125
300,000	LanzaTech Global, Inc.
	12/31/28, Strike $11.50	69,000
625,000	Murano Global, BV
	03/30/29, Strike $11.50	156,187
750,000	PROOF Acquisition Corp. I
	12/03/28, Strike $11.50	26,925
166,666	Rain Enhancement Technologies Holdco, Inc.
	01/02/30, Strike $11.50	22,917
350,000	Semilux International Ltd.
	02/06/29, Strike $1.00	35
250,000	Solidion Technology, Inc.
	03/15/27, Strike $1.00	22,500
750,000	Southland Holdings, Inc.
	09/01/26, Strike $11.50	143,325
250,000	Zooz Power, Ltd.
	04/04/29, Strike $11.50	17,500
		637,242
	Information Technology (0.0%)
250,000	Airship AI Holdings, Inc.
	12/26/28, Strike $11.50	362,500
350,000	Alpha Modus Holdings, Inc.
	12/16/29, Strike $11.50	24,675
1,000,000	Blaize Holdings, Inc.
	12/18/26, Strike $11.50	500,000
166,666	Brand Engagement Network, Inc.
	03/14/29, Strike $11.50	5,767
450,000	Helport AI, Ltd.
	08/05/29, Strike $11.50	110,250
50,000	iLearningEngines Holdings, Inc.
	04/16/29, Strike $11.50	10

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
125,000	Nvni Group, Ltd.
	11/01/28, Strike $11.50	$27,500
625,000	Roadzen, Inc.
	11/30/28, Strike $11.50	56,406
350,000	Rubicon Technologies, Inc.
	04/01/27, Strike $11.50	420
459,150	SCHMID Group, NV
	08/25/28, Strike $11.50	130,720
100,000	Smx Security Matters, PLC
	03/07/28, Strike $11.50	2,900
192,245	Spectaire Holdings, Inc.
	10/17/28, Strike $11.50	827
250,000	SpringBig Holdings, Inc.
	06/14/27, Strike $11.50	262
250,000	Syntec Optics Holdings, Inc.
	11/08/28, Strike $11.50	20,000
20,000	Veea, Inc.
	09/17/29, Strike $11.50	2,100
500,000	Zapata Computing Holdings, Inc.
	03/23/28, Strike $11.50	1,100
		1,245,437
	Materials (0.0%)
126,666	Bolt Projects Holdings, Inc.
	08/12/29, Strike $11.50	3,679
500,000	Lifezone Metals, Ltd.
	07/05/28, Strike $11.50	362,500
177,835	Niocorp Developments, Ltd.
	03/17/28, Strike $0.89	23,919
		390,098
	Other (0.0%)
500,000	Critical Metals Corp.
	06/06/28, Strike $11.50	245,000
525,800	Devvstream Corp.
	10/28/26, Strike $1.00	52
250,000	FST Corp.
	10/15/29, Strike $1.00	25
200,000	Zoomcar Holdings, Inc.
	07/01/28, Strike $11.50	4,360
		249,437
	Special Purpose Acquisition Companies (0.0%)
500,000	Aetherium Acquisition Corp.
	01/03/29, Strike $11.50	50
25,000	Alchemy Investments Acquisition Corp. 1
	06/26/28, Strike $11.50	2,503
750,000	Altenergy Acquisition Corp.
	11/02/28, Strike $11.50	825
500,000	APx Acquisition Corp. I
	08/19/28, Strike $11.50	500
250,000	Athena Technology Acquisition Corp. II
	10/17/28, Strike $11.50	17,500
500,000	Aura FAT Projects Acquisition Corp.
	06/02/27, Strike $11.50	14,400
750,000	Battery Future Acquisition Corp.
	05/26/28, Strike $11.50	51,412
33,333	BlueRiver Acquisition Corp.
	01/04/26, Strike $11.50	190
250,000	byNordic Acquisition Corp.
	02/09/27, Strike $11.50	11,263
375,000	Cactus Acquisition Corp. 1, Ltd.
	10/29/26, Strike $11.50	5,325
500,000	CARTESIAN GROWTH Corp. II
	07/12/28, Strike $11.50	43,725
134,701	Cartica Acquisition Corp.
	04/30/28, Strike $11.50	39,063
750,000	Chain Bridge I
	12/31/28, Strike $11.50	3,000
166,666	Compass Digital Acquisition Corp.
	10/15/28, Strike $11.50	17
92,316	Concord Acquisition Corp. II
	12/31/28, Strike $11.50	13,406
6,666	Constellation Acquisition Corp. I
	12/31/27, Strike $11.50	250
41,666	Corner Growth Acquisition Corp. 2
	06/17/26, Strike $11.50	1,317
133,333	Crown PropTech Acquisitions
	12/31/27, Strike $11.50	13
375,000	CSLM Acquisition Corp.
	06/01/27, Strike $11.50	7,688
350,000	Denali Capital Acquisition Corp.
	04/07/27, Strike $11.50	18,445
750,000	DP Cap Acquisition Corp. I
	11/09/26, Strike $11.50	18,750
125,000	Energem Corp.
	03/10/23, Strike $11.50	13
500,000	EVe Mobility Acquisition Corp.
	12/31/28, Strike $11.50	22,500
625,000	Everest Consolidator Acquisition Corp.
	07/19/28, Strike $11.50	12,563
500,000	Evergreen Corp.
	02/15/27, Strike $11.50	25,000
183,737	Finnovate Acquisition Corp.
	09/30/26, Strike $11.50	6,624
60,000	Four Leaf Acquisition Corp.
	05/12/28, Strike $11.50	2,703
8,600	FTAC Emerald Acquisition Corp.
	08/22/28, Strike $11.50	8,127
200,000	Future Health ESG Corp.
	09/09/26, Strike $11.50	11,260
500,000	FutureTech II Acquisition Corp.
	02/16/27, Strike $11.50	11,225
225,000	GCT Semiconductor Holding, Inc. - Class A
	12/31/28, Strike $11.50	27,450
500,000	Genesis Growth Tech Acquisition Corp.
	05/19/28, Strike $11.50	90,000
925,000	GigCapital7 Corp.
	09/11/29, Strike $11.50	59,755
50,000	Haymaker Acquisition Corp. 4
	09/12/28, Strike $11.50	7,500
500,000	Healthcare AI Acquisition Corp.
	12/14/26, Strike $11.50	5,600
438,223	InFinT Acquisition Corp.
	05/19/27, Strike $11.50	3,550
125,000	Integral Acquisition Corp.1
	12/14/28, Strike $11.50	1,250
154,135	Integrated Wellness Acquisition Corp.
	10/31/28, Strike $11.50	4,054
750,000	Investcorp Europe Acquisition Corp. I
	11/23/28, Strike $11.50	15,900
6,250	Iris Acquisition Corp.
	03/05/26, Strike $11.50	406
30,000	Israel Acquisitions Corp.
	02/28/28, Strike $11.50	3,897

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
250,000	IX Acquisition Corp.
	11/24/26, Strike $11.50	$17,500
43,750	Jaws Mustang Acquisition Corp.
	01/30/26, Strike $11.50	1,748
100,000	Keen Vision Acquisition Corp.
	09/15/28, Strike $11.50	8,220
228,160	Marblegate Acquisition Corp.
	08/31/28, Strike $11.50	8,841
850,000	Mercer Park Opportunities Corp.
	08/29/29, Strike $11.50	44,625
675,350	Mountain & Company I Acquisition Corp.
	08/24/23, Strike $11.50	675
50,000	Nabors Energy Transition Corp. II
	09/05/28, Strike $11.50	7,003
3,333	Northern Star Investment Corp. III
	02/25/28, Strike $11.50	—
3,333	Northern Star Investment Corp. IV
	12/31/27, Strike $11.50	—
55,000	Oak Woods Acquisition Corp.
	05/17/28, Strike $11.50	3,300
625,000	Papaya Growth Opportunity Corp. I
	12/31/28, Strike $11.50	7,000
150,000	Patria Latin American Opportunity Acquisition Corp.
	03/10/27, Strike $11.50	5,655
500,000	Pearl Holdings Acquisition Corp.
	12/15/26, Strike $11.50	10,050
686,522	Perception Capital Corp IV
	11/10/26, Strike $11.50	13,730
144,093	Perception Capital Corp. III
	06/18/23, Strike $11.50	14
12,500	Phoenix Biotech Acquisition Corp.
	02/14/29, Strike $11.50	235
500,000	Pinstripes Holdings, Inc.
	09/30/28, Strike $11.50	4,000
250,000	Plum Acquisition Corp III
	03/31/28, Strike $11.50	31,375
50,000	Pyrophyte Acquisition Corp.
	05/03/28, Strike $11.50	3,400
1,000,000	Rigel Resource Acquisition Corp.
	11/05/26, Strike $11.50	1,000
40,000	RMG Acquisition Corp. III
	02/08/26, Strike $11.50	100
133,333	Ross Acquisition Corp. II
	02/12/26, Strike $11.50	12,027
1,000,000	ShoulderUp Technology Acquisition Corp.
	07/26/23, Strike $11.50	25,000
166,666	Silverbox Corp. IV
	09/24/29, Strike $11.50	41,666
7,500	Slam Corp.
	12/31/27, Strike $11.50	1,575
500,000	Southport Acquisition Corp.
	05/24/28, Strike $11.50	98,750
12,384	Spark I Acquisition Corp.
	11/27/28, Strike $11.50	1,487
250,000	Spree Acquisition Corp. 1, Ltd.
	12/22/28, Strike $11.50	7,175
300,286	Springwater Special Situations Corp.
	04/12/26, Strike $11.50	30
333,333	Target Global Acquisition I Corp.
	12/31/27, Strike $11.50	20,833
150,000	TKB Critical Technologies 1
	10/29/28, Strike $11.50	10,515
328,694	Tlgy Acquisition Corp.
	01/14/28, Strike $11.50	18,078
250,000	Trajectory Alpha Acquisition Corp.
	12/31/27, Strike $11.50	8,700
266,666	Zalatoris II Acquisition Corp.
	05/13/27, Strike $11.50	10,613
		993,939
	Utilities (0.0%)
250,000	AleAnna, Inc.
	12/13/29, Strike $11.50	80,625
	Total Warrants
	(Cost $4,534,057)	5,704,265

Rights (0.0%) #
	Consumer Staples (0.0%)
277,808	Mirati Therapeutics, Inc.,
	(Expires 12/31/99)‡‡‡	277,808

	Special Purpose Acquisition Companies (0.0%)
9,673	AI Transportation Acquisition Corp.,
	(Expires 10/25/24)	1,258
4,918	Black Hawk Acquisition Corp.,
	(Expires 6/20/25)	8,016
750,000	CSLM Acquisition Corp.,
	(Expires 7/1/23)	115,500
850,000	Mercer Park Opportunities Corp.,
	(Expires 1/22/27)	44,625
55,000	Oak Woods Acquisition Corp.,
	(Expires 12/31/49)	12,650
1,477	Quetta Acquisition Corp.,
	(Expires 11/30/24)	2,511
		184,560
	Total Rights
	(Cost $332,530)	462,368

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE

PURCHASED OPTIONS (0.3%) #
		Communication Services (0.0%)
		Cyberagent, Inc.
90 3,384,000,000	JPY	Call, 11/16/29, Strike 88.81	$1,259,779
50 1,880,000,000	JPY	Call, 11/16/29, Strike 89.46	677,114
30 1,128,000,000	JPY	Call, 02/19/25, Strike 93.40	128,098
			2,064,991

		Consumer Discretionary (0.1%)
		EDION Corp.
60 1,099,800,000,000	JPY	Call, 06/19/25, Strike 99.51	2,650,763
50 916,500,000,000	JPY	Call, 06/19/25, Strike 95.45	2,202,840

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
50 9,165,000,000	JPY	Call, 06/19/25, Strike 94.30	$2,239,914
		Kyoritsu Maintenance Company, Ltd.
100 3,082,000,000,000	JPY	Call, 01/29/26, Strike 94.89	2,563,021
20 616,400,000,000	JPY	Call, 01/29/26, Strike 96.66	489,801
5 154,100,000,000	JPY	Call, 01/29/26, Strike 95.73	125,431
50 10,275,000,000	JPY	Park24 Company, Ltd. Call, 02/24/28, Strike 92.03	619,191
200 26,400,000,000	JPY	Takashimaya Company, Ltd. Call, 12/06/28, Strike 94.40	5,532,402
			16,423,363
		Consumer Staples (0.0%)
50 1,086,000,000,000	JPY	Nippn Corp. Call, 06/20/25, Strike 98.27	333,946

		Industrials (0.1%)
100 2,914,500,000,000	JPY	ANA Holdings, Inc. Call, 12/08/28, Strike 86.09	2,278,638
100 98,400,000		Asashi Refining US, Inc. Call, 03/16/26, Strike $88.78	10
300 3,511,500,000,000	JPY	Infroneer Holdings, Inc. Call, 03/30/29, Strike 92.59	2,878,814
160 3,753,600,000,000	JPY	Seino Holdings Company, Ltd. Call, 03/31/26, Strike 97.31	2,300,399
			7,457,861
		Information Technology (0.0%)
100 33,500,000,000	JPY	Ibiden Company, Ltd. Call, 03/14/31, Strike 91.31	900,039

		Materials (0.0%)
130 2,340,000,000,000	JPY	JFE Holdings, Inc. Call, 09/08/28, Strike 94.99	944,979
130 2,737,800,000,000	JPY	Kansai Paint Company, Ltd. Call, 03/08/29, Strike 94.43	1,111,578
100 1,659,000,000,000	JPY	Kobe Steel, Ltd. Call, 12/14/28, Strike 92.11	509,365
			2,565,922
		Other (0.1%)
12,000 7,248,636,000		S&P 500 Index Put, 02/28/25, Strike $5,400.00	7,740,000
			7,740,000
		Real Estate (0.0%)
		Daiwa House Industry Company, Ltd.
150 47,115,000,000	JPY	Call, 03/30/29, Strike 93.88	1,541,600
50 15,705,000,000	JPY	Call, 03/30/29, Strike 94.87	543,390
100 1,910,000,000,000	JPY	Relo Group, Inc. Call, 12/17/27, Strike 92.68	574,137
			2,659,127
		Total PURCHASED OPTIONS (Cost $48,650,318)	40,145,249

NUMBER OF
SHARES/
PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.1%)
164,751,227	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $164,751,227)	164,751,227
	TOTAL INVESTMENTS (102.7%)
	(Cost $11,419,816,439)	16,061,514,150

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.1%)		(164,751,227)

LIABILITIES, LESS OTHER ASSETS (-1.6%)		(254,425,404)

NET ASSETS (100.0%)		$15,642,337,519

NUMBER OF
SHARES			VALUE

Common Stocks Sold Short (-20.3%) #
		Communication Services (-0.8%)
(30,000)		AST SpaceMobile, Inc.	(607,200)
(3,500)		Charter Communications, Inc. - Class A	(1,209,215)
(436,000)	JPY	CyberAgent, Inc.	(3,272,214)
(133,413)		Live Nation Entertainment, Inc.	(19,302,193)
(195,406)		Lyft, Inc. - Class A	(2,645,797)
(89,347)		Match Group, Inc.	(3,189,688)
(371,846)		Snap, Inc. - Class A	(4,198,141)
(114,200)		Sphere Entertainment Company	(5,321,720)
(101,000)		Spotify Technology, SA	(55,403,550)
(271,400)		Uber Technologies, Inc.	(18,143,090)
(206,448)		Weibo Corp. (ADR)	(2,027,319)
(34,929)		Ziff Davis, Inc.	(1,882,324)
			(117,202,451)
		Consumer Discretionary (-3.2%)
(1,064,800)		Alibaba Group Holding, Ltd. (ADR)	(105,244,832)
(6,845)		Booking Holdings, Inc.	(32,428,598)
(1,346,000)		Carnival Corp.	(37,243,820)
(15,000)	EUR	Delivery Hero, SE*	(388,558)
(207,300)		DraftKings, Inc. - Class A	(8,696,235)
(1,440,100)	JPY	EDION Corp.	(17,019,912)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE
(203,759)		Etsy, Inc.	$(11,188,407)
(300,800)		Ford Motor Company	(3,032,064)
(245,736)		Guess?, Inc.	(3,172,452)
(265,000)		JD.com, Inc. (ADR)	(10,790,800)
(472,300)	JPY	Kyoritsu Maintenance Company, Ltd.	(9,385,400)
(381,900)		Li Auto, Inc. (ADR)	(8,944,098)
(18,217)		Marriott Vacations Worldwide Corp.	(1,580,689)
(2,191,400)		NIO, Inc. (ADR)	(9,466,848)
(657,200)		Norwegian Cruise Line Holdings, Ltd.	(18,631,620)
(91,200)	JPY	Park24 Company, Ltd.	(1,208,395)
(2,461,000)		Peloton Interactive, Inc. - Class A	(19,072,750)
(3,165,300)		Rivian Automotive, Inc. - Class A	(39,756,168)
(32,700)		Shake Shack, Inc. - Class A	(3,862,851)
(482,355)		Stride, Inc.	(65,069,690)
(1,371,600)	JPY	Takashimaya Company, Ltd.	(11,677,990)
(291,600)		Trip.com Group, Ltd. (ADR)	(20,461,572)
(1,375,902)		Wayfair, Inc. - Class A	(66,552,380)
(30,250)		Winnebago Industries, Inc.	(1,445,950)
(2,180,000)	HKD	Wynn Macau, Ltd.	(1,589,137)
			(507,911,216)
		Consumer Staples (-0.2%)
(113,589)		Freshpet, Inc.	(18,168,560)
(117,100)	JPY	Nippn Corp.	(1,639,906)
(107,400)		Post Holdings, Inc.	(11,401,584)
(30,000)		Spectrum Brands Holdings, Inc.	(2,536,800)
			(33,746,850)
		Energy (-0.5%)
(257,211)		Chevron Corp.	(38,373,309)
(96,468)		Northern Oil & Gas, Inc.	(3,468,024)
(709,570)		Schlumberger, NV	(28,581,480)
(141,200)		World Kinect Corp.	(3,991,724)
			(74,414,537)
		Financials (-1.1%)
(429,131)		Apollo Global Management, Inc.	(73,372,818)
(264,908)		Ares Management Corp. - Class A	(52,510,064)
(139,633)		Coinbase Global, Inc. - Class A	(40,679,282)
(1,286,000)	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	(7,195,883)
(60,000)		Starwood Property Trust, Inc.	(1,161,000)
(203,024)		WisdomTree, Inc.	(1,987,605)
			(176,906,652)
		Health Care (-1.5%)
(49,700)		Alnylam Pharmaceuticals, Inc.	(13,484,107)
(90,580)		Amphastar Pharmaceuticals, Inc.	(3,158,525)
(195,066)		Bridgebio Pharma, Inc.	(6,673,208)
(981,990)		BrightSpring Health Services, Inc.	(23,174,964)
(52,956)		CONMED Corp.	(3,801,182)
(65,257)		Dexcom, Inc.	(5,666,265)
(49,406)		Envista Holdings Corp.	(1,013,811)
(112,000)		Evolent Health, Inc. - Class A	(1,170,400)
(46,400)		Haemonetics Corp.	(3,203,920)
(486,894)		Halozyme Therapeutics, Inc.	(27,577,676)
(220,900)		Innoviva, Inc.	(4,117,576)
(269,331)		Insmed, Inc.	(20,625,368)
(90,881)		Insulet Corp.	(25,299,453)
(90,560)		Integer Holdings Corp.	(12,879,443)
(137,580)		Ionis Pharmaceuticals, Inc.	(4,388,802)
(22,800)		iRhythm Technologies, Inc.	(2,481,780)
(87,692)		Jazz Pharmaceuticals, PLC	(10,906,254)
(49,580)		Lantheus Holdings, Inc.	(4,586,646)
(188,400)		Merck & Company, Inc.	(18,617,688)
(98,500)		Merit Medical Systems, Inc.	(10,724,680)
(107,198)		Pacira BioSciences, Inc.	(2,822,523)
(202,663)		Sarepta Therapeutics, Inc.	(23,046,836)
(228,298)		Tandem Diabetes Care, Inc.	(8,460,724)
			(237,881,831)
		Industrials (-2.3%)
(100,200)		Air Transport Services Group, Inc.	(2,226,444)
(752,400)		American Airlines Group, Inc.	(12,730,608)
(198,100)	JPY	ANA Holdings, Inc.	(3,722,637)
(107,878)		Axon Enterprise, Inc.	(70,355,874)
(462,400)		Bloom Energy Corp. - Class A	(10,903,392)
(291,400)		Boeing Company	(51,437,928)
(139,792)		Chart Industries, Inc.	(29,578,589)
(221,333)		Fluor Corp.	(10,670,464)
(145,656)		Granite Construction, Inc.	(12,838,120)
(91,880)		Greenbrier Companies, Inc.	(6,087,969)
(544,500)	JPY	Infroneer Holdings, Inc.	(4,109,335)
(39,800)		JBT Marel Corp.	(5,293,400)
(102,700)		Middleby Corp.	(17,576,078)
(126,980)	EUR	Rheinmetall, AG	(99,508,160)
(633,700)	JPY	Seino Holdings Company, Ltd.	(9,585,481)
(3,374,000)	SGD	Singapore Airlines, Ltd.	(15,790,022)
			(362,414,501)
		Information Technology (-8.3%)
(24,800)		Advanced Energy Industries, Inc.	(2,853,984)
(694,038)		Akamai Technologies, Inc.	(69,334,396)
(131,700)		Alarm.com Holdings, Inc.	(7,990,239)
(119,250)		Altair Engineering, Inc. - Class A	(13,159,237)
(114,700)		Bentley Systems, Inc. - Class B	(5,339,285)
(100,700)		BILL Holdings, Inc.	(9,744,739)
(151,722)		Blackline, Inc.	(9,687,450)
(53,000)		Block, Inc.	(4,813,460)
(552,321)		Box, Inc. - Class A	(18,441,998)
(133,594)		Cloudflare, Inc. - Class A	(18,489,410)
(66,300)		Confluent, Inc. - Class A	(1,967,784)
(84,439)		CSG Systems International, Inc.	(4,964,169)
(40,300)		Datadog, Inc. - Class A	(5,751,213)
(25,750)		DigitalOcean Holdings, Inc.	(1,068,110)
(782,200)		Dropbox, Inc. - Class A	(25,147,730)
(19,734)		Enphase Energy, Inc.	(1,229,034)
(51,000)		Five9, Inc.	(2,090,490)
(108,508)		Guidewire Software, Inc.	(22,924,485)
(2,063,789)		Hewlett Packard Enterprise Company	(43,731,689)
(43,800)	JPY	Ibiden Company, Ltd.	(1,297,945)
(122,947)		Insight Enterprises, Inc.	(21,239,094)
(129,041)		InterDigital, Inc.	(23,611,922)
(178,565)		Itron, Inc.	(19,170,738)
(15,000)		Jamf Holding Corp.	(226,650)
(4,483,000)	HKD	Lenovo Group, Ltd.	(5,344,918)
(409,953)		Lumentum Holdings, Inc.	(34,870,602)
(740,000)		MARA Holdings, Inc.	(13,571,600)
(43,000)		Microchip Technology, Inc.	(2,334,900)
(637,360)		MicroStrategy, Inc. - Class A	(213,381,754)
(69,100)		MKS Instruments, Inc.	(7,827,648)
(134,048)		Nova, Ltd.	(32,865,889)
(198,321)		Nutanix, Inc. - Class A	(13,637,544)
(656,700)		ON Semiconductor Corp.	(34,371,678)
(20,200)		OSI Systems, Inc.	(3,968,088)
(227,709)		PagerDuty, Inc.	(4,217,171)
(2,015,972)		Palo Alto Networks, Inc.	(371,785,556)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE
(74,992)		Parsons Corp.	$(5,944,616)
(219,700)		Progress Software Corp.	(12,595,401)
(7,500)		Q2 Holdings, Inc.	(713,775)
(136,800)		Rapid7, Inc.	(5,269,536)
(354,000)		Riot Platforms, Inc.	(4,205,520)
(184,400)		Seagate Technology Holdings, PLC	(17,768,784)
(134,445)		Shift4 Payments, Inc. - Class A	(16,113,233)
(45,000)		Shopify, Inc. - Class A	(5,256,000)
(335,060)		Snowflake, Inc. - Class A	(60,816,741)
(53,100)		Synaptics, Inc.	(4,508,190)
(22,048)		Synopsys, Inc.	(11,585,783)
(143,700)		Varonis Systems, Inc.	(6,518,232)
(120,900)		Vertex, Inc. - Class A	(6,981,975)
(186,646)		Vishay Intertechnology, Inc.	(3,159,917)
(734,600)		Western Digital Corp.	(47,844,498)
(24,120)		Wolfspeed, Inc.	(147,856)
(151,100)		Workiva, Inc.	(14,841,042)
(212,000)		Xerox Holdings Corp.	(1,810,480)
			(1,298,534,178)
		Materials (-0.4%)
(169,550)		Albemarle Corp.	(14,274,415)
(2,950,000)		Amcor, PLC	(28,674,000)
(25,000)	JPY	ARE Holdings, Inc.	(309,971)
(128,100)	JPY	JFE Holdings, Inc.	(1,486,702)
(183,000)	JPY	Kansai Paint Company, Ltd.	(2,485,506)
(169,000)	JPY	Kobe Steel, Ltd.	(1,807,737)
(352,743)		MP Materials Corp.	(7,746,236)
			(56,784,567)
		Real Estate (-0.4%)
(144,800)	JPY	Daiwa House Industry Company, Ltd.	(4,572,877)
(27,000)		Digital Realty Trust, Inc.	(4,424,220)
(38,800)		Federal Realty Investment Trust	(4,214,844)
(220,869)	HKD	Link REIT	(909,906)
(79,000)	JPY	Relo Group, Inc.	(972,888)
(42,000)		Rexford Industrial Realty, Inc.	(1,707,720)
(157,500)		Ventas, Inc.	(9,516,150)
(255,850)		Welltower, Inc.	(34,918,408)
			(61,237,013)
		Utilities (-1.6%)
(137,700)		Alliant Energy Corp.	(8,107,776)
(76,760)		American Water Works Company, Inc.	(9,567,366)
(193,000)		CenterPoint Energy, Inc.	(6,286,010)
(80,500)		CMS Energy Corp.	(5,313,000)
(96,000)		Duke Energy Corp.	(10,751,040)
(172,000)		Evergy, Inc.	(11,037,240)
(160,000)		FirstEnergy Corp.	(6,368,000)
(806,000)		NextEra Energy, Inc.	(57,677,360)
(1,223,500)		PG&E Corp.	(19,147,775)
(44,500)		Pinnacle West Capital Corp.	(3,869,720)
(295,000)		PPL Corp.	(9,912,000)
(708,147)		Southern Company	(59,448,941)
(235,000)		UGI Corp.	(7,221,550)
(343,800)		WEC Energy Group, Inc.	(34,125,588)
			(248,833,366)
		Total Common Stocks Sold Short
		(Proceeds $2,685,879,775)	(3,175,867,162)
		TOTAL SECURITIES SOLD SHORT
		(Proceeds $2,685,879,775)	(3,175,867,162)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Written Options (-6.0%) #
	Communication Services (0.0%)
(2,400)	AST SpaceMobile, Inc.
(4,857,600)	Call, 01/15/27, Strike $30.00	$(2,004,000)
(955)	Sphere Entertainment Company
(4,450,300)	Call, 01/16/26, Strike $35.00	(1,518,450)
		(3,522,450)
	Information Technology (-0.1%)
(700)	Akamai Technologies, Inc.
(6,993,000)	Put, 02/21/25, Strike $95.00	(241,500)
	MicroStrategy, Inc.
(350)
(11,717,650)	Call, 01/15/27, Strike $690.00	(3,297,000)
(250)
(8,369,750)	Call, 09/19/25, Strike $1,000.00	(516,250)
		(4,054,750)
	Materials (0.0%)
	United States Steel Corp.
(4,250)
(15,661,250)	Call, 04/17/25, Strike $32.00	(2,720,000)
(1,050)
(3,869,250)	Call, 02/21/25, Strike $32.00	(543,375)
		(3,263,375)
	Other (-5.9%)
	S&P 500 Index
(14,000)
(8,456,742,000)	Call, 02/28/25, Strike $5,400.00	(918,400,000)
(6,000)
(3,624,318,000)	Put, 02/28/25, Strike $4,800.00	(1,545,000)
		(919,945,000)
	Total Written Options
	(Premium $873,268,396)	(930,785,575)

FORWARD FOREIGN CURRENCY CONTRACTS

	LONG	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
State Street Bank and Trust	British Pound Sterling	02/25/25	7,512,000	$9,313,494	$125,787
Northern Trust Company	European Monetary Unit	02/25/25	6,309,000	6,551,182	(23,698)
BANK OF NEW YORK	Japanese Yen	02/25/25	141,262,000	913,007	12,288
					$114,377

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	European Monetary Unit	02/25/25	5,523,000	$5,735,010	$116,558
BANK OF NEW YORK	European Monetary Unit	02/25/25	5,987,000	6,216,822	(69,789)
State Street Bank and Trust	European Monetary Unit	02/25/25	8,685,000	9,018,389	21,778
State Street Bank and Trust	Japanese Yen	02/25/25	1,836,056,000	11,866,831	144,782
State Street Bank and Trust	Singapore Dollar	02/25/25	23,905,000	17,605,820	204,619
State Street Bank and Trust	British Pound Sterling	02/25/25	15,611,000	19,354,759	200,725
JPMorgan Chase Bank N.A.	European Monetary Unit	02/25/25	32,984,000	34,250,151	667,813
State Street Bank and Trust	European Monetary Unit	02/25/25	62,477,000	64,875,293	509,368
					$1,795,854

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $5,399,533,874.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
SmileDirectClub, Inc.	02/05/2021	$12,518,360
Total		$12,518,360

‡	Variable rate security. The rate shown is the rate in effect at January 31, 2025.
#	Non-income producing security.
‡‡‡	Security fair valued using significant unobservable inputs and classified as a Level 3 security.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SGD	Singapore Dollar

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

TOTAL RETURN SWAPS

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	PERIODIC PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (PAID)/ RECEIVED	MARKET VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)
Goldman Sachs & Co.	Applied Digital Corp.	Equity returns on 166,600 shares of Applied Digital Corp.	3 mo. OBFR Plus 1.000%	02/06/25	Quarterly	$1,226,176	—	$39,984	$39,984
							$—	$39,984	$39,984

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$5,553,210,022	$—	$5,553,210,022
Corporate Bonds	—	183,437,438	—	183,437,438
Convertible Preferred Stocks	422,688,957	—	—	422,688,957
Common Stocks	9,322,732,119	34,418,410	—	9,357,150,529
Investments in Affiliated Fund	333,964,095	—	—	333,964,095
Warrants	5,004,379	699,886	—	5,704,265
Rights	47,136	137,424	277,808	462,368
Purchased Options	7,740,000	32,405,249	—	40,145,249
Investment of Cash Collateral For Securities Loaned	—	164,751,227	—	164,751,227
Forward Foreign Currency Contracts	—	2,003,718	—	2,003,718
Total Return Swaps	—	39,984	—	39,984
Total	$10,092,176,686	$5,971,103,358	$277,808	$16,063,557,852
Liabilities:
Common Stocks Sold Short	$3,174,957,256	$909,906	$—	$3,175,867,162
Written Options	930,785,575	—	—	930,785,575
Forward Foreign Currency Contracts	—	93,487	—	93,487
Total	$4,105,742,831	$1,003,393	$—	$4,106,746,224

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Market Neutral Income Fund’s assets and liabilities during the period ended January 31, 2025:

Investments in Securities	Balance as of October 31, 2024	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of January 31, 2025
Rights	$277,808	$-	$-	$-	$-	$-	$-	$-	$277,808	$-
Total	$277,808	$-	$-	$-	$-	$-	$-	$-	$277,808	$-

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (100.4%)
	Communication Services (10.5%)
76,837	Alphabet, Inc. - Class A~	$15,676,285
86,160	Alphabet, Inc. - Class C	17,714,496
77,047	AT&T, Inc.	1,828,325
66,505	Comcast Corp. - Class A	2,238,558
12,298	Fox Corp. - Class A	629,412
14,221	Match Group, Inc.^	507,690
33,040	Meta Platforms, Inc. - Class A	22,770,507
6,356	Netflix, Inc.#	6,208,286
10,172	T-Mobile U.S., Inc.	2,369,771
63,476	Verizon Communications, Inc.	2,500,320
30,838	Walt Disney Company	3,486,544
		75,930,194
	Consumer Discretionary (11.7%)
132,463	Amazon.com, Inc.~#	31,483,806
10,881	Aptiv, PLC#	679,192
549	Booking Holdings, Inc.	2,600,920
14,406	Caesars Entertainment, Inc.#	519,336
49,066	Carnival Corp.#	1,357,656
32,923	Chipotle Mexican Grill, Inc.#	1,921,057
4,254	Darden Restaurants, Inc.	830,551
13,219	DR Horton, Inc.	1,875,776
11,532	eBay, Inc.	778,179
58,697	Ford Motor Company	591,666
22,036	General Motors Company	1,089,901
16,183	Home Depot, Inc.	6,667,072
13,676	Las Vegas Sands Corp.	626,771
13,212	Lowe's Companies, Inc.	3,435,649
2,975	Lululemon Athletica, Inc.#	1,232,245
10,241	McDonald's Corp.	2,956,577
20,687	NIKE, Inc. - Class B~	1,590,830
31,362	Norwegian Cruise Line Holdings, Ltd.#	889,113
1,276	O'Reilly Automotive, Inc.#	1,651,680
7,332	Ross Stores, Inc.	1,103,906
17,775	Starbucks Corp.~	1,914,012
39,073	Tesla, Inc.#	15,808,936
20,491	TJX Companies, Inc.	2,557,072
		84,161,903
	Consumer Staples (5.7%)
28,250	Altria Group, Inc.	1,475,497
12,455	Archer-Daniels-Midland Company	638,070
7,987	Church & Dwight Company, Inc.	842,788
51,658	Coca-Cola Company~	3,279,250
12,030	Colgate-Palmolive Company	1,043,001
5,676	Constellation Brands, Inc. - Class A	1,026,221
4,912	Costco Wholesale Corp.	4,813,170
3,844	Dollar General Corp.	273,155
6,623	Dollar Tree, Inc.#	485,797
4,351	Estee Lauder Companies, Inc. - Class A	363,004
13,140	General Mills, Inc.	790,240
9,967	Kellanova	814,603
7,429	Kimberly-Clark Corp.	965,547
17,293	Kroger Company	1,065,940
34,707	Mondelez International, Inc. - Class A	2,012,659
15,006	Monster Beverage Corp.#	730,942
15,844	PepsiCo, Inc.~	2,387,532
29,002	Philip Morris International, Inc.~	3,776,060
28,483	Procter & Gamble Company	4,727,893
12,943	Sysco Corp.	943,804
8,192	Target Corp.	1,129,759
73,299	Walmart, Inc.~	7,195,030
		40,779,962
	Energy (3.2%)
31,988	Chevron Corp.	4,772,290
21,706	ConocoPhillips	2,145,204
6,121	EOG Resources, Inc.	769,961
56,306	Exxon Mobil Corp.	6,015,170
14,090	Hess Corp.	1,958,933
41,177	Kinder Morgan, Inc.	1,131,544
12,437	Marathon Petroleum Corp.	1,812,195
12,227	Occidental Petroleum Corp.	570,389
8,254	ONEOK, Inc.	802,041
5,781	Phillips 66	681,406
17,420	Schlumberger, NV	701,678
5,754	Valero Energy Corp.	765,282
20,780	Williams Companies, Inc.	1,151,835
		23,277,928
	Financials (14.0%)
8,535	Aflac, Inc.	916,488
6,556	Allstate Corp.	1,260,915
9,130	American Express Company	2,898,318
4,016	Ameriprise Financial, Inc.	2,182,134
7,311	Arthur J Gallagher & Company	2,206,606
6,029	Assurant, Inc.	1,297,380
162,108	Bank of America Corp.~	7,505,600
14,878	Bank of New York Mellon Corp.	1,278,467
22,096	Berkshire Hathaway, Inc. - Class B#	10,355,732
1,544	Blackrock, Inc.	1,660,572
7,623	Blackstone, Inc.	1,350,110
6,793	Cboe Global Markets, Inc.	1,388,014
28,496	Charles Schwab Corp.	2,357,189
9,078	Chubb, Ltd.	2,468,127
21,464	Citigroup, Inc.	1,747,814
3,212	CME Group, Inc.	759,702
8,719	Discover Financial Services	1,753,304
9,743	Fiserv, Inc.#	2,104,878
5,396	Global Payments, Inc.	608,939
8,662	Goldman Sachs Group, Inc.~	5,547,145
32,205	Huntington Bancshares, Inc.	553,926
3,683	Jack Henry & Associates, Inc.	641,173
39,213	JPMorgan Chase & Company	10,481,635
3,989	M&T Bank Corp.	802,746
11,338	Marsh & McLennan Companies, Inc.	2,458,985
12,904	Mastercard, Inc. - Class A~	7,167,269
12,363	MetLife, Inc.	1,069,523
20,097	Morgan Stanley	2,782,028
6,393	Northern Trust Corp.	717,870
10,321	PayPal Holdings, Inc.#	914,234
4,789	Prudential Financial, Inc.	578,320
4,153	S&P Global, Inc.	2,165,416
5,633	State Street Corp.	572,425
5,334	Travelers Companies, Inc.	1,307,790
14,757	US Bancorp~	705,089
29,276	Visa, Inc. - Class A	10,006,537
75,872	Wells Fargo & Company~	5,978,714
		100,551,114

See accompanying Notes to Schedule of Investments

1

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Health Care (11.2%)
21,184	Abbott Laboratories	$2,710,069
26,316	AbbVie, Inc.	4,839,513
13,582	Agilent Technologies, Inc.	2,057,945
5,960	Amgen, Inc.	1,701,103
14,872	Baxter International, Inc.	484,232
4,975	Becton Dickinson & Company	1,231,810
3,099	Biogen, Inc.#	446,039
43,880	Boston Scientific Corp.#	4,491,557
41,870	Bristol-Myers Squibb Company~	2,468,237
9,676	Centene Corp.#	619,554
4,111	Cigna Group	1,209,497
18,180	CVS Health Corp.	1,026,806
11,872	Danaher Corp.	2,644,369
7,726	Dexcom, Inc.#	670,849
13,846	Edwards Lifesciences Corp.#	1,003,143
12,186	Eli Lilly & Company~	9,883,821
5,097	GE Healthcare, Inc.	450,065
19,367	Gilead Sciences, Inc.	1,882,472
4,055	HCA Healthcare, Inc.	1,337,785
2,619	Humana, Inc.	767,969
6,938	Intuitive Surgical, Inc.#	3,967,704
3,926	IQVIA Holdings, Inc.#	790,539
33,502	Johnson & Johnson	5,097,329
3,839	Labcorp Holdings, Inc.	958,982
2,530	McKesson Corp.	1,504,718
20,540	Medtronic, PLC	1,865,443
40,055	Merck & Company, Inc.	3,958,235
81,222	Pfizer, Inc.	2,154,008
988	Regeneron Pharmaceuticals, Inc.#	664,904
1,425	Solventum Corp.#	105,536
3,618	Stryker Corp.	1,415,687
7,092	Thermo Fisher Scientific, Inc.~	4,239,243
14,629	UnitedHealth Group, Inc.	7,936,086
3,775	Vertex Pharmaceuticals, Inc.#	1,742,842
3,598	Zimmer Biomet Holdings, Inc.	393,909
9,631	Zoetis, Inc.	1,645,938
		80,367,938
	Industrials (8.6%)
5,701	3M Company	867,692
4,314	Allegion, PLC	572,597
8,220	Automatic Data Processing, Inc.	2,490,742
5,630	Boeing Company#	993,808
22,488	Carrier Global Corp.	1,470,265
11,455	Caterpillar, Inc.~	4,254,845
60,819	CSX Corp.~	1,999,121
4,136	Deere & Company	1,971,052
14,219	Delta Air Lines, Inc.	956,512
5,674	Eaton Corp., PLC	1,852,221
16,231	Emerson Electric Company	2,109,219
3,823	GE Vernova, Inc.	1,425,520
4,209	Generac Holdings, Inc.#	628,530
3,589	General Dynamics Corp.	922,301
15,296	General Electric Company	3,113,807
13,749	Honeywell International, Inc.	3,075,926
711	Hubbell, Inc.	300,760
5,114	Illinois Tool Works, Inc.	1,325,344
13,191	Johnson Controls International, PLC	1,028,898
5,713	L3Harris Technologies, Inc.	1,211,213
2,881	Lockheed Martin Corp.	1,333,759
12,068	Masco Corp.	956,751
3,281	Norfolk Southern Corp.	837,639
2,950	Northrop Grumman Corp.~	1,437,447
5,402	Otis Worldwide Corp.	515,459
12,662	PACCAR, Inc.	1,403,963
7,726	Paychex, Inc.	1,140,898
2,773	Paycom Software, Inc.	575,564
12,986	Pentair, PLC	1,346,389
4,848	Quanta Services, Inc.	1,491,293
29,334	RTX Corp.	3,782,619
25,923	Southwest Airlines Company	796,095
36,528	Uber Technologies, Inc.#	2,441,897
11,457	Union Pacific Corp.	2,838,930
14,973	United Airlines Holdings, Inc.#	1,584,742
9,677	United Parcel Service, Inc. - Class B	1,105,404
1,801	United Rentals, Inc.	1,365,266
3,956	Veralto Corp.	409,011
4,856	Verisk Analytics, Inc.	1,395,809
9,295	Waste Management, Inc.	2,047,317
6,677	Xylem, Inc.	828,215
		62,204,840
	Information Technology (29.9%)
8,124	Accenture, PLC - Class A	3,127,334
5,941	Adobe, Inc.#	2,598,890
27,112	Advanced Micro Devices, Inc.#	3,143,636
25,233	Amphenol Corp. - Class A	1,785,992
10,074	Analog Devices, Inc.	2,134,580
212,174	Apple, Inc.~	50,073,064
12,298	Applied Materials, Inc.	2,217,944
14,156	Arista Networks, Inc.#	1,631,196
3,512	Autodesk, Inc.#	1,093,426
64,910	Broadcom, Inc.	14,362,636
74,197	Cisco Systems, Inc.	4,496,338
9,850	Cognizant Technology Solutions Corp. - Class A	813,708
2,074	Enphase Energy, Inc.^#	129,169
3,631	Gartner, Inc.#	1,971,016
20,249	HP, Inc.	658,093
62,656	Intel Corp.	1,217,406
9,908	International Business Machines Corp.	2,533,476
5,196	Intuit, Inc.~	3,125,446
15,500	Lam Research Corp.	1,256,275
24,004	Micron Technology, Inc.~	2,190,125
106,720	Microsoft Corp.~	44,295,203
5,455	NetApp, Inc.	666,055
354,252	NVIDIA Corp.	42,535,038
5,433	NXP Semiconductors, NV	1,133,052
8,500	ON Semiconductor Corp.#	444,890
26,394	Oracle Corp.~	4,488,564
12,860	Palo Alto Networks, Inc.#	2,371,641
5,206	PTC, Inc.#	1,007,257
17,346	QUALCOMM, Inc.	2,999,644
16,418	Salesforce, Inc.	5,610,031
3,489	ServiceNow, Inc.#	3,553,128
7,747	Skyworks Solutions, Inc.	687,624
6,920	Super Micro Computer, Inc.^#	197,358
5,267	TE Connectivity, PLC	779,358
7,812	Teradyne, Inc.	904,551
9,659	Texas Instruments, Inc.	1,783,148
2,371	Tyler Technologies, Inc.#	1,426,488
		215,442,780
	Materials (1.8%)
4,767	Air Products & Chemicals, Inc.	1,598,184
3,897	Avery Dennison Corp.	723,790
4,904	Celanese Corp.	348,380

See accompanying Notes to Schedule of Investments

2

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
13,588	Corteva, Inc.	$886,889
13,585	Dow, Inc.	530,494
12,214	DuPont de Nemours, Inc.	938,035
38,304	Freeport-McMoRan, Inc.	1,373,198
10,654	Linde, PLC	4,752,963
6,040	PPG Industries, Inc.	696,895
3,698	Sherwin-Williams Company	1,324,476
		13,173,304
	Real Estate (1.9%)
4,152	Alexandria Real Estate Equities, Inc.	404,197
5,219	American Tower Corp.	965,254
7,360	Camden Property Trust	836,906
10,348	Crown Castle, Inc.	923,869
5,814	Digital Realty Trust, Inc.	952,682
954	Equinix, Inc.	871,632
38,809	Healthpeak Properties, Inc.	801,794
4,967	Mid-America Apartment Communities, Inc.	757,865
15,283	Prologis, Inc.	1,822,498
2,736	Public Storage	816,641
22,815	Realty Income Corp.	1,246,612
7,747	Regency Centers Corp.	556,544
12,028	UDR, Inc.	502,049
9,731	Welltower, Inc.	1,328,087
18,110	Weyerhaeuser Company	554,528
		13,341,158
	Utilities (1.9%)
29,640	AES Corp.	326,040
11,605	American Electric Power Company, Inc.	1,141,468
9,039	Consolidated Edison, Inc.	847,316
23,357	Dominion Energy, Inc.	1,298,416
14,781	Duke Energy Corp.	1,655,324
6,539	Edison International	353,106
13,234	Entergy Corp.	1,073,013
25,704	Exelon Corp.	1,028,160
14,970	FirstEnergy Corp.	595,806
23,776	NextEra Energy, Inc.	1,701,410
18,291	NiSource, Inc.	682,254
11,495	Public Service Enterprise Group, Inc.	960,292
16,408	Southern Company	1,377,452
13,174	Xcel Energy, Inc.	885,293
		13,925,350
	Total Common Stocks (Cost $418,705,840)	723,156,471

Exchange-Traded Fund (0.5%)
	Other (0.5%)
5,683	SPDR® S&P 500® ETF Trust (Cost $3,258,948)	3,420,143

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Option (1.9%) #
	Other (1.9%)
825	S&P 500 Index
498,343,725	Put, 12/19/25, Strike $5,600.00 (Cost $23,327,062)	$13,876,500

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.0%)
126,619	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $126,619)	126,619
	TOTAL INVESTMENTS (102.8%) (Cost $445,418,469)	740,579,733

PAYABLE UPON RETURN OF SECURITIES ON LOAN (0.0%)		(126,619)

LIABILITIES, LESS OTHER ASSETS (-2.8%)		(20,335,142)

NET ASSETS (100.0%)		$720,117,972

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Written Options (-4.3%) #
	Other (-4.3%)
	S&P 500 Index
(400) (241,621,200)	Call, 12/19/25, Strike $5,600.00	(30,934,000)
(50) (30,202,650)	Put, 12/19/25, Strike $4,500.00	(262,250)
	Total Written Options (Premium $24,114,418)	(31,196,250)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $112,819,586.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$723,156,471	$—	$—	$723,156,471
Exchange-Traded Fund	3,420,143	—	—	3,420,143
Purchased Option	13,876,500	—	—	13,876,500
Investment of Cash Collateral For Securities Loaned	—	126,619	—	126,619
Total	$740,453,114	$126,619	$—	$740,579,733
Liabilities:
Written Options	$31,196,250	$—	$—	$31,196,250
Total	$31,196,250	$—	$—	$31,196,250

See accompanying Notes to Schedule of Investments

4

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (89.9%)
		Communication Services (7.3%)
245,000		Alphabet, Inc. - Class A~	$49,984,900
810,000		Pinterest, Inc. - Class A~#	26,697,600
			76,682,500
		Consumer Discretionary (8.3%)
171,000		Amazon.com, Inc.~#	40,643,280
71,500		Marriott International, Inc. - Class A~	20,777,185
340,000		NIKE, Inc. - Class B~	26,146,000
			87,566,465
		Consumer Staples (1.6%)
91,500		Constellation Brands, Inc. - Class A	16,543,200

		Financials (4.1%)
545,000		Wells Fargo & Company~	42,946,000

		Health Care (19.2%)
13,000		Eli Lilly & Company	10,544,040
57,000		ICON, PLC#	11,347,560
142,000		IQVIA Holdings, Inc.~#	28,593,120
335,500		Medtronic, PLC~	30,470,110
378,000		Merck & Company, Inc.~	37,353,960
83,500		UnitedHealth Group, Inc.~	45,297,915
353,000		Zimmer Biomet Holdings, Inc.~	38,646,440
			202,253,145
		Industrials (30.2%)
267,500		3M Company~	40,713,500
1,013,000	GBP	BAE Systems, PLC	15,312,735
176,500		Boeing Company#	31,155,780
344,500		Canadian Pacific Kansas City, Ltd.~	27,422,200
305,000		Delta Air Lines, Inc.~	20,517,350
105,000		Honeywell International, Inc.~	23,490,600
220,000		L3Harris Technologies, Inc.~	46,642,200
42,500		Northrop Grumman Corp.~	20,708,975
104,500		Union Pacific Corp.~	25,894,055
327,000		United Airlines Holdings, Inc.~#	34,609,680
141,500		Waste Management, Inc.	31,166,790
			317,633,865
		Information Technology (19.2%)
44,500		Adobe, Inc.~#	19,466,525
98,000		Fabrinet#	21,188,580
442,000		Flex, Ltd.#	18,409,300
178,000		Microchip Technology, Inc.	9,665,400
116,500		Microsoft Corp.~	48,354,490
95,500		MKS Instruments, Inc.~	10,818,240
120,000		MongoDB, Inc.#	32,798,400
197,500		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	41,340,700
			202,041,635
		Total Common Stocks (Cost $823,231,794)	945,666,810

Exchange-Traded Fund (2.4%)
		Other (2.4%)
293,500		Energy Select Sector SPDR Fund^ (Cost $26,128,844)	25,722,340

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.9%) #
	Communication Services (0.0%)
8,100 26,697,600	Pinterest, Inc. Put, 02/21/25, Strike $27.00	$360,450

	Consumer Discretionary (0.1%)
855 20,321,640	Amazon.com, Inc. Call, 02/07/25, Strike $245.00	416,813
1,400 10,766,000	NIKE, Inc. Call, 02/14/25, Strike $80.00	110,600
		527,413
	Consumer Staples (0.0%)
1,730 16,981,680	Walmart, Inc. Put, 02/21/25, Strike $92.00	131,480

	Health Care (0.2%)
1,330 38,999,590	Humana, Inc. Call, 02/21/25, Strike $310.00	997,500
2,460 20,774,700	Novo Nordisk A/S Put, 02/07/25, Strike $85.00	703,560
		1,701,060
	Information Technology (0.2%)
1,800 23,220,000	Booz Allen Hamilton Holding Corp. Call, 02/21/25, Strike $130.00	675,000
980 21,188,580	Fabrinet Put, 02/21/25, Strike $200.00	926,100
5,000 27,150,000	Microchip Technology, Inc. Call, 02/07/25, Strike $60.00	275,000
4,150 49,829,050	NVIDIA Corp. Call, 02/07/25, Strike $130.00	572,700
		2,448,800
	Other (0.4%)
5,280 317,760,960	SPDR® S&P 500® ETF Trust Put, 02/07/25, Strike $605.00	3,408,240
18,800 48,936,400	U.S. Global Jets ETF Put, 02/07/25, Strike $25.50	423,000
		3,831,240
	Total Purchased Options (Cost $10,853,117)	9,000,443

See accompanying Notes to Schedule of Investments

1

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.6%)
6,294,180	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $6,294,180)	$6,294,180
	TOTAL INVESTMENTS (93.8%) (Cost $866,507,935)	986,683,773

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.6%)		(6,294,180)

OTHER ASSETS, LESS LIABILITIES (6.8%)		71,813,375

NET ASSETS (100.0%)		$1,052,202,968

NUMBER OF SHARES		VALUE

Common Stocks Sold Short (-7.6%) #
	Consumer Discretionary (-1.0%)
(26,500)	Tesla, Inc.	(10,721,900)

	Consumer Staples (-1.6%)
(173,000)	Walmart, Inc.	(16,981,680)

	Industrials (-1.2%)
(95,000)	RTX Corp.	(12,250,250)

	Information Technology (-3.8%)
(127,000)	Apple, Inc.	(29,972,000)
(55,000)	Palo Alto Networks, Inc.	(10,143,100)
		(40,115,100)
	Total Common Stocks Sold Short (Proceeds $69,218,970)	(80,068,930)

Exchange-Traded Funds Sold Short (-69.4%) #
	Other (-69.4%)
(1,132,000)	SPDR® S&P 500® ETF Trust	(681,260,240)
(1,880,000)	U.S. Global Jets ETF	(48,936,400)
	Total Exchange-Traded Funds Sold Short (Proceeds $721,474,939)	(730,196,640)
	TOTAL SECURITIES SOLD SHORT (Proceeds $790,693,909)	(810,265,570)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Written Options (-0.9%) #
	Communication Services (0.0%)
(1,225) (24,992,450)	Alphabet, Inc. Call, 03/21/25, Strike $225.00	$(308,088)

	Consumer Discretionary (-0.1%)
(1,710) (40,643,280)	Amazon.com, Inc. Call, 03/21/25, Strike $270.00	(415,530)
(1,400) (10,766,000)	NIKE, Inc. Put, 02/28/25, Strike $75.00	(198,100)
	Tesla, Inc.
(800) (32,368,000)	Call, 02/21/25, Strike $460.00	(410,000)
(200) (8,092,000)	Put, 02/21/25, Strike $355.00	(77,000)
		(1,100,630)
	Consumer Staples (0.0%)
(3,460) (33,963,360)	Walmart, Inc. Put, 02/21/25, Strike $87.00	(84,770)

	Health Care (-0.2%)
(1,330) (38,999,590)	Humana, Inc. Call, 04/17/25, Strike $360.00	(778,050)
(570) (11,347,560)	ICON, PLC Put, 04/17/25, Strike $150.00	(98,325)
(4,920) (41,549,400)	Novo Nordisk A/S Put, 02/07/25, Strike $80.00	(570,720)
		(1,447,095)
	Industrials (0.0%)
(600) (10,591,200)	Boeing Company Put, 02/07/25, Strike $175.00	(135,300)

	Information Technology (-0.2%)
	Apple, Inc.
(1,270) (29,972,000)	Put, 02/21/25, Strike $210.00	(62,230)
(1,270) (29,972,000)	Call, 04/17/25, Strike $265.00	(200,660)
(875) (10,082,625)	Arista Networks, Inc. Call, 02/14/25, Strike $120.00	(175,000)
(1,800) (23,220,000)	Booz Allen Hamilton Holding Corp. Put, 03/21/25, Strike $110.00	(180,000)
(980) (21,188,580)	Fabrinet Call, 02/21/25, Strike $240.00	(813,400)
(2,500) (28,215,000)	Marvell Technology, Inc. Call, 02/07/25, Strike $122.00	(225,000)
(550) (22,828,300)	Microsoft Corp. Put, 03/21/25, Strike $380.00	(141,625)
(4,150) (49,829,050)	NVIDIA Corp. Call, 02/21/25, Strike $150.00	(311,250)
		(2,109,165)
	Other (-0.4%)
(10,080) (64,673,280)	SPDR S&P Regional Banking ETF Call, 02/21/25, Strike $69.00	(277,200)
	SPDR® S&P 500® ETF Trust
(5,940) (357,481,080)	Put, 03/21/25, Strike $540.00	(991,980)
(3,960) (238,320,720)	Put, 02/21/25, Strike $580.00	(809,820)
(3,960) (238,320,720)	Put, 03/21/25, Strike $555.00	(972,180)
(3,370) (202,813,340)	Call, 03/21/25, Strike $630.00	(668,945)

See accompanying Notes to Schedule of Investments

2

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
(3,370) (202,813,340)	Put, 03/21/25, Strike $510.00	$(308,355)
	U.S. Global Jets ETF
(18,800) (48,936,400)	Put, 02/21/25, Strike $24.00	(235,000)
(18,800) (48,936,400)	Put, 02/21/25, Strike $23.00	(103,400)
		(4,366,880)
	Total Written Options (Premium $11,629,576)	(9,551,928)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $546,651,651.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

FOREIGN CURRENCY ABBREVIATION
GBP	British Pound Sterling

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$930,354,075	$15,312,735	$—	$945,666,810
Exchange-Traded Fund	25,722,340	—	—	25,722,340
Purchased Options	9,000,443	—	—	9,000,443
Investment of Cash Collateral For Securities Loaned	—	6,294,180	—	6,294,180
Total	$965,076,858	$21,606,915	$—	$986,683,773
Liabilities:
Common Stocks Sold Short	$80,068,930	$—	$—	$80,068,930
Exchange-Traded Funds Sold Short	730,196,640	—	—	730,196,640
Written Options	9,551,928	—	—	9,551,928
Total	$819,817,498	$—	$—	$819,817,498

See accompanying Notes to Schedule of Investments

3

Calamos Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (21.0%)
	Consumer Discretionary (3.6%)
65,000	Alibaba Group Holding, Ltd.~*
	0.500%, 06/01/31	$76,084

	Information Technology (17.4%)
55,000	Rapid7, Inc.~
	0.250%, 03/15/27	50,894
53,000	Shift4 Payments, Inc.~
	0.500%, 08/01/27	62,293
74,000	Five9, Inc.*
	1.000%, 03/15/29	67,123
27,000	Wolfspeed, Inc.
	0.250%, 02/15/28	12,451
24,000	Infinera Corp.
	3.750%, 08/01/28	28,189
53,000	BlackLine, Inc.*
	1.000%, 06/01/29	59,725
57,000	Altair Engineering, Inc.
	1.750%, 06/15/27	89,759
		370,434
	Total Convertible Bonds (Cost $412,903)	446,518

NUMBER OF SHARES		VALUE

Common Stocks (71.0%)
	Consumer Staples (2.0%)
167	Boston Beer Company, Inc. - Class A#	$41,862

	Energy (17.4%)
1,185	Hess Corp.	164,751
5,672	ChampionX Corp.	162,446
303	Noble Corp., PLC	9,711
364	Core Natural Resources, Inc.	32,884
		369,792
	Health Care (14.0%)
1,872	Amedisys, Inc.~#	173,160
2,595	Pfizer, Inc.	68,819
432	Intra-Cellular Therapies, Inc.#	54,899
		296,878
	Information Technology (18.2%)
445	Blackbaud, Inc.#	34,332
239	Silicon Motion Technology Corp. (ADR)	13,052
5,022	Juniper Networks, Inc.~	175,067
310	Ansys, Inc.~#	108,655
2,489	Matterport, Inc.~#	12,967
392	Altair Engineering, Inc. - Class A#	43,257
		387,330
	Materials (7.0%)
2,000	United States Steel Corp.~	73,700
1,100	Berry Global Group, Inc.	74,712
		148,412
	Special Purpose Acquisition Companies (12.4%)#
4,527	Four Leaf Acquisition Corp. - Class A	50,386
7,970	Everest Consolidator Acquisition Corp.	92,213
230	Quetta Acquisition Corp.	2,433
327	Ai Transportation Acquisition Corp.	3,545
231	Spark I Acquisition Corp.	2,469
409	Black Hawk Acquisition Corp. - Class A	4,280
9,619	FutureTech II Acquisition Corp. - Class A	106,963
		262,289
	Total Common Stocks (Cost $1,530,188)	1,506,563

Rights (0.0%) #
	Consumer Staples (0.0%)
755	Mirati Therapeutics, Inc.,
	(Expires 12/31/99)‡‡‡	755

	Special Purpose Acquisition Companies (0.0%)
23	Quetta Acquisition Corp.,
	(Expires 11/30/24)	39
327	AI Transportation Acquisition Corp.,
	(Expires 10/25/24)	43
81	Black Hawk Acquisition Corp.,
	(Expires 6/20/25)	132
		214
	Total Rights (Cost $706)	969

Warrant (0.0%) #
	Special Purpose Acquisition Company (0.0%)
115	Spark I Acquisition Corp.
	11/27/28, Strike $11.50
	(Cost $16)	14
	TOTAL INVESTMENTS (92.0%) (Cost $1,943,813)	1,954,064

OTHER ASSETS, LESS LIABILITIES (8.0%)		169,367

NET ASSETS (100.0%)		$2,123,431

Common Stocks Sold Short (-16.6%) #
	Energy (-11.9%)
(972)	Chevron Corp.	(145,013)
(2,656)	Schlumberger, NV	(106,983)
		(251,996)
	Information Technology (-2.0%)
(82)	Synopsys, Inc.	(43,090)

See accompanying Notes to Schedule of Investments

1

Calamos Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
	Materials (-2.7%)
(5,900)	Amcor, PLC	$(57,348)
	Total Common Stocks Sold Short (Proceeds $379,933)	(352,434)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Written Options (-0.6%) #
	Materials (-0.6%)
	United States Steel Corp.
(16) (58,960)	Call, 04/17/25, Strike $32.00	(10,240)
(4) (14,740)	Call, 02/21/25, Strike $32.00	(2,070)
	Total Written Options (Premium $5,981)	(12,310)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $556,382.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.
‡‡‡	Security fair valued using significant unobservable inputs and classified as a Level 3 security.

ABBREVIATION
ADR	American Depositary Receipt

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$446,518	$—	$446,518
Common Stocks	1,244,274	262,289	—	1,506,563
Rights	39	175	755	969
Warrants	—	14	—	14
Total	$1,244,313	$708,996	$755	$1,954,064
Liabilities:
Common Stocks Sold Short	$352,434	$—	$—	$352,434
Written Options	12,310	—	—	12,310
Total	$364,744	$—	$—	$364,744

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Merger Arbitrage Fund’s assets and liabilities during the period ended January 31, 2025:

Investments in Securities	Balance as of October 31, 2024	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of January 31, 2025
Rights	$755	$-	$-	$-	$-	$-	$-	$-	$755	$-
Total	$755	$-	$-	$-	$-	$-	$-	$-	$755	$-

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CONVERTIBLE BONDS (88.0%)
	Communication Services (8.0%)
4,000,000	AST SpaceMobile, Inc.*
	4.250%, 03/01/32	$4,352,280
6,500,000	Liberty Media Corp.*
	2.375%, 09/30/53	9,586,200
11,250,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	14,164,537
9,250,000	Live Nation Entertainment, Inc.*
	2.875%, 01/15/30	9,638,592
16,750,000	Snap, Inc.*^
	0.500%, 05/01/30	14,701,810
	Uber Technologies, Inc.
10,532,000	0.875%, 12/01/28	12,252,929
6,750,000	0.000%, 12/15/25^	7,035,728
		71,732,076
	Consumer Discretionary (13.6%)
16,000,000	Alibaba Group Holding, Ltd.*^
	0.500%, 06/01/31	18,728,480
5,750,000	Booking Holdings, Inc.
	0.750%, 05/01/25	14,502,477
5,750,000	Carnival Corp.
	5.750%, 12/01/27	12,646,722
8,250,000	JD.com, Inc.*
	0.250%, 06/01/29	9,463,493
2,695,000	Lucid Group, Inc.*
	1.250%, 12/15/26	2,188,232
8,250,000	Meritage Homes Corp.*^
	1.750%, 05/15/28	8,282,258
14,000,000	Rivian Automotive, Inc.
	3.625%, 10/15/30	12,500,320
3,000,000	Royal Caribbean Cruises, Ltd.
	6.000%, 08/15/25	16,050,000
7,750,000	Shake Shack, Inc.
	0.000%, 03/01/28	7,714,195
8,500,000	Trip.com Group, Ltd.*^
	0.750%, 06/15/29	10,734,820
7,500,000	Wayfair, Inc.
	3.500%, 11/15/28	9,925,650
		122,736,647
	Consumer Staples (1.5%)
8,000,000	Enovis Corp.
	3.875%, 10/15/28	8,835,520
2,000,000	Freshpet, Inc.
	3.000%, 04/01/28	4,759,660
		13,595,180
	Energy (1.0%)
4,250,000	Kosmos Energy, Ltd.*
	3.125%, 03/15/30	3,635,620
5,000,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	5,768,700
		9,404,320
	Financials (3.3%)
4,500,000	Affirm Holdings, Inc.*
	0.750%, 12/15/29	4,427,685
	Coinbase Global, Inc.
6,375,000	0.250%, 04/01/30*	7,475,134
4,000,000	0.500%, 06/01/26	4,452,880
8,750,000	Global Payments, Inc.*^
	1.500%, 03/01/31	8,574,125
4,500,000	Upstart Holdings, Inc.*
	1.000%, 11/15/30	4,490,235
		29,420,059
	Health Care (10.9%)
5,500,000	Alnylam Pharmaceuticals, Inc.
	1.000%, 09/15/27	6,336,935
6,000,000	CONMED Corp.
	2.250%, 06/15/27	5,669,820
16,750,000	Dexcom, Inc.
	0.375%, 05/15/28	15,485,877
6,250,000	Exact Sciences Corp.*~
	2.000%, 03/01/30	6,431,750
4,500,000	Haemonetics Corp.*
	2.500%, 06/01/29	4,339,485
8,250,000	Halozyme Therapeutics, Inc.
	0.250%, 03/01/27	8,297,603
1,875,000	Insmed, Inc.
	0.750%, 06/01/28	4,481,381
5,750,000	Insulet Corp.
	0.375%, 09/01/26	7,622,200
7,625,000	Integer Holdings Corp.
	2.125%, 02/15/28	12,972,946
4,500,000	Ionis Pharmaceuticals, Inc.
	1.750%, 06/15/28	4,357,440
8,000,000	Jazz Investments I, Ltd.*^
	3.125%, 09/15/30	8,698,640
2,859,000	Lantheus Holdings, Inc.
	2.625%, 12/15/27	3,896,217
3,500,000	Merit Medical Systems, Inc.*
	3.000%, 02/01/29	4,858,770
4,250,000	Sarepta Therapeutics, Inc.
	1.250%, 09/15/27	4,563,225
		98,012,289
	Industrials (3.5%)
3,750,000	American Airlines Group, Inc.
	6.500%, 07/01/25	4,275,038
5,000,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	14,302,600
2,750,000	Bloom Energy Corp.
	3.000%, 06/01/28	4,049,815
3,875,000	Middleby Corp.
	1.000%, 09/01/25	5,214,781
3,500,000	Tetra Tech, Inc.
	2.250%, 08/15/28	3,942,680
		31,784,914
	Information Technology (36.7%)
4,750,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	5,223,290
11,000,000	Akamai Technologies, Inc.^
	1.125%, 02/15/29	11,020,570
2,625,000	Applied Digital Corp.*
	2.750%, 06/01/30	2,646,578
9,250,000	BILL Holdings, Inc.*
	0.000%, 04/01/30	9,910,450
	Core Scientific, Inc.*
9,250,000	0.000%, 06/15/31	8,831,623
2,625,000	3.000%, 09/01/29	3,653,134

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
18,500,000	Datadog, Inc.*^
	0.000%, 12/01/29	$18,238,040
8,750,000	Guidewire Software, Inc.*
	1.250%, 11/01/29	9,499,787
8,250,000	Itron, Inc.*
	1.375%, 07/15/30	8,619,188
7,750,000	Lumentum Holdings, Inc.
	1.500%, 12/15/29	10,983,222
8,500,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	8,611,265
	MicroStrategy, Inc.*
22,000,000	0.000%, 12/01/29~	19,285,860
6,750,000	0.875%, 03/15/31	11,031,727
5,000,000	0.625%, 09/15/28	10,093,150
16,250,000	MKS Instruments, Inc.*^
	1.250%, 06/01/30	16,549,975
7,000,000	NCL Corp., Ltd.
	5.375%, 08/01/25	10,861,970
	Nutanix, Inc.
4,500,000	0.500%, 12/15/29*^	4,688,550
3,500,000	0.250%, 10/01/27	4,600,435
7,250,000	ON Semiconductor Corp.^
	0.000%, 05/01/27	8,513,893
3,875,000	Palo Alto Networks, Inc.
	0.375%, 06/01/25	14,379,272
	PAR Technology Corp.
2,750,000	1.500%, 10/15/27	3,210,075
2,200,000	1.000%, 01/15/30*	2,236,982
4,750,000	Parsons Corp.*
	2.625%, 03/01/29	5,137,695
4,000,000	Q2 Holdings, Inc.
	0.750%, 06/01/26	4,800,720
8,000,000	Rapid7, Inc.
	1.250%, 03/15/29	7,453,760
2,625,000	Riot Platforms, Inc.*
	0.750%, 01/15/30	2,727,165
10,000,000	Seagate HDD Cayman
	3.500%, 06/01/28	12,934,500
15,750,000	Shift4 Payments, Inc.^
	0.500%, 08/01/27	18,511,447
14,750,000	Snowflake, Inc.*
	0.000%, 10/01/29	19,596,260
8,250,000	Spotify USA, Inc.
	0.000%, 03/15/26	9,796,875
7,500,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	9,425,025
4,500,000	Varonis Systems, Inc.*
	1.000%, 09/15/29	4,301,820
4,250,000	Vertex, Inc.*
	0.750%, 05/01/29	7,169,623
6,250,000	Western Digital Corp.
	3.000%, 11/15/28	8,786,375
10,000,000	Wolfspeed, Inc.
	1.875%, 12/01/29	3,925,000
4,000,000	Workiva, Inc.
	1.250%, 08/15/28	4,039,120
6,250,000	Zscaler, Inc.^
	0.125%, 07/01/25	8,553,500
		329,847,921
	Real Estate (2.0%)
8,750,000	Digital Realty Trust, LP*
	1.875%, 11/15/29	8,887,200
7,250,000	Welltower OP, LLC*^
	3.125%, 07/15/29	8,683,035
		17,570,235
	Utilities (7.5%)
11,000,000	CMS Energy Corp.
	3.375%, 05/01/28	11,375,650
8,000,000	Duke Energy Corp.
	4.125%, 04/15/26	8,304,800
17,750,000	NextEra Energy Capital Holdings, Inc.*
	3.000%, 03/01/27	20,491,842
11,500,000	PPL Capital Funding, Inc.^
	2.875%, 03/15/28	12,216,565
14,250,000	Southern Company
	3.875%, 12/15/25	15,045,008
		67,433,865
	TOTAL CONVERTIBLE BONDS (Cost $698,405,567)	791,537,506

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (9.7%)
	Financials (3.9%)
127,810	Apollo Global Management, Inc.~
	6.750%, 07/31/26	$11,385,315
173,440	Ares Management Corp.
	6.750%, 10/01/27	10,526,073
10,300	Bank of America Corp.~‡‡
	7.250%	12,607,200
		34,518,588
	Industrials (4.1%)
525,385	Boeing Company~
	6.000%, 10/15/27	31,922,393
65,320	Chart Industries, Inc.
	6.750%, 12/15/25	5,078,630
		37,001,023
	Information Technology (1.1%)
157,080	Hewlett Packard Enterprise Company
	7.625%, 09/01/27	9,602,300

	Materials (0.6%)
141,385	Albemarle Corp.
	7.250%, 03/01/27	5,728,920
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $74,890,532)	86,850,831

Common Stock (0.6%)
	Information Technology (0.6%)
14,409	CyberArk Software, Ltd.# (Cost $4,393,290)	5,345,451

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.3%)
38,798,403	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $38,798,403)	$38,798,403
	TOTAL INVESTMENTS (102.6%) (Cost $816,487,792)	922,532,191

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.3%)		(38,798,403)

OTHER ASSETS, LESS LIABILITIES (1.7%)		15,569,213

NET ASSETS (100.0%)		$899,303,001

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	02/25/25	4,253,000	$2,928,987	$(76,633)
State Street Bank and Trust	Hong Kong Dollar	02/25/25	10,838,000	1,391,711	(3,807)
State Street Bank and Trust	Hong Kong Dollar	02/25/25	10,731,000	1,377,971	(1,088)
State Street Bank and Trust	Canadian Dollar	02/25/25	494,000	340,212	(12,689)
					$(94,217)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Canadian Dollar	02/25/25	423,000	$291,315	$10,890
State Street Bank and Trust	Hong Kong Dollar	02/25/25	13,228,000	1,698,612	417
Bank of New York	Hong Kong Dollar	02/25/25	13,324,000	1,710,939	4,003
State Street Bank and Trust	Canadian Dollar	02/25/25	4,324,000	2,977,884	127,524
State Street Bank and Trust	Hong Kong Dollar	02/25/25	32,263,000	4,142,903	(27)
State Street Bank and Trust	Hong Kong Dollar	02/25/25	187,455,000	24,071,162	38,214
					$181,021

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $37,270,874.
‡‡	Perpetual maturity.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$791,537,506	$—	$791,537,506
Convertible Preferred Stocks	86,850,831	—	—	86,850,831
Common Stock	5,345,451	—	—	5,345,451
Investment of Cash Collateral For Securities Loaned	—	38,798,403	—	38,798,403
Forward Foreign Currency Contracts	—	181,048	—	181,048
Total	$92,196,282	$830,516,957	$—	$922,713,239

Liabilities:
Forward Foreign Currency Contracts	$—	$94,244	$—	$94,244
Total	$—	$94,244	$—	$94,244

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (87.6%)
		Communication Services (2.7%)
1,003,000		AST SpaceMobile, Inc.*
		4.250%, 03/01/32	$1,091,334
1,257,000		Snap, Inc.*
		0.500%, 05/01/30	1,103,294
1,196,000		Uber Technologies, Inc.
		0.875%, 12/01/28	1,391,427
			3,586,055
		Consumer Discretionary (27.9%)
2,363,200	EUR	Accor, SA
		0.700%, 12/07/27	1,426,209
5,092,000		Alibaba Group Holding, Ltd.*
		0.500%, 06/01/31	5,960,339
1,557,000		DraftKings Holdings, Inc.^
		0.000%, 03/15/28	1,345,357
772,000		Etsy, Inc.
		0.125%, 10/01/26	756,089
1,329,000		Farfetch, Ltd.
		3.750%, 05/01/27	27,803
1,400,000	AUD	Flight Centre Travel Group, Ltd.
		1.625%, 11/01/28	868,352
3,835,000		JD.com, Inc.*
		0.250%, 06/01/29	4,399,090
160,000,000	JPY	Kyoritsu Maintenance Company, Ltd.
		0.000%, 01/29/26	1,362,726
1,330,000		Lucid Group, Inc.*
		1.250%, 12/15/26	1,079,907
858,000		MakeMyTrip, Ltd.
		0.000%, 02/15/28	2,440,744
1,752,000		Meritage Homes Corp.*^
		1.750%, 05/15/28	1,758,850
646,000		NIO, Inc.
		4.625%, 10/15/30	456,567
900,000	GBP	Ocado Group, PLC
		0.750%, 01/18/27	974,122
2,569,000		Rivian Automotive, Inc.
		4.625%, 03/15/29	2,564,633
302,000		Royal Caribbean Cruises, Ltd.
		6.000%, 08/15/25	1,615,700
160,000,000	JPY	Sanrio Company, Ltd.
		0.000%, 12/14/28	2,376,876
700,000	EUR	Shop Apotheke Europe, NV
		0.000%, 01/21/28	710,132
530,000		Stride, Inc.^
		1.125%, 09/01/27	1,370,691
2,522,000		Trip.com Group, Ltd.*
		0.750%, 06/15/29	3,185,084
1,398,000		Wayfair, Inc.
		3.500%, 11/15/28	1,850,141
1,283,000		Wynn Macau, Ltd.*
		4.500%, 03/07/29	1,304,041
			37,833,453
		Consumer Staples (2.2%)
600,000	EUR	Davide Campari-Milano, NV
		2.375%, 01/17/29	590,602
1,208,000		Enovis Corp.
		3.875%, 10/15/28	1,334,164
1,000,000	EUR	Fomento Economico Mexicano SAB de CV
		2.625%, 02/24/26	1,032,410
			2,957,176
		Energy (3.8%)
2,300,000	EUR	Eni S.p.A
		2.950%, 09/14/30	2,445,934
670,000		Nabors Industries, Inc.
		1.750%, 06/15/29	483,425
1,341,000		Northern Oil & Gas, Inc.
		3.625%, 04/15/29	1,547,165
500,000	EUR	Saipem S.p.A
		2.875%, 09/11/29	722,783
			5,199,307
		Financials (4.7%)
1,273,000		Coinbase Global, Inc.*
		0.250%, 04/01/30	1,492,682
622,000		Global Payments, Inc.*^
		1.500%, 03/01/31	609,498
1,299,000		Morgan Stanley Finance, LLC, Series B
		1.000%, 11/23/27	2,244,022
2,037,000		Rexford Industrial Realty, LP*
		4.125%, 03/15/29	2,001,699
			6,347,901
		Health Care (7.6%)
761,000		Alnylam Pharmaceuticals, Inc.
		1.000%, 09/15/27	876,801
841,000		CONMED Corp.
		2.250%, 06/15/27	794,720
623,000		Dexcom, Inc.
		0.375%, 05/15/28	575,982
		Halozyme Therapeutics, Inc.
785,000		1.000%, 08/15/28	933,247
622,000		0.250%, 03/01/27	625,589
502,000		Innoviva, Inc.
		2.500%, 08/15/25	571,818
788,000		Integra LifeSciences Holdings Corp.
		0.500%, 08/15/25	767,567
753,000		Ionis Pharmaceuticals, Inc.
		0.000%, 04/01/26	733,475
1,295,000		Jazz Investments I, Ltd.
		2.000%, 06/15/26	1,324,643
415,000		Lantheus Holdings, Inc.
		2.625%, 12/15/27	565,558
941,000		NeoGenomics, Inc.
		0.250%, 01/15/28	789,377
255,000		Pacira BioSciences, Inc.
		0.750%, 08/01/25	248,602
759,000		Sarepta Therapeutics, Inc.
		1.250%, 09/15/27	814,938
618,000		TransMedics Group, Inc.
		1.500%, 06/01/28	658,627
			10,280,944
		Industrials (3.7%)
180,000,000	JPY	Daifuku Company, Ltd.
		0.000%, 09/13/30	1,363,309
600,000	EUR	Duerr, AG
		0.750%, 01/15/26	615,525

See accompanying Notes to Schedule of Investments

1

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
700,000		L&F Company, Ltd.
		2.500%, 04/26/30	$456,106
652,000		Middleby Corp.
		1.000%, 09/01/25	877,429
400,000	EUR	Rheinmetall, AG Series B
		2.250%, 02/07/30	1,020,478
600,000	EUR	SPIE, SA^
		2.000%, 01/17/28	711,661
			5,044,508
		Information Technology (25.2%)
		Akamai Technologies, Inc.
978,000		1.125%, 02/15/29	979,829
610,000		0.125%, 05/01/25	663,332
1,352,000		BILL Holdings, Inc.*
		0.000%, 04/01/30	1,448,533
1,358,000		Datadog, Inc.*
		0.000%, 12/01/29	1,338,771
2,203,000		DigitalOcean Holdings, Inc.
		0.000%, 12/01/26	1,994,684
1,374,000		Dropbox, Inc.
		0.000%, 03/01/28	1,462,128
637,000		Five9, Inc.*
		1.000%, 03/15/29	577,804
600,000		Gigabyte Technology Company, Ltd.
		0.000%, 07/27/28	593,118
649,000		Guidewire Software, Inc.*
		1.250%, 11/01/29	704,613
663,000		LivePerson, Inc.
		0.000%, 12/15/26	241,292
3,047,000		MicroStrategy, Inc.*
		0.000%, 12/01/29	2,671,092
633,000		MKS Instruments, Inc.*
		1.250%, 06/01/30	644,685
2,783,000		NCL Corp., Ltd.
		1.125%, 02/15/27	3,031,689
700,000	EUR	Nexi S.p.A
		0.000%, 02/24/28	649,430
569,000		Nice, Ltd.
		0.000%, 09/15/25	550,479
1,356,000		Nutanix, Inc.*
		0.500%, 12/15/29	1,412,816
		ON Semiconductor Corp.^
1,301,000		0.500%, 03/01/29	1,172,253
824,000		0.000%, 05/01/27	967,648
621,000		Parsons Corp.*
		2.625%, 03/01/29	671,686
729,000		Pegasystems, Inc.
		0.750%, 03/01/25	726,069
1,291,000		Seagate HDD Cayman
		3.500%, 06/01/28	1,669,844
329,000		Shift4 Payments, Inc.
		0.000%, 12/15/25	500,676
600,000		SK Hynix, Inc.
		1.750%, 04/11/30	1,033,692
1,285,000		Snowflake, Inc.*
		0.000%, 10/01/29	1,707,200
708,200	EUR	SOITEC
		0.000%, 10/01/25	1,255,022
796,000		Tyler Technologies, Inc.
		0.250%, 03/15/26	1,000,309
1,253,000		Varonis Systems, Inc.*
		1.000%, 09/15/29	1,197,818
		Workiva, Inc.
977,000		1.250%, 08/15/28	986,555
120,000		1.125%, 08/15/26	156,860
1,243,000		Xero Investments, Ltd.
		1.625%, 06/12/31	1,510,034
490,000		Zscaler, Inc.
		0.125%, 07/01/25	670,594
			34,190,555
		Materials (5.1%)
1,448,000		Amyris, Inc.
		0.000%, 11/15/26	18,404
1,200,000		Gold Pole Capital Company, Ltd.
		1.000%, 06/25/29	1,195,176
		Kansai Paint Company, Ltd.
200,000,000	JPY	0.000%, 03/08/29	1,313,414
200,000,000	JPY	0.000%, 03/07/31	1,310,384
1,300,000		LG Chem, Ltd.
		1.250%, 07/18/28	1,278,056
844,000		Lithium Argentina AG
		1.750%, 01/15/27	661,764
1,100,000	EUR	POSCO Holdings, Inc.
		0.000%, 09/01/26	1,084,791
			6,861,989
		Real Estate (1.8%)
1,290,000		Digital Realty Trust, LP*
		1.875%, 11/15/29	1,310,227
1,235,000		Redfin Corp.
		0.000%, 10/15/25	1,174,226
			2,484,453
		Utilities (2.9%)
1,282,000		American Water Capital Corp.
		3.625%, 06/15/26	1,268,770
624,000		CMS Energy Corp.
		3.375%, 05/01/28	645,310
1,307,000		PPL Capital Funding, Inc.
		2.875%, 03/15/28	1,388,439
651,000		Southern Company
		3.875%, 12/15/25	687,319
			3,989,838
		TOTAL CONVERTIBLE BONDS
		(Cost $112,407,023)	118,776,179

NUMBER OF
SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (7.2%)
	Financials (2.2%)
32,723	Apollo Global Management, Inc.
	6.750%, 07/31/26	2,914,965

	Industrials (3.4%)
76,944	Boeing Company
	6.000%, 10/15/27	4,675,118

	Information Technology (1.1%)
24,968	Hewlett Packard Enterprise Company
	7.625%, 09/01/27	1,526,294

	Utilities (0.5%)
15,361	NextEra Energy, Inc.^
	6.926%, 09/01/25	637,174
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $7,780,277)	9,753,551

See accompanying Notes to Schedule of Investments

2

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

U.S. Government and Agency Security (1.3%)
	Other (1.3%)
1,805,000	U.S. Treasury Note
	1.750%, 03/15/25
	(Cost $1,798,071)	$1,800,311

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Option (0.1%) #
Other (0.1%)
173	iShares Bitcoin Trust ETF
998,383	Expires 02/21/25, Strike $56.00
	(Cost $136,796)	64,010

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.9%)
6,615,225	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $6,615,225)	6,615,225
	TOTAL INVESTMENTS (101.1%) (Cost $128,737,392)	137,009,276

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.9%)		(6,615,225)

OTHER ASSETS, LESS LIABILITIES (3.8%)		5,151,690

NET ASSETS (100.0%)		$135,545,741

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$118,776,179	$—	$118,776,179
Convertible Preferred Stocks	9,753,551	—	—	9,753,551
U.S. Government and Agency Security	—	1,800,311	—	1,800,311
Purchased Option	64,010	—	—	64,010
Investment of Cash Collateral For Securities Loaned	—	6,615,225	—	6,615,225
Total	$9,817,561	$127,191,715	$—	$137,009,276

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2025

	Value	% of Total Investments
US Dollar	$115,175,116	84.1%
European Monetary Unit	12,264,977	9.0%
Japanese Yen	7,726,709	5.6%
British Pound Sterling	974,122	0.7%
Australian Dollar	868,352	0.6%
Total Investments	$137,009,276	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (99.6%)
	Communication Services (0.5%)
125,657	Magnite, Inc.#	$2,161,300

	Consumer Discretionary (15.0%)
56,591	Adtalem Global Education, Inc.#	6,062,594
622,422	Genius Sports, Ltd.#	5,495,986
27,807	Grand Canyon Education, Inc.#	4,884,021
295,255	Latham Group, Inc.#	2,155,361
56,815	Life Time Group Holdings, Inc.#	1,647,067
372,953	Lincoln Educational Services Corp.#	6,086,593
42,967	Modine Manufacturing Company#	4,359,002
8,255	RH#	3,459,753
940,201	Rush Street Interactive, Inc.#	13,708,131
16,560	Shake Shack, Inc. - Class A#	1,956,233
44,337	Strategic Education, Inc.	4,355,224
83,427	Stride, Inc.#	11,254,302
		65,424,267
	Consumer Staples (3.8%)
24,446	Freshpet, Inc.#	3,910,138
81,294	Guardian Pharmacy Services, Inc. - Class A#	1,854,316
860,880	Mama's Creations, Inc.#	6,628,776
17,007	Sprouts Farmers Market, Inc.#	2,692,888
405,506	Zevia PBC - Class A#	1,609,859
		16,695,977
	Energy (1.7%)
100,837	Natural Gas Services Group, Inc.#	2,638,904
519,394	NPK International, Inc.#	3,594,207
32,710	Range Resources Corp.	1,211,578
		7,444,689
	Financials (7.0%)
170,900	Marex Group, PLC	6,099,421
23,014	Palomar Holdings, Inc.#	2,482,520
221,539	Perella Weinberg Partners	5,720,137
24,854	Piper Sandler Companies	7,882,198
5,902	Sezzle, Inc.#	1,381,127
59,946	Skyward Specialty Insurance Group, Inc.#	2,654,409
34,616	Wintrust Financial Corp.	4,528,119
		30,747,931
	Health Care (28.2%)
831,904	ADMA Biologics, Inc.#	13,435,250
159,116	Artivion, Inc.#	4,926,231
225,728	AtriCure, Inc.#	8,999,775
139,981	Axogen, Inc.#	2,549,054
119,126	BioLife Solutions, Inc.#	3,252,736
1,025,229	Butterfly Network, Inc.#	4,090,664
291,546	CareDx, Inc.#	6,793,022
119,160	Corcept Therapeutics, Inc.#	7,974,187
119,942	CVRx, Inc.#	1,916,673
145,205	GeneDx Holdings Corp.#	10,868,594
89,169	Inogen, Inc.#	1,042,386
331,972	Inotiv, Inc.#	1,420,840
91,890	Insmed, Inc.#	7,036,936
36,016	iRadimed Corp.	2,132,507
378,816	KORU Medical Systems, Inc.#	1,663,002
44,920	LENSAR, Inc.#	498,612
57,404	Ligand Pharmaceuticals, Inc.#	6,690,436
150,745	MannKind Corp.#	872,814
27,069	Masimo Corp.#	4,716,232
61,653	Mirum Pharmaceuticals, Inc.#	3,013,599
178,747	Myomo, Inc.#	1,077,844
27,185	Natera, Inc.#	4,809,570
79,573	OptimizeRx Corp.#	441,630
21,941	Penumbra, Inc.#	5,857,589
97,503	Phreesia, Inc.#	2,774,935
81,655	RadNet, Inc.#	5,345,953
38,898	Sensus Healthcare, Inc.#	320,325
103,797	SI-BONE, Inc.#	1,739,638
73,431	Summit Therapeutics, Inc.#	1,578,767
11,089	UFP Technologies, Inc.#	3,045,705
28,451	Vaxcyte, Inc.#	2,512,792
		123,398,298
	Industrials (12.8%)
45,180	Argan, Inc.	6,180,624
12,545	Axon Enterprise, Inc.#	8,181,598
93,185	Bloom Energy Corp. - Class A#	2,197,302
105,054	CECO Environmental Corp.#	2,975,129
20,903	Construction Partners, Inc. - Class A#	1,680,601
29,213	Embraer, SA (ADR)#	1,196,857
51,446	Everus Construction Group, Inc.#	3,539,999
48,114	FTAI Aviation, Ltd.	4,836,900
86,406	Limbach Holdings, Inc.#	7,990,827
19,572	Loar Holdings, Inc.#	1,555,583
72,620	Sterling Infrastructure, Inc.#	10,342,540
28,833	VSE Corp.	2,951,058
36,936	Willdan Group, Inc.#	1,305,503
8,929	XPO, Inc.#	1,193,540
		56,128,061
	Information Technology (27.3%)
53,210	Alpha & Omega Semiconductor, Ltd.#	2,044,328
62,969	AudioEye, Inc.#	1,192,633
570,668	AvePoint, Inc.#	10,717,145
1,086,204	Blend Labs, Inc. - Class A#	4,181,885
14,079	Celestica, Inc.#	1,738,334
205,617	Cellebrite DI, Ltd.#	4,943,033
18,276	Ciena Corp.#	1,592,571
49,350	Coherent Corp.#	4,465,681
71,682	CompoSecure, Inc. - Class A	1,142,611
40,804	Credo Technology Group Holding, Ltd.#	2,857,096
21,300	CyberArk Software, Ltd.#	7,901,874
15,574	Descartes Systems Group, Inc.#	1,803,936
17,232	Elastic, NV#	1,939,979
325,647	Extreme Networks, Inc.#	5,148,479
127,003	Five9, Inc.#	5,205,853
84,714	Lumentum Holdings, Inc.#	7,205,773
25,797	Okta, Inc.#	2,430,593
24,938	Onestream, Inc.#	742,654
24,032	PAR Technology Corp.#	1,744,483
51,405	Pegasystems, Inc.	5,566,647
1,190,326	Powerfleet, Inc. NJ#	7,034,827
84,122	Red Violet, Inc.	3,062,041
139,762	Semtech Corp.#	9,358,464
22,402	Silicon Laboratories, Inc.#	3,037,487
581,329	SimilarWeb, Ltd.#	9,423,343
14,964	SiTime Corp.#	3,055,649
17,615	Wix.com, Ltd.#	4,208,047

See accompanying Notes to Schedule of Investments

1

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
37,114	Workiva, Inc.#	$3,645,337
101,923	Zeta Global Holdings Corp. - Class A#	1,870,287
		119,261,070
	Materials (2.0%)
21,939	Carpenter Technology Corp.	4,235,543
31,069	Knife River Corp.#	3,218,127
84,834	Perimeter Solutions, Inc.#	1,060,425
		8,514,095
	Real Estate (1.3%)
415,459	Cushman & Wakefield, PLC#	5,729,180
	Total Common Stocks (Cost $324,206,366)	435,504,868
	TOTAL INVESTMENTS (99.6%) (Cost $324,206,366)	435,504,868

OTHER ASSETS, LESS LIABILITIES (0.4%)		1,926,498

NET ASSETS (100.0%)		$437,431,366

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

ABBREVIATION
ADR	American Depositary Receipt

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$435,504,868	$—	$—	$435,504,868
Total	$435,504,868	$0	$—	$435,504,868

See accompanying Notes to Schedule of Investments

2

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (99.9%)
	Communication Services (0.3%)
5,939	Magnite, Inc.#	$102,151

	Consumer Discretionary (17.3%)
3,794	Adtalem Global Education, Inc.#	406,451
760	Carvana Company#	188,085
621	Cava Group, Inc.#	83,866
3,005	Deckers Outdoor Corp.#	532,967
9,158	DraftKings, Inc. - Class A#	384,178
1,874	Grand Canyon Education, Inc.#	329,149
3,823	Life Time Group Holdings, Inc.#	110,829
2,464	Modine Manufacturing Company#	249,973
11,039	On Holding, AG - Class A#	661,015
556	RH#	233,025
57,240	Rush Street Interactive, Inc.#	834,559
889	Shake Shack, Inc. - Class A#	105,018
2,980	Strategic Education, Inc.	292,725
5,120	Stride, Inc.#	690,688
		5,102,528
	Consumer Staples (2.8%)
280	Casey's General Stores, Inc.	118,096
2,032	Freshpet, Inc.#	325,018
5,419	Guardian Pharmacy Services, Inc. - Class A#	123,607
20,610	Mama's Creations, Inc.#	158,697
620	Sprouts Farmers Market, Inc.#	98,171
		823,589
	Energy (0.8%)
3,737	Antero Resources Corp.#	139,465
2,934	Range Resources Corp.	108,675
		248,140
	Financials (7.7%)
778	Evercore, Inc. - Class A	226,608
3,273	Jefferies Financial Group, Inc.	251,661
8,337	Marex Group, PLC	297,548
933	Palomar Holdings, Inc.#	100,643
14,238	Perella Weinberg Partners	367,625
431	Piper Sandler Companies	136,687
339	Sezzle, Inc.#	79,329
3,676	Skyward Specialty Insurance Group, Inc.#	162,773
2,997	Stifel Financial Corp.	347,203
2,332	Wintrust Financial Corp.	305,049
		2,275,126
	Health Care (21.4%)
53,685	ADMA Biologics, Inc.#	867,013
7,759	Artivion, Inc.#	240,219
13,814	AtriCure, Inc.#	550,764
35,014	Butterfly Network, Inc.#	139,706
17,724	CareDx, Inc.#	412,969
7,138	Corcept Therapeutics, Inc.#	477,675
6,409	GeneDx Holdings Corp.#	479,714
4,759	Insmed, Inc.#	364,444
2,080	Masimo Corp.#	362,398
3,823	Mirum Pharmaceuticals, Inc.#	186,868
4,116	Natera, Inc.#	728,203
1,966	Penumbra, Inc.#	524,863
5,607	Phreesia, Inc.#	159,575
5,062	RadNet, Inc.#	331,409
4,212	Summit Therapeutics, Inc.#	90,558
2,517	Tempus AI, Inc.#	144,451
618	UFP Technologies, Inc.#	169,740
957	Vaxcyte, Inc.#	84,522
		6,315,091
	Industrials (13.8%)
2,700	Argan, Inc.	369,360
1,317	Axon Enterprise, Inc.#	858,921
5,212	Bloom Energy Corp. - Class A#	122,899
2,024	BWX Technologies, Inc.	228,570
6,232	CECO Environmental Corp.#	176,490
326	Clean Harbors, Inc.#	75,958
1,058	Construction Partners, Inc. - Class A#	85,063
3,892	Embraer, SA (ADR)#	159,455
3,436	Everus Construction Group, Inc.#	236,431
2,314	FTAI Aviation, Ltd.	232,627
1,252	Generac Holdings, Inc.#	186,961
322	HEICO Corp.	76,939
1,630	Loar Holdings, Inc.#	129,552
4,573	Sterling Infrastructure, Inc.#	651,287
1,236	Vertiv Holdings Company - Class A	144,637
2,620	XPO, Inc.#	350,216
		4,085,366
	Information Technology (32.2%)
1,970	Alpha & Omega Semiconductor, Ltd.#	75,687
1,861	AppLovin Corp. - Class A#	687,807
2,222	Celestica, Inc.#	274,350
11,816	Cellebrite DI, Ltd.#	284,057
1,229	Ciena Corp.#	107,095
4,276	Coherent Corp.#	386,935
6,315	Confluent, Inc. - Class A#	187,429
1,828	Credo Technology Group Holding, Ltd.#	127,997
1,810	CyberArk Software, Ltd.#	671,474
2,991	Descartes Systems Group, Inc.#	346,447
1,785	Dynatrace, Inc.#	103,084
1,663	Elastic, NV#	187,221
20,147	Extreme Networks, Inc.#	318,524
252	Fair Isaac Corp.#	472,137
9,345	Five9, Inc.#	383,052
3,256	GoDaddy, Inc. - Class A#	692,388
498	Guidewire Software, Inc.#	105,212
5,681	Lumentum Holdings, Inc.#	483,226
1,084	Manhattan Associates, Inc.#	226,112
1,378	Nutanix, Inc. - Class A#	94,758
1,735	Okta, Inc.#	163,472
1,740	Onestream, Inc.#	51,817
4,138	Pegasystems, Inc.	448,104
6,141	Samsara, Inc. - Class A#	316,261
8,575	Semtech Corp.#	574,182
1,264	Silicon Laboratories, Inc.#	171,386
8,343	SimilarWeb, Ltd.#	135,240
631	SiTime Corp.#	128,850
3,453	Wix.com, Ltd.#	824,887
1,967	Workiva, Inc.#	193,199
3,042	Zeta Global Holdings Corp. - Class A#	55,821

See accompanying Notes to Schedule of Investments

1

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
1,104	Zscaler, Inc.#	$223,659
		9,501,870
	Materials (1.5%)
1,037	Carpenter Technology Corp.	200,203
1,708	Knife River Corp.#	176,915
5,628	Perimeter Solutions, Inc.#	70,350
		447,468
	Real Estate (2.1%)
24,031	Cushman & Wakefield, PLC#	331,388
1,008	Jones Lang LaSalle, Inc.#	285,062
		616,450
	Total Common Stocks (Cost $21,312,908)	29,517,779
	TOTAL INVESTMENTS (99.9%) (Cost $21,312,908)	29,517,779

OTHER ASSETS, LESS LIABILITIES (0.1%)		27,775

NET ASSETS (100.0%)		$29,545,554

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$29,517,779	$—	$—	$29,517,779
Total	$29,517,779	$—	$—	$29,517,779

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (98.6%)
	Communication Services (17.6%)
661,000	Alphabet, Inc. - Class A~	$134,857,220
25,164	Magnite, Inc.#	432,821
105,016	Meta Platforms, Inc. - Class A	72,374,927
41,947	Netflix, Inc.~#	40,972,152
250,000	Pinterest, Inc. - Class A#	8,240,000
30,200	T-Mobile U.S., Inc.	7,035,694
371,432	Uber Technologies, Inc.#	24,830,229
		288,743,043
	Consumer Discretionary (18.2%)
16,074	Adtalem Global Education, Inc.#	1,722,008
48,000	Airbnb, Inc. - Class A#	6,296,160
634,340	Amazon.com, Inc.~#	150,769,931
1,625	Booking Holdings, Inc.~	7,698,535
3,220	Carvana Company#	796,886
2,621	Cava Group, Inc.#^	353,966
245,200	Chipotle Mexican Grill, Inc.#	14,307,420
12,699	Deckers Outdoor Corp.#	2,252,295
159,649	DoorDash, Inc. - Class A#	30,146,521
419,770	DraftKings, Inc. - Class A#	17,609,351
7,941	Grand Canyon Education, Inc.#	1,394,757
16,194	Life Time Group Holdings, Inc.#^	469,464
75,000	Lowe's Companies, Inc.	19,503,000
10,441	Modine Manufacturing Company#^	1,059,239
46,648	On Holding, AG - Class A#^	2,793,282
2,355	RH#	987,004
242,545	Rush Street Interactive, Inc.#	3,536,306
3,768	Shake Shack, Inc. - Class A#	445,114
12,602	Strategic Education, Inc.	1,237,894
21,614	Stride, Inc.#^	2,915,729
79,200	Tesla, Inc.#	32,044,320
		298,339,182
	Consumer Staples (1.3%)
1,182	Casey's General Stores, Inc.^	498,532
8,577	Freshpet, Inc.#	1,371,891
22,901	Guardian Pharmacy Services, Inc. - Class A#	522,372
87,228	Mama's Creations, Inc.#^	671,655
2,617	Sprouts Farmers Market, Inc.#	414,376
188,500	Walmart, Inc.	18,503,160
		21,981,986
	Energy (0.1%)
15,831	Antero Resources Corp.#	590,813
12,428	Range Resources Corp.^	460,333
		1,051,146
	Financials (6.6%)
23,600	American Express Company	7,491,820
3,285	Evercore, Inc. - Class A	956,822
13,818	Jefferies Financial Group, Inc.	1,062,466
35,303	Marex Group, PLC	1,259,964
40,200	Marsh & McLennan Companies, Inc.	8,718,576
24,100	Mastercard, Inc. - Class A	13,385,863
3,938	Palomar Holdings, Inc.#	424,792
60,235	Perella Weinberg Partners	1,555,268
1,821	Piper Sandler Companies	577,512
14,000	S&P Global, Inc.	7,299,740
1,435	Sezzle, Inc.#	335,804
15,600	Skyward Specialty Insurance Group, Inc.#	690,768
12,701	Stifel Financial Corp.	1,471,411
155,000	Visa, Inc. - Class A	52,979,000
112,000	Wells Fargo & Company	8,825,600
9,865	Wintrust Financial Corp.	1,290,440
		108,325,846
	Health Care (9.2%)
227,340	ADMA Biologics, Inc.#	3,671,541
32,851	Artivion, Inc.#	1,017,067
58,479	AtriCure, Inc.#^	2,331,558
143,000	Boston Scientific Corp.#	14,637,480
148,378	Butterfly Network, Inc.#	592,028
75,037	CareDx, Inc.#	1,748,362
30,247	Corcept Therapeutics, Inc.#^	2,024,129
35,600	Eli Lilly & Company	28,874,448
27,215	GeneDx Holdings Corp.#	2,037,043
20,207	Insmed, Inc.#	1,547,452
26,750	Intuitive Surgical, Inc.#	15,297,790
8,780	Masimo Corp.#^	1,529,739
16,198	Mirum Pharmaceuticals, Inc.#^	791,758
17,421	Natera, Inc.#	3,082,123
8,310	Penumbra, Inc.#	2,218,521
23,735	Phreesia, Inc.#	675,498
21,430	RadNet, Inc.#	1,403,022
9,700	Regeneron Pharmaceuticals, Inc.#	6,527,906
18,750	Stryker Corp.	7,336,688
17,768	Summit Therapeutics, Inc.#^	382,012
10,666	Tempus AI, Inc.#	612,122
25,000	Thermo Fisher Scientific, Inc.	14,943,750
2,613	UFP Technologies, Inc.#^	717,687
41,000	UnitedHealth Group, Inc.	22,242,090
4,038	Vaxcyte, Inc.#	356,636
81,400	Zoetis, Inc.	13,911,260
		150,509,710
	Industrials (4.4%)
11,439	Argan, Inc.	1,564,855
5,569	Axon Enterprise, Inc.#	3,631,991
22,115	Bloom Energy Corp. - Class A#^	521,472
85,500	Boeing Company#	15,092,460
8,566	BWX Technologies, Inc.	967,358
203,000	Canadian Pacific Kansas City, Ltd.	16,158,800
26,403	CECO Environmental Corp.#^	747,733
1,375	Clean Harbors, Inc.#	320,375
4,490	Construction Partners, Inc. - Class A#	360,996
16,423	Embraer, SA (ADR)#^	672,850
60,000	Emerson Electric Company	7,797,000
14,531	Everus Construction Group, Inc.#	999,878
9,801	FTAI Aviation, Ltd.	985,295
5,291	Generac Holdings, Inc.#	790,105
1,361	HEICO Corp.^	325,197
6,907	Loar Holdings, Inc.#^	548,968
19,379	Sterling Infrastructure, Inc.#	2,759,957
5,240	Vertiv Holdings Company - Class A	613,185
69,000	Waste Management, Inc.	15,197,940

See accompanying Notes to Schedule of Investments

1

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
11,083	XPO, Inc.#	$1,481,465
		71,537,880
	Information Technology (40.0%)
8,340	Alpha & Omega Semiconductor, Ltd.#^	320,423
33,500	Analog Devices, Inc.	7,098,315
531,520	Apple, Inc.	125,438,720
7,853	AppLovin Corp. - Class A#	2,902,390
188,350	Broadcom, Inc.	41,676,204
9,417	Celestica, Inc.#^	1,162,717
49,986	Cellebrite DI, Ltd.#	1,201,663
21,805	Ciena Corp.#	1,900,088
18,059	Coherent Corp.#	1,634,159
26,795	Confluent, Inc. - Class A#^	795,276
7,723	Credo Technology Group Holding, Ltd.#	540,764
3,350	Crowdstrike Holdings, Inc. - Class A#	1,333,535
7,641	CyberArk Software, Ltd.#^	2,834,658
85,000	Datadog, Inc. - Class A#	12,130,350
12,650	Descartes Systems Group, Inc.#	1,465,250
7,537	Dynatrace, Inc.#	435,262
7,021	Elastic, NV#^	790,424
85,294	Extreme Networks, Inc.#	1,348,498
1,067	Fair Isaac Corp.#	1,999,089
39,599	Five9, Inc.#^	1,623,163
13,755	GoDaddy, Inc. - Class A#	2,925,001
2,103	Guidewire Software, Inc.#	444,301
24,123	Lumentum Holdings, Inc.#^	2,051,902
4,594	Manhattan Associates, Inc.#	958,262
118,651	Marvell Technology, Inc.	13,390,952
357,190	Microsoft Corp.	148,255,281
31,910	MongoDB, Inc.#^	8,721,641
5,837	Nutanix, Inc. - Class A#	401,381
1,132,100	NVIDIA Corp.	135,931,247
72,070	NXP Semiconductors, NV	15,030,198
7,348	Okta, Inc.#	692,329
7,363	Onestream, Inc.#	219,270
136,922	Oracle Corp.	23,284,955
41,400	Palo Alto Networks, Inc.#	7,634,988
17,466	Pegasystems, Inc.	1,891,393
38,791	Salesforce, Inc.	13,254,885
25,921	Samsara, Inc. - Class A#^	1,334,932
36,102	Semtech Corp.#^	2,417,390
17,471	ServiceNow, Inc.#	17,792,117
5,352	Silicon Laboratories, Inc.#^	725,678
35,402	SimilarWeb, Ltd.#^	573,866
2,662	SiTime Corp.#^	543,580
85,860	Snowflake, Inc. - Class A#	15,584,449
76,000	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	15,908,320
14,633	Wix.com, Ltd.#	3,495,677
46,700	Workday, Inc. - Class A#	12,238,202
8,303	Workiva, Inc.#	815,521
12,839	Zeta Global Holdings Corp. - Class A#^	235,596
4,674	Zscaler, Inc.#	946,906
		656,331,168
	Materials (1.1%)
4,394	Carpenter Technology Corp.	848,306
7,224	Knife River Corp.#	748,262
15,000	Linde, PLC	6,691,800
23,827	Perimeter Solutions, Inc.#	297,837
27,000	Sherwin-Williams Company	9,670,320
		18,256,525
	Real Estate (0.1%)
101,732	Cushman & Wakefield, PLC#^	1,402,884
4,268	Jones Lang LaSalle, Inc.#	1,206,991
		2,609,875
	Total Common Stocks (Cost $734,997,927)	1,617,686,361

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Option (0.1%) #
Other (0.1%)
3,200	Invesco QQQ Trust Series 1
167,132,800	Put, 02/14/25, Strike $512.00
	(Cost $2,067,266)	$1,388,800

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.5%)
24,452,618	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $24,452,618)	24,452,618
	TOTAL INVESTMENTS (100.2%) (Cost $761,517,811)	1,643,527,779

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.5%)		(24,452,618)

OTHER ASSETS, LESS LIABILITIES (1.3%)		21,102,063

NET ASSETS (100.0%)		$1,640,177,224

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (0.0%) #
	Other (0.0%)
(3,200)	Invesco QQQ Trust Series 1
(167,132,800)	Put, 02/14/25, Strike $485.00 (Premium $483,101)	$(259,200)

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $51,736,185.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

ABBREVIATION
ADR	American Depositary Receipt

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$1,617,686,361	$—	$—	$1,617,686,361
Purchased Option	1,388,800	—	—	1,388,800
Investment of Cash Collateral For Securities Loaned	—	24,452,618	—	24,452,618
Total	$1,619,075,161	$24,452,618	$—	$1,643,527,779
Liabilities:
Written Option	$259,200	$—	$—	$259,200
Total	$259,200	$—	$—	$259,200

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (15.6%)
	Communication Services (1.9%)
7,315,000	Liberty Media Corp.-Liberty Formula One^
	2.250%, 08/15/27	$9,210,097
23,860,000	Live Nation Entertainment, Inc.^*
	2.875%, 01/15/30	24,862,358
7,990,000	Snap, Inc.^*
	0.500%, 05/01/30	7,012,983
13,580,000	Uber Technologies, Inc.
	0.875%, 12/01/28	15,798,972
		56,884,410
	Consumer Discretionary (2.6%)
6,505,000	Alibaba Group Holding, Ltd.*
	0.500%, 06/01/31	7,614,298
7,640,000	Booking Holdings, Inc.^
	0.750%, 05/01/25	19,269,379
6,870,000	JD.com, Inc.^*
	0.250%, 06/01/29	7,880,508
3,065,000	Royal Caribbean Cruises, Ltd.^
	6.000%, 08/15/25	16,397,750
18,915,000	Trip.com Group, Ltd.^*
	0.750%, 06/15/29	23,888,132
2,910,000	Wayfair, Inc.
	3.250%, 09/15/27	3,246,221
		78,296,288
	Consumer Staples (0.4%)
2,545,000	Freshpet, Inc.
	3.000%, 04/01/28	6,056,668
5,855,000	Post Holdings, Inc.
	2.500%, 08/15/27	6,585,294
		12,641,962
	Financials (0.7%)
3,725,000	Federal Realty OP, LP*
	3.250%, 01/15/29	3,816,225
9,225,000	Morgan Stanley Finance, LLC, Series B
	1.000%, 11/23/27	15,936,188
		19,752,413
	Health Care (0.3%)
4,470,000	Integer Holdings Corp.
	2.125%, 02/15/28	7,605,124

	Industrials (1.1%)
4,585,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	13,115,484
3,650,000	Bloom Energy Corp.
	3.000%, 06/01/28	5,375,209
6,180,000	Middleby Corp.
	1.000%, 09/01/25	8,316,735
5,615,000	Tetra Tech, Inc.
	2.250%, 08/15/28	6,325,185
		33,132,613
	Information Technology (5.4%)
4,790,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	5,267,276
6,283,000	BILL Holdings, Inc.^*
	0.000%, 04/01/30	6,731,606
11,980,000	Datadog, Inc.^*
	0.000%, 12/01/29	11,810,363
8,690,000	Guidewire Software, Inc.*
	1.250%, 11/01/29	9,434,646
6,935,000	Itron, Inc.*
	1.375%, 07/15/30	7,245,341
5,455,000	Lumentum Holdings, Inc.
	1.500%, 12/15/29	7,730,772
7,260,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	7,355,033
18,840,000	MKS Instruments, Inc.^*
	1.250%, 06/01/30	19,187,786
4,250,000	NCL Corp., Ltd.
	5.375%, 08/01/25	6,594,768
7,520,000	Nutanix, Inc.*
	0.500%, 12/15/29	7,835,088
6,925,000	ON Semiconductor Corp.^
	0.500%, 03/01/29	6,239,702
6,395,000	PAR Technology Corp.
	1.500%, 10/15/27	7,464,884
7,945,000	Parsons Corp.*
	2.625%, 03/01/29	8,593,471
10,700,000	Seagate HDD Cayman
	3.500%, 06/01/28	13,839,915
12,845,000	Snowflake, Inc.*
	0.000%, 10/01/29	17,065,353
6,525,000	Vertex, Inc.*
	0.750%, 05/01/29	11,007,479
5,280,000	Western Digital Corp.
	3.000%, 11/15/28	7,422,730
		160,826,213
	Real Estate (0.9%)
14,130,000	Welltower OP, LLC*
7,555,000	3.125%, 07/15/29^	16,922,936
	2.750%, 05/15/28	11,012,243
		27,935,179
	Utilities (2.3%)
13,340,000	CMS Energy Corp.
	3.375%, 05/01/28	13,795,561
13,155,000	Duke Energy Corp.
	4.125%, 04/15/26	13,656,205
4,940,000	NextEra Energy Capital Holdings, Inc.*
	3.000%, 03/01/27	5,703,082
16,315,000	PPL Capital Funding, Inc.^
	2.875%, 03/15/28	17,331,588
15,555,000	Southern Company
	3.875%, 12/15/25	16,422,813
		66,909,249
	TOTAL CONVERTIBLE BONDS (Cost $389,021,105)	463,983,451

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (3.9%)
	Financials (1.3%)
80,250	AMG Capital Trust II
	5.150%, 10/15/37	$4,275,720
242,245	Apollo Global Management, Inc.
	6.750%, 07/31/26	21,579,185
228,595	Ares Management Corp.
	6.750%, 10/01/27	13,873,430
		39,728,335
	Industrials (1.7%)
750,615	Boeing Company
	6.000%, 10/15/27	45,607,367
56,341	Chart Industries, Inc.
	6.750%, 12/15/25	4,380,513
		49,987,880
	Information Technology (0.4%)
191,890	Hewlett Packard Enterprise Company
	7.625%, 09/01/27	11,730,236

	Utilities (0.5%)
80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)^#§**
	3.369%, 09/15/29	3,297,268
126,115	NextEra Energy, Inc.
	7.299%, 06/01/27	6,149,367
119,225	PG&E Corp.#
	6.000%, 12/01/27	5,034,872
		14,481,507
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,489,856)	115,927,958

Common Stocks (76.2%)
	Communication Services (10.1%)
756,405	Alphabet, Inc. - Class A	154,321,748
107,475	Meta Platforms, Inc. - Class A	74,069,620
27,710	Netflix, Inc.#	27,066,020
108,795	T-Mobile U.S., Inc.	25,345,971
164,375	Walt Disney Company	18,584,238
		299,387,597
	Consumer Discretionary (9.3%)
589,450	Amazon.com, Inc.#	140,100,476
210,500	Chipotle Mexican Grill, Inc.#	12,282,675
50,445	Home Depot, Inc.	20,782,331
165,965	Las Vegas Sands Corp.	7,606,176
44,130	Lowe's Companies, Inc.	11,475,565
47,685	McDonald's Corp.	13,766,659
91,035	Starbucks Corp.	9,802,649
131,090	Tesla, Inc.#	53,039,014
76,340	TJX Companies, Inc.	9,526,469
		278,382,014
	Consumer Staples (4.7%)
267,985	Coca-Cola Company	17,011,688
117,730	Colgate-Palmolive Company	10,207,191
29,260	Costco Wholesale Corp.	28,671,289
90,855	Mondelez International, Inc. - Class A	5,268,682
121,795	Philip Morris International, Inc.	15,857,709
152,560	Procter & Gamble Company	25,323,434
67,855	Target Corp.	9,357,883
294,690	Walmart, Inc.	28,926,770
		140,624,646
	Energy (2.9%)
53,770	Chevron Corp.	8,021,946
54,505	ConocoPhillips	5,386,729
165,565	EQT Corp.	8,463,683
348,130	Exxon Mobil Corp.	37,190,728
60,150	Hess Corp.	8,362,654
92,400	Marathon Petroleum Corp.	13,463,604
107,650	Williams Companies, Inc.	5,967,040
		86,856,384
	Financials (11.2%)
39,170	American Express Company	12,434,517
43,888	Assurant, Inc.	9,444,259
541,560	Bank of America Corp.	25,074,228
9,110	Blackrock, Inc.	9,797,805
76,160	Chubb, Ltd.	20,706,381
171,630	Citigroup, Inc.	13,975,831
98,940	Fidelity National Information Services, Inc.	8,060,642
58,870	Fiserv, Inc.#	12,718,275
21,995	Goldman Sachs Group, Inc.	14,085,598
173,430	JPMorgan Chase & Company	46,357,839
49,201	KKR & Company, Inc.	8,220,011
97,830	Marsh & McLennan Companies, Inc.	21,217,370
68,530	Mastercard, Inc. - Class A	38,063,618
123,375	Morgan Stanley	17,078,801
21,445	S&P Global, Inc.	11,181,637
115,285	Visa, Inc. - Class A	39,404,413
320,775	Wells Fargo & Company	25,277,070
		333,098,295
	Health Care (7.4%)
124,400	Abbott Laboratories	15,914,492
76,365	AbbVie, Inc.	14,043,524
220,975	Boston Scientific Corp.#	22,619,001
39,400	Danaher Corp.	8,775,956
58,380	Dexcom, Inc.#	5,069,135
19,290	Elevance Health, Inc.	7,633,053
42,885	Eli Lilly & Company	34,783,166
33,055	ICON, PLC#	6,580,589
124,145	Johnson & Johnson	18,888,662
115,780	Medtronic, PLC	10,515,140
179,870	Merck & Company, Inc.	17,774,753
17,665	Stryker Corp.	6,912,138
26,215	Thermo Fisher Scientific, Inc.	15,670,016
47,175	UnitedHealth Group, Inc.	25,591,966
90,405	Zimmer Biomet Holdings, Inc.	9,897,539
		220,669,130
	Industrials (4.5%)
535,295	American Airlines Group, Inc.^#	9,057,191
696,840	CSX Corp.	22,905,131
173,540	Emerson Electric Company	22,551,523
31,960	GE Vernova, Inc.	11,917,245
72,590	General Electric Company	14,777,146
49,405	Norfolk Southern Corp.	12,613,097

See accompanying Notes to Schedule of Investments

2

Calamos Growth and Income Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

31,405		Parker-Hannifin Corp.	$22,204,905
148,475		RTX Corp.	19,145,851
			135,172,089
		Information Technology (23.1%)
85,840		Advanced Micro Devices, Inc.#	9,953,148
726,405		Apple, Inc.	171,431,580
291,040		Broadcom, Inc.	64,398,421
185,485		Cisco Systems, Inc.	11,240,391
39,165		CyberArk Software, Ltd.#	14,529,432
8,450		Intuit, Inc.	5,082,760
113,050		Lam Research Corp.	9,162,702
70,330		Micron Technology, Inc.	6,416,909
370,940		Microsoft Corp.	153,962,356
1,241,785		NVIDIA Corp.	149,101,125
19,340		NXP Semiconductors, NV	4,033,357
131,935		Oracle Corp.	22,436,866
45,230		Palo Alto Networks, Inc.#	8,341,317
60,500		Salesforce, Inc.	20,672,850
39,710	EUR	SAP, SE	10,943,049
26,555		ServiceNow, Inc.#	27,043,081
			688,749,344
		Materials (2.0%)
237,540		Freeport-McMoRan, Inc.	8,515,809
52,565		Linde, PLC	23,450,298
47,675		Sherwin-Williams Company	17,075,278
40,695		Vulcan Materials Company	11,156,534
			60,197,919
		Real Estate (0.4%)
60,195		American Tower Corp.	11,133,065

		Utilities (0.6%)
100,390		Vistra Corp.	16,868,532

		TOTAL COMMON STOCKS (Cost $854,606,879)	2,271,139,015

EXCHANGE-TRADED FUND (0.2%)
		Other (0.2%)
		iShares Biotechnology ETF^
45,780		(Cost $6,298,847)	6,347,855

PRINCIPAL AMOUNT		VALUE

U.S. Government And Agency Securities (2.2%)
	U.S. Treasury Note
22,420,000	4.250%, 05/31/25	22,411,242
21,960,000	4.625%, 02/28/25	21,963,002
19,655,000	5.000%, 08/31/25^	19,728,323
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $64,080,505)	64,102,567

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.4%) #
	Communication Services (0.0%)
2,020	Alphabet, Inc.
41,212,040	Put, 02/21/25, Strike $195.00	$747,400

	Information Technology (0.1%)
1,775	NVIDIA Corp.
21,312,425	Put, 02/21/25, Strike $130.00	2,298,625

	Other (0.3%)
3,000	Invesco QQQ Trust Series 1
156,687,000	Put, 03/21/25, Strike $515.00	3,166,500
7,460	iShares MSCI EAFE ETF
59,113,040	Call, 03/21/25, Strike $80.00	884,010
2,500	iShares Russell 2000 ETF
56,620,000	Call, 03/21/25, Strike $235.00	817,500
530	S&P 500 Index
320,148,090	Put, 04/17/25, Strike $5,900.00	4,735,550
		9,603,560
	TOTAL PURCHASED OPTIONS (Cost $18,176,410)	12,649,585

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.3%)
69,163,111	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $69,163,111)	69,163,111
	TOTAL INVESTMENTS (100.8%) (Cost $1,497,836,713)	3,003,313,542

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.3%)		(69,163,111)

OTHER ASSETS, LESS LIABILITIES (1.5%)		45,760,305

NET ASSETS (100.0%)		$2,979,910,736

NOTES TO SCHEDULE OF INVESTMENTS
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2025.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$463,983,451	$—	$463,983,451
Convertible Preferred Stocks	108,354,970	7,572,988	—	115,927,958
Common Stocks	2,260,195,966	10,943,049	—	2,271,139,015
Exchange-Traded Fund	6,347,855	—	—	6,347,855
U.S. Government and Agency Securities	—	64,102,567	—	64,102,567
Purchased Options	12,649,585	—	—	12,649,585
Investment of Cash Collateral For Securities Loaned	—	69,163,111	—	69,163,111
Total	$2,387,548,376	$615,765,166	$—	$3,003,313,542

See accompanying Notes to Schedule of Investments

4

Calamos Dividend Growth Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Convertible Preferred Stocks (2.2%)
	Financials (0.5%)
620	Apollo Global Management, Inc.
	6.750%, 07/31/26	$55,230
1,035	Ares Management Corp.
	6.750%, 10/01/27	62,814
		118,044
	Industrials (1.5%)
5,485	Boeing Company^
	6.000%, 10/15/27	333,268

	Information Technology (0.2%)
790	Hewlett Packard Enterprise Company
	7.625%, 09/01/27	48,293

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $418,047)	499,605

Common Stocks (94.3%)
	Communication Services (9.4%)
4,500	Alphabet, Inc. - Class C	925,200
155	Live Nation Entertainment, Inc.#	22,425
910	Meta Platforms, Inc. - Class A	627,154
265	Netflix, Inc.#	258,841
525	T-Mobile U.S., Inc.	122,309
1,160	Walt Disney Company	131,150
		2,087,079
	Consumer Discretionary (12.0%)
4,080	Amazon.com, Inc.#	969,734
44	Booking Holdings, Inc.	208,453
1,550	Chipotle Mexican Grill, Inc.#	90,443
400	Home Depot, Inc.	164,792
1,225	Las Vegas Sands Corp.	56,142
545	Lowe's Companies, Inc.	141,722
625	McDonald's Corp.	180,437
730	MGM Resorts International#	25,170
345	Royal Caribbean Cruises, Ltd.	91,977
710	Starbucks Corp.	76,453
1,170	Tesla, Inc.#	473,382
1,580	TJX Companies, Inc.	197,168
		2,675,873
	Consumer Staples (5.3%)
2,085	Coca-Cola Company	132,356
870	Colgate-Palmolive Company	75,429
305	Costco Wholesale Corp.	298,864
630	Mondelez International, Inc. - Class A	36,534
895	Philip Morris International, Inc.	116,529
1,070	Procter & Gamble Company	177,609
485	Target Corp.	66,886
2,895	Walmart, Inc.	284,173
		1,188,380
	Energy (3.2%)
385	Chevron Corp.	57,438
395	ConocoPhillips	39,038
1,215	EQT Corp.	62,111
2,870	Exxon Mobil Corp.	306,602
515	Hess Corp.	71,600
880	Marathon Petroleum Corp.	128,225
790	Williams Companies, Inc.	43,790
		708,804
	Financials (14.7%)
690	American Express Company	219,041
355	Assurant, Inc.	76,392
6,015	Bank of America Corp.	278,494
480	Berkshire Hathaway, Inc. - Class B#	224,962
60	Blackrock, Inc.	64,530
555	Chubb, Ltd.	150,893
1,260	Citigroup, Inc.	102,602
840	Fidelity National Information Services, Inc.	68,435
430	Fiserv, Inc.#	92,897
235	Goldman Sachs Group, Inc.	150,494
1,785	JPMorgan Chase & Company	477,130
570	Marsh & McLennan Companies, Inc.	123,622
680	Mastercard, Inc. - Class A	377,692
915	Morgan Stanley	126,663
130	PNC Financial Services Group, Inc.	26,124
255	S&P Global, Inc.	132,960
845	Visa, Inc. - Class A	288,821
3,715	Wells Fargo & Company	292,742
		3,274,494
	Health Care (9.2%)
1,110	Abbott Laboratories	142,002
950	AbbVie, Inc.	174,705
1,615	Boston Scientific Corp.#	165,312
330	Danaher Corp.	73,504
580	Dexcom, Inc.#	50,361
150	Elevance Health, Inc.	59,355
445	Eli Lilly & Company	360,931
240	ICON, PLC#	47,779
1,040	Johnson & Johnson	158,236
780	Medtronic, PLC	70,840
2,160	Merck & Company, Inc.	213,451
215	Stryker Corp.	84,127
215	Thermo Fisher Scientific, Inc.	128,516
430	UnitedHealth Group, Inc.	233,271
700	Zimmer Biomet Holdings, Inc.	76,636
		2,039,026
	Industrials (5.5%)
3,945	American Airlines Group, Inc.^#	66,749
5,535	CSX Corp.	181,936
1,270	Emerson Electric Company	165,037
235	GE Vernova, Inc.	87,627
885	General Electric Company	180,159
455	Norfolk Southern Corp.	116,162
300	Parker-Hannifin Corp.	212,115
1,115	RTX Corp.	143,779
1,225	Uber Technologies, Inc.#	81,891
		1,235,455

See accompanying Notes to Schedule of Investments

1

 Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Information Technology (28.6%)
715		Advanced Micro Devices, Inc.#	$82,904
6,350		Apple, Inc.	1,498,600
460		Applied Materials, Inc.	82,961
2,850		Broadcom, Inc.	630,619
1,535		Cisco Systems, Inc.	93,021
172		Intuit, Inc.	103,460
1,050		Lam Research Corp.	85,103
815		Microchip Technology, Inc.	44,255
1,010		Micron Technology, Inc.	92,152
3,200		Microsoft Corp.	1,328,192
10,930		NVIDIA Corp.	1,312,365
145		NXP Semiconductors, NV	30,240
1,245		Oracle Corp.	211,725
310		Palo Alto Networks, Inc.#	57,170
540		Salesforce, Inc.	184,518
385	EUR	SAP, SE	106,096
800		Seagate Technology Holdings, PLC	77,088
195		ServiceNow, Inc.#	198,584
400		Texas Instruments, Inc.	73,844
1,125		Western Digital Corp.#	73,271
			6,366,168
		Materials (2.4%)
1,740		Freeport-McMoRan, Inc.	62,379
430		Linde, PLC	191,832
405		Sherwin-Williams Company	145,055
515		Vulcan Materials Company	141,187
			540,453
		Real Estate (1.2%)
365		American Tower Corp.	67,507
1,375		Welltower, Inc.	187,660
			255,167
		Utilities (2.8%)
1,360		CMS Energy Corp.	89,760
725		Duke Energy Corp.	81,193
1,020		NextEra Energy, Inc.	72,991
3,970		PPL Corp.	133,392
1,005		Southern Company	84,370
1,015		Vistra Corp.	170,550
			632,256
		TOTAL COMMON STOCKS (Cost $9,334,366)	21,003,155

Exchange-Traded Funds (1.2%)
		Other (1.2%)
440		iShares Biotechnology ETF^	61,010
855		iShares Russell 2000 ETF^	193,641
		TOTAL EXCHANGE-TRADED FUNDS (Cost $223,580)	254,651

NUMBER OF CONTRACTS		VALUE

Purchased Option (0.0%) #
	Information Technology (0.0%)
5	NVIDIA Corp.
60,035	Put, 02/21/25, Strike $130.00 (Cost $5,387)	$6,475

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.6%)
361,885	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $361,885)	$361,885
	TOTAL INVESTMENTS (99.3%) (Cost $10,343,265)	22,125,771

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.6%)		(361,885)

OTHER ASSETS, LESS LIABILITIES (2.3%)		516,258

NET ASSETS (100.0%)		$22,280,144

NOTES TO SCHEDULE OF INVESTMENTS
^	Security, or portion of security, is on loan.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$20,897,059	$106,096	$—	$21,003,155
Exchange-Traded Funds	254,651	—	—	254,651
Convertible Preferred Stocks	499,605	—	—	499,605
Purchased Option	6,475	—	—	6,475
Investment of Cash Collateral For Securities Loaned	—	361,885	—	361,885
Total	$21,657,790	$467,981	$—	$22,125,771

See accompanying Notes to Schedule of Investments

2

Calamos Select Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE

Common Stocks (96.8%)
	Communication Services (10.4%)
18,143	Alphabet, Inc. - Class A	$3,701,535
1,616	Netflix, Inc.#	1,578,444
3,576	T-Mobile U.S., Inc.	833,101
		6,113,080
	Consumer Discretionary (13.9%)
4,311	Airbnb, Inc. - Class A#	565,474
16,480	Amazon.com, Inc.#	3,916,966
5,070	DoorDash, Inc. - Class A#	957,368
16,687	DraftKings, Inc. - Class A#	700,020
3,369	Home Depot, Inc.	1,387,961
5,386	TJX Companies, Inc.	672,119
		8,199,908
	Consumer Staples (3.9%)
5,733	PepsiCo, Inc.	863,906
14,946	Walmart, Inc.	1,467,099
		2,331,005
	Energy (1.5%)
6,240	Hess Corp.	867,547

	Financials (13.2%)
3,414	American Express Company	1,083,774
22,902	Bank of America Corp.	1,060,363
2,513	Chubb, Ltd.	683,234
3,276	Marsh & McLennan Companies, Inc.	710,499
6,467	Morgan Stanley	895,227
1,661	S&P Global, Inc.	866,062
4,265	Visa, Inc. - Class A	1,457,777
13,112	Wells Fargo & Company	1,033,226
		7,790,162
	Health Care (10.4%)
9,646	Boston Scientific Corp.#	987,365
4,039	Danaher Corp.	899,647
1,526	Eli Lilly & Company	1,237,708
5,819	Johnson & Johnson	885,361
2,156	UnitedHealth Group, Inc.	1,169,608
5,435	Zoetis, Inc.	928,841
		6,108,530
	Industrials (7.3%)
9,696	Canadian Pacific Kansas City, Ltd.	771,802
1,750	Deere & Company	833,980
7,006	Emerson Electric Company	910,430
14,236	Uber Technologies, Inc.#	951,676
3,862	Waste Management, Inc.	850,644
		4,318,532
	Information Technology (30.0%)
3,678	Analog Devices, Inc.	779,331
16,614	Apple, Inc.	3,920,904
7,696	Broadcom, Inc.	1,702,894
4,355	Datadog, Inc. - Class A#	621,502
8,350	Microsoft Corp.	3,465,751
28,468	NVIDIA Corp.	3,418,153
3,500	NXP Semiconductors, NV	729,925
4,130	Oracle Corp.	702,348
2,124	Salesforce, Inc.	725,771
760	ServiceNow, Inc.#	773,969
4,853	Snowflake, Inc. - Class A#	880,868
		17,721,416
	Materials (2.9%)
1,884	Linde, PLC	840,490
2,425	Sherwin-Williams Company	868,538
		1,709,028
	Real Estate (1.4%)
6,956	Prologis, Inc.	829,503

	Utilities (1.9%)
13,330	Southern Company	1,119,053

	TOTAL COMMON STOCKS (Cost $31,726,273)	57,107,764
	TOTAL INVESTMENTS (96.8%) (Cost $31,726,273)	57,107,764
OTHER ASSETS, LESS LIABILITIES (3.2%)		1,915,906

NET ASSETS (100.0%)		$59,023,670

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$57,107,764	$—	$—	$57,107,764
Total	$57,107,764	$—	$—	$57,107,764

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (98.9%)
		Communication Services (4.8%)
119,820	EUR	Deutsche Telekom, AG	$4,019,836
13,789		Spotify Technology, SA#	7,563,956
			11,583,792
		Consumer Discretionary (15.9%)
9,000	EUR	adidas, AG	2,372,939
27,670		Alibaba Group Holding, Ltd. (ADR)	2,734,903
44,000	INR	Amber Enterprises India, Ltd.#	3,283,344
55,000	AUD	Aristocrat Leisure, Ltd.	2,557,478
13,200	CHF	Cie Financiere Richemont, SA - Class A	2,551,805
77,220	GBP	Compass Group, PLC	2,660,566
13,600	INR	Dixon Technologies India, Ltd.	2,345,934
5,460	EUR	Ferrari, NV^	2,342,529
18,320		Flutter Entertainment, PLC#	4,890,890
880	EUR	Hermes International, SCA	2,475,140
621,000	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	2,726,059
21,186		MakeMyTrip, Ltd.#^	2,314,994
131,600	HKD	Meituan - Class B#*	2,504,684
1,398		MercadoLibre, Inc.#	2,687,222
			38,448,487
		Consumer Staples (4.8%)
129,150	CNY	Eastroc Beverage Group Company, Ltd. - Class A	4,327,525
527,500	GBP	Haleon, PLC	2,458,789
84,730	GBP	Unilever, PLC	4,853,082
			11,639,396
		Energy (2.3%)
436,150	CAD	CES Energy Solutions Corp.	2,583,859
100,720		TechnipFMC, PLC	3,026,636
			5,610,495
		Financials (12.9%)
330,000	GBP	Barclays, PLC	1,209,448
12,580	EUR	Deutsche Böerse, AG	3,107,735
70,900	HKD	Hong Kong Exchanges & Clearing, Ltd.	2,775,002
33,110	GBP	London Stock Exchange Group, PLC	4,927,031
35,970	KRW	Meritz Financial Group, Inc.#	2,813,616
502,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	2,826,603
327,820		Sumitomo Mitsui Financial Group, Inc. (ADR)^	4,877,962
5,580	CHF	Swissquote Group Holding, SA	2,422,373
34,000	CHF	UBS Group, AG	1,198,824
108,230	EUR	UniCredit, S.p.A.	4,970,275
			31,128,869
		Health Care (8.8%)
75,800	SEK	BoneSupport Holding, AB#*	2,375,954
10,200	EUR	EssilorLuxottica, SA	2,799,478
31,080	CHF	Galderma Group, AG#^	3,777,717
28,880	DKK	Novo Nordisk, A/S - Class B	2,438,183
39,800	EUR	Recordati Industria Chimica e Farmaceutica S.p.A	2,418,412
109,035	CHF	Sandoz Group, AG	5,220,308
77,000	SEK	Swedish Orphan Biovitrum, AB#	2,331,986
			21,362,038
		Industrials (16.3%)
21,355	EUR	Airbus, SE	3,693,805
3,170	CHF	Burckhardt Compression Holding, AG	2,395,067
61,200	GBP	Experian, PLC	3,014,689
8,940	KRW	HD Hyundai Electric Company, Ltd.	2,497,863
298,000	JPY	Hitachi, Ltd.	7,491,844
242,930	JPY	Mitsubishi Heavy Industries, Ltd.^	3,555,340
49,400	GBP	RELX, PLC	2,453,027
1,001,810	GBP	Rolls-Royce Holdings, PLC#	7,469,640
13,060	EUR	Schneider Electric, SE	3,312,338
19,725		Waste Connections, Inc.	3,624,863
			39,508,476
		Information Technology (29.0%)
83,300	JPY	Advantest Corp.^	4,605,422
35,000	TWD	Alchip Technologies, Ltd.	3,256,040
5,560	EUR	ASM International, NV	3,225,820
7,495	EUR	ASML Holding, NV	5,544,524
7,800		Atlassian Corp.#	2,392,884
1,595	CAD	Constellation Software, Inc.	5,216,271
5,800	JPY	Keyence Corp.	2,498,111
24,080	EUR	Nemetschek, SE	2,877,104
28,535	EUR	SAP, SE	7,863,508
45,000		Shopify, Inc. - Class A#	5,256,000
34,060	KRW	SK Hynix, Inc.	4,585,484
316,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	10,545,895
62,880	AUD	WiseTech Global, Ltd.	4,760,185
9,500		Wix.com, Ltd.#	2,269,455
25,160	AUD	Xero, Ltd.#	2,831,885
505,400	HKD	Xiaomi Corp. - Class B#*	2,533,093
			70,261,681
		Materials (3.1%)
121,000	CAD	Alamos Gold, Inc. - Class A^	2,530,147
5,435		Linde, PLC	2,424,662
102,000	JPY	Resonac Holdings Corp.^	2,472,652
			7,427,461
		Real Estate (1.0%)
171,180	INR	Macrotech Developers, Ltd.*	2,384,655

		TOTAL COMMON STOCKS (Cost $189,997,410)	239,355,350

Warrants (0.0%)
		Information Technology (0.0%)
1,260		Constellation Software, Inc.#^
		03/31/40, Strike 1.00
		(Cost $—)	—

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.9%) #
	Communication Services (0.2%)
488 5,943,352	Sea, Ltd. Call, 03/21/25, Strike $120.00	$541,680
	Consumer Discretionary (0.5%)
1,012 6,060,868	Global-e Online Ltd. Call, 04/17/25, Strike $55.00	834,900
25 4,805,475	MercadoLibre, Inc. Call, 03/21/25, Strike $2,000.00	219,500
1,005 4,648,125	Yum China Holdings, Inc. Call, 04/17/25, Strike $52.50	120,600
		1,175,000
	Information Technology (0.2%)
342 7,158,744	Taiwan Semiconductor Manufacturing Company, Ltd. Call, 03/21/25, Strike $210.00	440,325

	TOTAL PURCHASED OPTIONS (Cost $1,953,408)	2,157,005

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.0%)
16,883,955	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $16,883,955)	16,883,955
	TOTAL INVESTMENTS (106.8%) (Cost $208,834,773)	258,396,310

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.0%)		(16,883,955)

OTHER ASSETS, LESS LIABILITIES (0.2%)		344,409

NET ASSETS (100.0%)		$241,856,764

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
BANK OF NEW YORK	European Monetary Unit	03/27/25	8,731,000	$9,079,555	$(127,005)
BANK OF NEW YORK	European Monetary Unit	03/27/25	5,052,000	5,253,684	(73,489)
State Street Bank and Trust	British Pound Sterling	03/27/25	2,364,000	2,930,620	(70,046)
State Street Bank and Trust	British Pound Sterling	03/27/25	1,366,000	1,693,412	(40,475)
Northern Trust Company	Swiss Franc	03/27/25	1,416,000	1,563,761	(33,685)
Northern Trust Company	Swiss Franc	03/27/25	819,000	904,464	(19,483)
					$(364,183)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos International Growth Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$60,504,407	$178,850,943	$—	$239,355,350
Purchased Options	2,157,005	—	—	2,157,005
Investment of Cash Collateral For Securities Loaned	—	16,883,955	—	16,883,955
Total	$62,661,412	$195,734,898	$—	$258,396,310
Liabilities:
Forward Foreign Currency Contracts	$—	$364,183	$—	$364,183
Total	$—	$364,183	$—	$364,183

CURRENCY EXPOSURE JANUARY 31, 2025
	Value	% of Total Investments
US Dollar	$63,105,387	24.4%
European Monetary Unit	51,023,443	19.8%
British Pound Sterling	29,046,272	11.2%
Japanese Yen	20,623,369	8.0%
Swiss Franc	17,566,094	6.8%
New Taiwan Dollar	13,801,935	5.4%
Hong Kong Dollar	10,639,382	4.1%
Canadian Dollar	10,330,277	4.0%
Australian Dollar	10,149,548	3.9%
South Korean Won	9,896,963	3.8%
Indian Rupee	8,013,933	3.1%
Chinese Yuan Renminbi	7,053,584	2.7%
Swedish Krona	4,707,940	1.8%
Danish Krone	2,438,183	1.0%
Total Investments	$258,396,310	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Convertible Bonds (18.7%)
	Consumer Discretionary (13.5%)
17,342,000	Alibaba Group Holding, Ltd.*
	0.500%, 06/01/31	$20,299,331
10,094,000	JD.com, Inc.*
	0.250%, 06/01/29	11,578,726
2,587,000	MakeMyTrip, Ltd.
	0.000%, 02/15/28	7,359,213
9,316,000	Trip.com Group, Ltd.*
	0.750%, 06/15/29	11,765,363
		51,002,633
	Information Technology (5.2%)
7,100,000	Hon Hai Precision Industry Company, Ltd.
	0.000%, 08/05/26	7,803,113
4,600,000	SK Hynix, Inc.
	1.750%, 04/11/30	7,924,972
3,600,000	Wiwynn Corp.
	0.000%, 07/17/29	3,749,328
		19,477,413

	Total Convertible Bonds (Cost $57,721,241)	70,480,046

NUMBER OF SHARES			VALUE

Common Stocks (80.9%)
		Communication Services (5.3%)
115,735	SAR	Etihad Etisalat Company	1,785,384
1,796,000	HKD	Mobvista, Inc.*#	1,655,114
297,750	ZAR	MTN Group, Ltd.	1,826,395
33,110		Sea, Ltd. (ADR)#	4,032,467
204,500	HKD	Tencent Holdings, Ltd.	10,759,804
			20,059,164
		Consumer Discretionary (13.8%)
131,490	INR	Amber Enterprises India, Ltd.#	9,811,975
75,200	CNY	BYD Company, Ltd. - Class A	2,854,809
21,760	INR	Dixon Technologies India, Ltd.	3,753,495
735,900	CNY	Fuyao Glass Industry Group Company, Ltd. - Class A	6,059,819
1,009,425	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	4,431,163
887,325	INR	Indian Hotels Company, Ltd.	7,807,387
134,495	INR	Mahindra & Mahindra, Ltd.	4,638,042
378,200	HKD	Meituan - Class B*#	7,198,111
2,815		MercadoLibre, Inc.#	5,410,965
			51,965,766
		Consumer Staples (5.2%)
317,430	CNY	Eastroc Beverage Group Company, Ltd. - Class A	10,636,363
27,680	INR	Gillette India, Ltd.	2,742,368
5,505	KRW	Samyang Foods Company, Ltd.	2,578,051
63,380	GBP	Unilever, PLC	3,630,218
			19,587,000
		Energy (2.2%)
1,751,700	EUR	Saipem S.p.A#	4,274,431
140,995		TechnipFMC, PLC	4,236,900
			8,511,331
		Financials (16.2%)
4,125,300	CNY	Agricultural Bank of China, Ltd. - Class A	2,934,048
7,913,826	IDR	Bank Mandiri Persero, Tbk PT	2,907,716
1,353,960	PHP	Bank of the Philippine Islands	2,697,172
49,250	INR	BSE, Ltd.	3,004,212
2,473,200	CNY	China Construction Bank Corp. - Class A	2,910,328
1,846,400	CNY	China Galaxy Securities Company, Ltd. - Class A	3,560,112
1,154,150	EUR	Eurobank Ergasias Services and Holdings, SA	2,888,522
154,100	HKD	Hong Kong Exchanges & Clearing, Ltd.	6,031,421
94,500		ICICI Bank, Ltd. (ADR)	2,709,315
89,648	KRW	KB Financial Group, Inc.	5,616,563
8,449,500	THB	Krung Thai Bank PCL	5,730,753
113,065	KRW	Meritz Financial Group, Inc.#	8,844,078
210,785	INR	PB Fintech, Ltd.#	4,203,143
1,251,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	7,043,985
			61,081,368
		Health Care (2.2%)
46,555	INR	Apollo Hospitals Enterprise, Ltd.	3,662,805
3,555,810	MXN	Genomma Lab Internacional, SAB de CV - Class B^	4,833,856
			8,496,661
		Industrials (9.8%)
109,380	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	3,899,877
610,190		Grab Holdings, Ltd. - Class A#	2,794,670
20,232	KRW	Hanwha Aerospace Company, Ltd.#	5,543,290
29,385	KRW	HD Hyundai Electric Company, Ltd.	8,210,257
44,920	INR	Hindustan Aeronautics, Ltd.	2,045,217
313,380	PHP	International Container Terminal Services, Inc.	1,871,184
12,970,000	HKD	Lonking Holdings, Ltd.	2,819,090
417,359	BRL	WEG, SA	3,930,740
1,609,000	HKD	Weichai Power Company, Ltd. - Class H	2,799,977
743,859	CNY	Yutong Bus Company, Ltd. - Class A	2,923,448
			36,837,750
		Information Technology (23.1%)
168,540	TWD	Accton Technology Corp.	3,870,250
75,920	TWD	Alchip Technologies, Ltd.	7,062,815
194,500	TWD	All Ring Tech Company, Ltd.	2,497,305
103,000	TWD	FOCI Fiber Optic Communications, Inc.	1,099,198
127,210	TWD	MediaTek, Inc.	5,509,087
29,790		NVIDIA Corp.	3,576,885
27,375	KRW	SK Hynix, Inc.	3,685,485
1,484,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	49,547,318

See accompanying Notes to Schedule of Investments

1

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE
2,018,800	HKD	Xiaomi Corp. - Class B*#	$10,118,338
			86,966,681
		Real Estate (3.1%)
814,270	AED	Emaar Properties, PJSC	2,988,624
345,900	INR	Macrotech Developers, Ltd.*	4,818,624
237,930	INR	Prestige Estates Projects, Ltd.	3,795,960
			11,603,208
		Total Common Stocks (Cost $234,945,491)	305,108,929

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (0.8%) #
	Communication Services (0.3%)
1,122	Sea, Ltd.
13,664,838	Call, 03/21/25, Strike $120.00	$1,245,420

	Consumer Discretionary (0.1%)
40	MercadoLibre, Inc.
7,688,760	Call, 03/21/25, Strike $2,000.00	351,200
1,604	Yum China Holdings, Inc.
7,418,500	Call, 04/17/25, Strike $52.50	192,480
		543,680
	Industrials (0.1%)
18,203	Grab Holdings, Ltd.
8,336,974	Call, 04/17/25, Strike $5.50	409,567

	Information Technology (0.3%)
246	Broadcom, Inc.
5,443,242	Call, 03/21/25, Strike $240.00	236,160
552	Taiwan Semiconductor Manufacturing Company, Ltd.
11,554,464	Call, 03/21/25, Strike $210.00	710,700
		946,860
	Total Purchased Options (Cost $4,187,245)	3,145,527

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.4%)
1,285,556	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $1,285,556)	$1,285,556

	TOTAL INVESTMENTS (100.8%) (Cost $298,139,533)	380,020,058
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.3%)		(1,285,556)
LIABILITIES, LESS OTHER ASSETS (-0.5%)		(1,650,892)

NET ASSETS (100.0%)		$377,083,610

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Brazilian Real	03/27/25	73,500,000	$12,451,556	$719,713
Northern Trust Company	South African Rand	03/27/25	216,365,000	11,530,648	(304,902)
Northern Trust Company	Mexican Peso	03/27/25	80,325,000	3,846,215	(78,013)
					$336,798

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	Brazilian Real	03/27/25	73,500,000	$12,451,556	$(681,198)
					$(681,198)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SAR	Saudi Riyal
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$70,480,046	$—	$70,480,046
Common Stocks	31,525,798	273,583,131	—	305,108,929
Purchased Options	3,145,527	—	—	3,145,527
Investment of Cash Collateral For Securities Loaned	—	1,285,556	—	1,285,556
Forward Foreign Currency Contract	—	719,713	—	719,713
Total	$34,671,325	$346,068,446	$—	$380,739,771
Liabilities:
Forward Foreign Currency Contracts	$—	$1,064,113	$—	$1,064,113
Total	$—	$1,064,113	$—	$1,064,113

CURRENCY EXPOSURE JANUARY 31, 2025

	Value	% of Total Investments
US Dollar	$97,672,331	25.7%
New Taiwan Dollar	69,585,973	18.3%
Indian Rupee	50,283,228	13.2%
Hong Kong Dollar	48,425,840	12.7%
Chinese Yuan Renminbi	40,209,967	10.6%
South Korean Won	34,477,724	9.1%
European Monetary Unit	7,162,953	1.9%
Thai Baht	5,730,753	1.5%
Mexican Peso	4,833,856	1.3%
Philippine Peso	4,568,356	1.2%
Brazilian Real	3,930,740	1.0%
British Pound Sterling	3,630,218	0.9%
UAE Dirham	2,988,624	0.8%
Indonesian Rupiah	2,907,716	0.8%
South African Rand	1,826,395	0.5%
Saudi Riyal	1,785,384	0.5%
Total Investments	$380,020,058	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (97.5%)
		Communication Services (12.8%)
21,740		Alphabet, Inc. - Class A	$4,435,395
66,650	EUR	Deutsche Telekom, AG	2,236,038
6,280		Meta Platforms, Inc. - Class A	4,328,050
3,010		Netflix, Inc.#	2,940,048
7,510		Spotify Technology, SA#	4,119,610
			18,059,141
		Consumer Discretionary (14.4%)
17,700		Alibaba Group Holding, Ltd. (ADR)	1,749,468
25,190		Amazon.com, Inc.#	5,987,159
22,950	INR	Amber Enterprises India, Ltd.#	1,712,562
8,600	INR	Dixon Technologies India, Ltd.	1,483,458
11,000		Flutter Entertainment, PLC#	2,936,670
12,100		MakeMyTrip, Ltd.#^	1,322,167
800		MercadoLibre, Inc.#	1,537,752
5,895		Ralph Lauren Corp.	1,471,982
5,400		Tesla, Inc.#	2,184,840
			20,386,058
		Consumer Staples (4.5%)
1,810		Costco Wholesale Corp.	1,773,583
45,265	CNY	Eastroc Beverage Group Company, Ltd. - Class A	1,516,728
22,300	GBP	Unilever, PLC	1,277,277
18,200		Walmart, Inc.	1,786,512
			6,354,100
		Energy (3.2%)
57,740	CAD	Canadian Natural Resources, Ltd.	1,754,031
20,100		EQT Corp.	1,027,512
55,810		TechnipFMC, PLC	1,677,091
			4,458,634
		Financials (12.4%)
12,750		Apollo Global Management, Inc.	2,179,995
16,350		Bank of New York Mellon Corp.	1,404,956
3,540		Goldman Sachs Group, Inc.	2,267,016
5,560		JPMorgan Chase & Company	1,486,188
9,700	GBP	London Stock Exchange Group, PLC	1,443,437
68,900	JPY	Sumitomo Mitsui Financial Group, Inc.	1,697,909
30,200	EUR	UniCredit, S.p.A.	1,386,883
5,600		Visa, Inc. - Class A	1,914,080
27,300		Wells Fargo & Company	2,151,240
12,620		Wintrust Financial Corp.	1,650,822
			17,582,526
		Health Care (7.3%)
31,750	SEK	BoneSupport Holding, AB#*	995,205
20,290		Boston Scientific Corp.#	2,076,884
3,550		Eli Lilly & Company	2,879,334
8,850	CHF	Galderma Group, AG#^	1,075,701
48,350	CHF	Sandoz Group, AG	2,314,870
1,850		UnitedHealth Group, Inc.	1,003,607
			10,345,601
		Industrials (10.8%)
3,275		EMCOR Group, Inc.	1,467,397
17,100		Flowserve Corp.	1,070,802
8,150		GE Vernova, Inc.	3,038,972
122,100	JPY	Hitachi, Ltd.	3,069,645
378,300	GBP	Rolls-Royce Holdings, PLC#	2,820,659
7,730	EUR	Schneider Electric, SE	1,960,519
8,620		Waste Management, Inc.	1,898,641
			15,326,635
		Information Technology (31.1%)
16,370		Apple, Inc.	3,863,320
2,040		AppLovin Corp. - Class A#	753,964
3,820	EUR	ASML Holding, NV	2,825,895
9,310		Broadcom, Inc.	2,060,024
12,200		Marvell Technology, Inc.	1,376,892
13,560		Microsoft Corp.~	5,628,214
84,700		NVIDIA Corp.	10,169,929
12,365		Oracle Corp.	2,102,792
7,725	EUR	SAP, SE	2,128,810
1,440		ServiceNow, Inc.#	1,466,467
16,100		Shopify, Inc. - Class A#	1,880,480
10,400		Snowflake, Inc. - Class A#	1,887,704
130,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	4,338,501
32,480	AUD	WiseTech Global, Ltd.	2,458,823
4,200		Wix.com, Ltd.#	1,003,338
			43,945,153
		Materials (1.0%)
3,105		Linde, PLC	1,385,203
		Total Common Stocks (Cost $88,035,086)	137,843,051

Convertible Preferred Stock (1.5%)
		Industrials (1.5%)
36,250		Boeing Company^
		6.000%, 10/15/27
		(Cost $2,049,588)	2,202,550

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.3%)
	Communication Services (0.2%)
180	Sea, Ltd.
2,192,220	Call, 03/21/25, Strike $120.00	$199,800

	Other (0.1%)
262	Invesco QQQ Trust Series 1
13,683,998	Put, 03/21/25, Strike $500.00	174,099
375	iShares Russell 2000 Value ETF
6,280,125	Call, 02/21/25, Strike $190.00	20,625
		194,724
	Total Purchased Options (Cost $579,814)	394,524

See accompanying Notes to Schedule of Investments

1

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.1%)
1,565,882	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $1,565,882)	$1,565,882
	TOTAL INVESTMENTS (100.4%) (Cost $92,230,370)	142,006,007
PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.1%)		(1,565,882)

OTHER ASSETS, LESS LIABILITIES (0.7%)		964,332

NET ASSETS (100.0%)		$141,404,457

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $581,084.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$102,175,832	$35,667,219	$—	$137,843,051
Convertible Preferred Stock	2,202,550	—	—	2,202,550
Purchased Options	394,524	—	—	394,524
Investment of Cash Collateral For Securities Loaned	—	1,565,882	—	1,565,882
Total	$104,772,906	$37,233,101	$—	$142,006,007

CURRENCY EXPOSURE JANUARY 31, 2025

	Value	% of Total Investments
US Dollar	$103,509,056	72.9%
European Monetary Unit	10,538,145	7.4%
British Pound Sterling	5,541,373	3.9%
Japanese Yen	4,767,554	3.4%
New Taiwan Dollar	4,338,501	3.1%
Swiss Franc	3,390,571	2.4%
Indian Rupee	3,196,020	2.2%
Australian Dollar	2,458,823	1.7%
Canadian Dollar	1,754,031	1.2%
Chinese Yuan Renminbi	1,516,728	1.1%
Swedish Krona	995,205	0.7%
Total Investments	$142,006,007	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

2

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CONVERTIBLE BONDS (36.4%)
		Communication Services (2.0%)
1,576,000		Liberty Media Corp.-Liberty Formula One
		2.250%, 08/15/27	$1,984,294
3,100,000		Xiaomi Best Time International, Ltd.
		0.000%, 12/17/27	3,690,798
			5,675,092
		Consumer Discretionary (8.8%)
6,030,000	EUR	Accor, SA
		0.700%, 12/07/27	3,639,151
5,380,000		Alibaba Group Holding, Ltd.*
		0.500%, 06/01/31	6,297,451
5,816,000		JD.com, Inc.*
		0.250%, 06/01/29	6,671,475
982,000		MakeMyTrip, Ltd.
		0.000%, 02/15/28	2,793,486
4,778,000		Trip.com Group, Ltd.*
		0.750%, 06/15/29	6,034,232
			25,435,795
		Consumer Staples (1.0%)
2,539,000		Post Holdings, Inc.
		2.500%, 08/15/27	2,855,689

		Energy (1.4%)
2,700,000	EUR	Eni S.p.A
		2.950%, 09/14/30	2,871,314
900,000	EUR	Saipem S.p.A
		2.875%, 09/11/29	1,301,009
			4,172,323
		Financials (2.7%)
2,606,000		Coinbase Global, Inc.
		0.500%, 06/01/26	2,901,051
1,100,000	EUR	LEG Properties, BV
		1.000%, 09/04/30	1,172,054
2,200,000		Morgan Stanley Finance, LLC, Series B
		1.000%, 11/23/27	3,800,500
			7,873,605
		Health Care (0.5%)
1,220,000		Alnylam Pharmaceuticals, Inc.
		1.000%, 09/15/27	1,405,647

		Industrials (0.5%)
1,097,000		Granite Construction, Inc.*
		3.250%, 06/15/30	1,448,117

		Information Technology (13.8%)
1,490,000		BILL Holdings, Inc.*
		0.000%, 04/01/30	1,596,386
6,020,000		Datadog, Inc.*
		0.000%, 12/01/29	5,934,757
2,246,000		Guidewire Software, Inc.*
		1.250%, 11/01/29	2,438,460
2,700,000		Hon Hai Precision Industry Company, Ltd.
		0.000%, 08/05/26	2,967,381
1,320,000		Itron, Inc.*
		1.375%, 07/15/30	1,379,070
2,589,000		NCL Corp., Ltd.
		2.500%, 02/15/27	2,848,366
4,710,000		Snowflake, Inc.*
		0.000%, 10/01/29	6,257,518
7,371,000		Spotify USA, Inc.
		0.000%, 03/15/26	8,753,062
2,609,000		Workiva, Inc.
		1.250%, 08/15/28	2,634,516
4,160,000		Xero Investments, Ltd.
		1.625%, 06/12/31	5,053,693
			39,863,209
		Materials (0.8%)
829,000		Fortuna Mining Corp.*
		3.750%, 06/30/29	913,674
190,000,000	JPY	Resonac Holdings Corp.
		0.000%, 12/29/28	1,362,617
			2,276,291
		Real Estate (0.5%)
1,425,000		Digital Realty Trust, LP*
		1.875%, 11/15/29	1,447,344

		Utilities (4.4%)
2,578,000		Duke Energy Corp.
		4.125%, 04/15/26	2,676,222
2,566,000		NextEra Energy Capital Holdings, Inc.*
		3.000%, 03/01/27	2,962,370
6,888,000		Southern Company*
		4.500%, 06/15/27	7,245,212
			12,883,804
		TOTAL CONVERTIBLE BONDS
		(Cost $96,130,277)	105,336,916

U.S. Government And Agency Securities (2.7%)
		Other (2.7%)
		U.S. Treasury Note
2,860,000		4.000%, 06/30/28	2,836,427
2,835,000		4.625%, 09/15/26	2,853,051
2,120,000		4.500%, 07/15/26	2,128,406
		Total U.S. Government And Agency Securities
		(Cost $7,754,874)	7,817,884

See accompanying Notes to Schedule of Investments

1

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (4.8%)
		Financials (2.4%)
42,600		Apollo Global Management, Inc.
		6.750%, 07/31/26	$3,794,808
52,070		Ares Management Corp.
		6.750%, 10/01/27	3,160,128
			6,954,936
		Industrials (2.4%)
113,240		Boeing Company
		6.000%, 10/15/27	6,880,463
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $10,869,060)	13,835,399

Common Stocks (53.4%)
		Communication Services (6.8%)
37,790		Alphabet, Inc. - Class A	7,709,916
95,270	EUR	Deutsche Telekom, AG	3,196,209
8,400		Meta Platforms, Inc. - Class A	5,789,112
3,060		Netflix, Inc.#	2,988,886
			19,684,123
		Consumer Discretionary (6.1%)
38,520		Amazon.com, Inc.#	9,155,434
15,750	INR	Amber Enterprises India, Ltd.#	1,175,288
10,855		Flutter Entertainment, PLC#	2,897,959
11,000		Tesla, Inc.#	4,450,600
			17,679,281
		Consumer Staples (3.3%)
3,125		Costco Wholesale Corp.	3,062,125
39,000	CNY	Eastroc Beverage Group Company, Ltd. - Class A	1,306,802
34,470	GBP	Unilever, PLC	1,974,339
31,435		Walmart, Inc.	3,085,659
			9,428,925
		Energy (1.4%)
91,335	CAD	Canadian Natural Resources, Ltd.	2,774,583
26,510		EQT Corp.	1,355,191
			4,129,774
		Financials (5.6%)
25,735		Bank of New York Mellon Corp.	2,211,409
4,640		Goldman Sachs Group, Inc.	2,971,456
11,555		JPMorgan Chase & Company	3,088,651
87,600	JPY	Sumitomo Mitsui Financial Group, Inc.	2,158,735
49,065	EUR	UniCredit, S.p.A.	2,253,225
45,760		Wells Fargo & Company	3,605,888
			16,289,364
		Health Care (3.3%)
4,700		Eli Lilly & Company	3,812,076
12,375	CHF	Galderma Group, AG#^	1,504,159
63,170	CHF	Sandoz Group, AG	3,024,413
2,311		UnitedHealth Group, Inc.	1,253,694
			9,594,342
		Industrials (5.5%)
22,590		Flowserve Corp.	1,414,586
10,305		GE Vernova, Inc.	3,842,528
134,700	JPY	Hitachi, Ltd.	3,386,414
394,911	GBP	Rolls-Royce Holdings, PLC#	2,944,513
5,135	EUR	Schneider Electric, SE	1,302,363
12,980		Waste Management, Inc.	2,858,975
			15,749,379
		Information Technology (20.8%)
32,415		Apple, Inc.	7,649,940
5,180	EUR	ASML Holding, NV	3,831,973
9,935		Broadcom, Inc.	2,198,318
12,950		International Business Machines Corp.	3,311,315
12,330		Marvell Technology, Inc.	1,391,564
22,690		Microsoft Corp.	9,417,711
111,480		NVIDIA Corp.	13,385,404
17,170		Oracle Corp.	2,919,930
9,345	EUR	SAP, SE	2,575,240
1,445		ServiceNow, Inc.#	1,471,559
13,550		Shopify, Inc. - Class A#	1,582,640
222,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	7,408,825
37,473	AUD	WiseTech Global, Ltd.	2,836,807
			59,981,226
		Materials (0.6%)
4,010		Linde, PLC	1,788,941
		Total Common Stocks
		(Cost $93,660,933)	154,325,355

See accompanying Notes to Schedule of Investments

2

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Purchased Options (1.1%) #
	Communication Services (0.1%)
378	Sea, Ltd.
4,603,662	Call, 03/21/25, Strike $120.00	$419,580

	Financials (0.3%)
184	Visa, Inc.
6,289,120	Call, 05/16/25, Strike $310.00	702,420
327	Wintrust Financial Corp.
4,277,487	Call, 03/21/25, Strike $130.00	204,375
		906,795
	Health Care (0.3%)
490	Boston Scientific Corp.
5,015,640	Call, 05/16/25, Strike $90.00	737,450

	Information Technology (0.1%)
250	Broadcom, Inc.
5,531,750	Call, 03/21/25, Strike $250.00	180,000

	Other (0.3%)
1,110	Invesco QQQ Trust Series 1
57,974,190	Put, 03/21/25, Strike $500.00	737,595
1,844	iShares MSCI EAFE ETF
14,611,856	Call, 03/21/25, Strike $80.00	218,514
787	iShares Russell 2000 Value ETF
13,179,889	Call, 02/21/25, Strike $190.00	43,285
		999,394
	TOTAL PURCHASED OPTIONS
	(Cost $3,504,619)	3,243,219
	TOTAL INVESTMENTS (98.4%)
	(Cost $211,919,763)	284,558,773

OTHER ASSETS, LESS LIABILITIES (1.6%)		4,648,329

NET ASSETS (100.0%)		$289,207,102

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
#	Non-income producing security.
^	Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$105,336,916	$—	$105,336,916
U.S. Government and Agency Securities	—	7,817,884	—	7,817,884
Convertible Preferred Stocks	13,835,399	—	—	13,835,399
Common Stocks	114,950,209	39,375,146	—	154,325,355
Purchased Options	3,243,219	—	—	3,243,219
Total	$132,028,827	$152,529,946	$—	$284,558,773

CURRENCY EXPOSURE JANUARY 31, 2025

	Value	% of Total Investments
US Dollar	$230,558,740	81.0%
European Monetary Unit	22,142,538	7.8%
New Taiwan Dollar	7,408,825	2.6%
Japanese Yen	6,907,766	2.4%
British Pound Sterling	4,918,852	1.7%
Swiss Franc	4,528,572	1.6%
Australian Dollar	2,836,807	1.0%
Canadian Dollar	2,774,583	1.0%
Chinese Yuan Renminbi	1,306,802	0.5%
Indian Rupee	1,175,288	0.4%
Total Investments	$284,558,773	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

Common Stocks (96.0%)
		Communication Services (8.9%)
2,800	INR	Affle India, Ltd.#	$48,721
13,300	GBP	Baltic Classifieds Group, PLC	56,408
2,310	SEK	Hemnet Group, AB	76,760
1,582	EUR	Scout24, SE*	153,837
39,950	GBP	Trustpilot Group, PLC#*	163,980
			499,706
		Consumer Discretionary (15.9%)
2,535	INR	Amber Enterprises India, Ltd.#	189,165
6,620	SEK	Betsson, AB - Class B	90,477
578	EUR	Brunello Cucinelli S.p.A	74,310
300,600	PHP	DigiPlus Interactive Corp.	138,276
2,085		Global-e Online, Ltd.#	124,871
15,400	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	67,603
727		MakeMyTrip, Ltd.#	79,439
2,130	SEK	Thule Group, AB*	67,440
1,670	EUR	Zalando, SE#*	62,238
			893,819
		Consumer Staples (6.1%)
2,259	GBP	Cranswick, PLC	140,692
986	INR	Gillette India, Ltd.	97,687
3,700	JPY	Lifedrink Company, Inc.	51,075
800	JPY	Toyo Suisan Kaisha, Ltd.	51,693
			341,147
		Energy (5.0%)
28,435	CAD	CES Energy Solutions Corp.	168,456
20,500	EUR	Saipem S.p.A#	50,023
6,040	CAD	Secure Waste Infrastructure Corp.	62,422
			280,901
		Financials (7.4%)
925	EUR	BAWAG Group, AG*	83,618
10,500	JPY	Concordia Financial Group, Ltd.	60,968
1,760	CAD	Definity Financial Corp.	69,208
3,586	INR	PB Fintech, Ltd.#	71,506
300	CHF	Swissquote Group Holding, SA	130,235
			415,535
		Health Care (7.0%)
3,220	SEK	BoneSupport Holding, AB#*	100,931
61,300	MXN	Genomma Lab Internacional, SAB de CV - Class B	83,333
930	EUR	Recordati Industria Chimica e Farmaceutica S.p.A	56,511
5,600	JPY	Santen Pharmaceutical Company, Ltd.	56,352
4,000	JPY	Shofu, Inc.	54,810
2,570	SEK	Surgical Science Sweden, AB#	40,076
			392,013
		Industrials (19.9%)
1,400	JPY	BayCurrent, Inc.	59,699
150	CHF	Burckhardt Compression Holding, AG	113,331
908	EUR	DO & CO, AG#	181,987
418	KRW	HD Hyundai Electric Company, Ltd.	116,790
2,100	JPY	IHI Corp.	125,639
3,285	SEK	INVISIO, AB	97,770
6,100	JPY	Japan Elevator Service Holdings Company, Ltd.	118,072
337,000	HKD	Lonking Holdings, Ltd.	73,248
2,820	CAD	MDA Space, Ltd.#	44,744
4,715	SEK	Munters Group, AB*	74,912
5,450	CHF	R&S Group Holding, AG	112,779
			1,118,971
		Information Technology (18.3%)
1,400	TWD	Alchip Technologies, Ltd.	130,242
4,450	TWD	All Ring Tech Company, Ltd.	57,136
390		Camtek Ltd.	36,871
4,140	TWD	Chroma ATE, Inc.	46,622
826	CAD	Descartes Systems Group, Inc.#	95,612
6,200	TWD	FOCI Fiber Optic Communications, Inc.	66,165
52,000	HKD	Kingdee International Software Group Company, Ltd.#	69,012
6,210	AUD	Life360, Inc.#*	96,232
728	EUR	Nemetschek, SE	86,982
810	JPY	OBIC Business Consultants Company, Ltd.	40,605
7,500	JPY	SHIFT, Inc.#	61,859
7,870		SimilarWeb, Ltd.#	127,573
5,860	AUD	Technology One, Ltd.	111,417
			1,026,328
		Materials (7.5%)
4,300	CAD	Alamos Gold, Inc. - Class A	89,914
4,000	JPY	Kuraray Company, Ltd.	58,560
6,500	JPY	Resonac Holdings Corp.	157,571
2,843	EUR	SOL S.p.A	115,909
			421,954
		Total Common Stocks (Cost $4,750,832)	5,390,374
		TOTAL INVESTMENTS (96.0%) (Cost $4,750,832)	5,390,374

OTHER ASSETS, LESS LIABILITIES (4.0%)			226,767

NET ASSETS (100.0%)			$5,617,141

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

See accompanying Notes to Schedule of Investments

1

Calamos International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
PHP	Philippine Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$1,508,662	$3,881,712	$—	$5,390,374
Total	$1,508,662	$3,881,712	$—	$5,390,374

CURRENCY EXPOSURE JANUARY 31, 2025
	Value	% of Total Investments
Japanese Yen	$896,903	16.6%
European Monetary Unit	865,415	16.1%
Swedish Krona	548,366	10.2%
Canadian Dollar	530,356	9.8%
Indian Rupee	407,079	7.5%
US Dollar	368,754	6.8%
British Pound Sterling	361,080	6.7%
Swiss Franc	356,345	6.6%
New Taiwan Dollar	300,165	5.6%
Australian Dollar	207,649	3.9%
Hong Kong Dollar	142,260	2.6%
Philippine Peso	138,276	2.6%
South Korean Won	116,790	2.2%
Mexican Peso	83,333	1.5%
Chinese Yuan Renminbi	67,603	1.3%
Total Investments	$5,390,374	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

2

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Corporate Bonds (46.3%)
	Airlines (1.2%)
88,518	Air Canada Pass Through Trust Series 2015-2, Class AA*
	3.750%, 06/15/29	$85,577
85,806	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	85,095
75,570	British Airways Pass Through Trust Series 2019-1, Class A*
	3.350%, 12/15/30	71,433
115,250	JetBlue Pass Through Trust Series 2019-1, Class AA
	2.750%, 11/15/33	100,312
		342,417
	Communication Services (2.9%)
200,000	Alphabet, Inc.^
	2.050%, 08/15/50	111,540
200,000	Ashtead Capital, Inc.*
	4.375%, 08/15/27	196,792
100,000	Charter Communications Operating, LLC / Charter Communications Operating Capital
	2.800%, 04/01/31	84,860
150,000	Comcast Corp.
	3.900%, 03/01/38	126,345
75,000	Paramount Global
	3.700%, 10/04/26	72,911
100,000	United States Cellular Corp.
	6.700%, 12/15/33	107,056
150,000	Verizon Communications, Inc.
	4.016%, 12/03/29	144,351
		843,855
	Consumer Discretionary (3.2%)
150,000	Cargill, Inc.*
	3.125%, 05/25/51	99,010
200,000	Ford Motor Credit Company, LLC
	4.000%, 11/13/30	181,182
50,000	goeasy, Ltd.*
	7.625%, 07/01/29	51,750
125,000	Kohl's Corp.
	5.550%, 07/17/45	78,735
100,000	M/I Homes, Inc.
	3.950%, 02/15/30	91,777
100,000	Mattel, Inc.
	6.200%, 10/01/40	101,417
100,000	Meritage Homes Corp.*^
	3.875%, 04/15/29	94,116
63,000	Newell Brands, Inc.
	5.700%, 04/01/26	63,261
100,000	NIKE, Inc.
	2.850%, 03/27/30	91,372
100,000	Tractor Supply Company^
	5.250%, 05/15/33	99,751
		952,371
	Consumer Staples (3.0%)
125,000	Anheuser-Busch InBev Worldwide, Inc.
	3.500%, 06/01/30	117,369
125,000	Archer-Daniels-Midland Company
	3.250%, 03/27/30	115,821
125,000	Costco Wholesale Corp.
	1.600%, 04/20/30	107,422
100,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	93,714
125,000	Hershey Company
	1.700%, 06/01/30	106,909
115,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl
	5.500%, 01/15/30	115,244
100,000	Kimberly-Clark Corp.
	3.100%, 03/26/30	92,601
100,000	Novartis Capital Corp.
	4.700%, 09/18/54	88,719
50,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	46,463
		884,262
	Energy (1.0%)
95,000	Energy Transfer, LP^‡
	7.570%, 11/01/66
	3 mo. SOFR + 3.28%	94,728
100,000	EQM Midstream Partners, LP*
	7.500%, 06/01/27	102,574
100,000	EQT Corp.*
	3.125%, 05/15/26	97,721
		295,023
	Financials (16.3%)
115,000	Ally Financial, Inc.‡
	4.700%, 05/15/26
	5 year CMT + 3.87%	110,487
100,000	Arthur J Gallagher & Company
	5.000%, 02/15/32	98,350
100,000	Aviation Capital Group, LLC*^
	3.500%, 11/01/27	95,876
100,000	Avolon Holdings Funding, Ltd.*
	5.500%, 01/15/26	100,466
125,000	AXIS Specialty Finance, PLC
	4.000%, 12/06/27	121,979
100,000	Bank of America Corp.‡
	2.087%, 06/14/29
	SOFR + 1.06%	91,271
150,000	Bank of Montreal‡
	3.088%, 01/10/37
	5 year CMT + 1.40%	125,350
100,000	Bank of New York Mellon Corp.‡
	5.834%, 10/25/33
	SOFR + 2.07%	104,023
150,000	Berkshire Hathaway Finance Corp.
	4.250%, 01/15/49	123,751
100,000	BlackRock Funding, Inc.
	5.250%, 03/14/54	94,887
125,000	BP Capital Markets, PLC^‡
	4.875%, 03/22/30
	5 year CMT + 4.40%	120,451
175,000	Brookfield Finance, Inc.
	2.724%, 04/15/31	153,113
100,000	Brown & Brown, Inc.
	5.650%, 06/11/34	99,947

See accompanying Notes to Schedule of Investments

1

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
150,000	Capital One Financial Corp.‡
	2.359%, 07/29/32
	SOFR + 1.34%	$122,684
100,000	Charles Schwab Corp.‡
	4.000%, 06/01/26
	5 year CMT + 3.17%	97,468
100,000	Chubb INA Holdings, Inc.
	4.150%, 03/13/43	83,380
150,000	Citigroup, Inc.‡
	3.875%, 02/18/26
	5 year CMT + 3.42%	147,178
100,000	Citizens Financial Group, Inc.‡
	5.718%, 07/23/32
	SOFR + 1.91%	100,959
100,000	Essent Group, Ltd.
	6.250%, 07/01/29	102,100
100,000	Essential Properties, LP
	2.950%, 07/15/31	85,470
115,000	Essex Portfolio, LP
	2.650%, 03/15/32	97,498
100,000	Fiserv, Inc.
	4.750%, 03/15/30	98,934
100,000	FNB Corp.‡
	5.722%, 12/11/30
	SOFR + 1.93%	99,488
100,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	93,012
125,000	Globe Life, Inc.^
	4.550%, 09/15/28	123,929
100,000	GLP Capital, LP / GLP Financing II, Inc.
	3.250%, 01/15/32	85,821
150,000	Goldman Sachs Group, Inc.^‡
	3.800%, 05/10/26
	5 year CMT + 2.97%	145,803
125,000	JPMorgan Chase & Company‡
	3.650%, 06/01/26
	5 year CMT + 2.85%	122,221
200,000	LSEGA Financing, PLC*
	2.000%, 04/06/28	183,652
100,000	M&T Bank Corp.^‡
	4.833%, 01/16/29
	SOFR + 0.93%	99,526
125,000	Markel Corp.
	3.500%, 11/01/27	121,160
100,000	MetLife, Inc.
	6.400%, 12/15/66	102,082
100,000	Morgan Stanley‡
	5.042%, 07/19/30
	SOFR + 1.22%	99,848
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	93,580
118,000	PartnerRe Finance B, LLC‡
	4.500%, 10/01/50
	5 year CMT + 3.82%	108,938
100,000	Primerica, Inc.
	2.800%, 11/19/31	85,506
100,000	Prologis, LP
	2.875%, 11/15/29	91,864
125,000	RenaissanceRe Finance, Inc.
	3.450%, 07/01/27	121,170
100,000	SLM Corp.
	3.125%, 11/02/26	96,215
100,000	Toronto-Dominion Bank
	4.456%, 06/08/32	94,995
125,000	Travelers Companies, Inc.
	2.550%, 04/27/50	73,608
100,000	US Bancorp^‡
	5.100%, 07/23/30
	SOFR + 1.25%	99,928
200,000	USAA Capital Corp.*^
	2.125%, 05/01/30	173,800
125,000	Wells Fargo & Company^
	4.400%, 06/14/46	101,873
		4,793,641
	Health Care (2.8%)
150,000	CVS Health Corp.
	4.780%, 03/25/38	131,836
100,000	DaVita, Inc.*
	4.625%, 06/01/30	93,056
100,000	Elanco Animal Health, Inc.
	6.650%, 08/28/28	102,986
100,000	Illumina, Inc.
	5.750%, 12/13/27	102,282
150,000	Johnson & Johnson
	3.400%, 01/15/38	125,279
100,000	Kaiser Foundation Hospitals
	2.810%, 06/01/41	71,073
100,000	Royalty Pharma, PLC
	2.200%, 09/02/30	85,474
100,000	Zoetis, Inc.
	5.600%, 11/16/32	103,183
		815,169
	Industrials (5.5%)
125,000	Air Lease Corp.‡
	4.650%, 06/15/26
	5 year CMT + 4.08%	122,315
100,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
	4.625%, 01/15/27	98,341
125,000	Beacon Roofing Supply, Inc.*
	4.500%, 11/15/26	124,279
100,000	Burlington Northern Santa Fe, LLC
	4.950%, 09/15/41	93,380
100,000	Cascades, Inc. / Cascades USA, Inc.*
	5.125%, 01/15/26	99,197
100,000	Cummins, Inc.
	4.875%, 10/01/43	92,133
100,000	EnerSys*
	4.375%, 12/15/27	96,680
100,000	Graphic Packaging International, LLC*
	1.512%, 04/15/26	95,693
80,000	GXO Logistics, Inc.
	1.650%, 07/15/26	76,385
100,000	Honeywell International, Inc.
	1.950%, 06/01/30	86,774
100,000	Illinois Tool Works, Inc.
	4.875%, 09/15/41	93,583
125,000	Infor, Inc.*
	1.750%, 07/15/25	122,985
250,000	SMBC Aviation Capital Finance DAC*
	1.900%, 10/15/26	237,750

See accompanying Notes to Schedule of Investments

2

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
100,000	TransDigm, Inc.*
	6.375%, 03/01/29	$101,113
88,411	United Airlines Pass Through Trust Series 2018-1, Class B
	4.600%, 09/01/27	86,662
		1,627,270
	Information Technology (5.1%)
150,000	Apple, Inc.
	4.375%, 05/13/45	131,943
125,000	Applied Materials, Inc.
	4.350%, 04/01/47	106,225
100,000	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26	98,088
110,000	CGI, Inc.
	2.300%, 09/14/31	92,074
125,000	Fortinet, Inc.
	2.200%, 03/15/31	106,329
100,000	Intuit, Inc.
	5.200%, 09/15/33	100,572
157,000	Microsoft Corp.^
	4.100%, 02/06/37	146,450
125,000	NVIDIA Corp.
	3.500%, 04/01/40	102,737
100,000	Open Text Corp.*
	6.900%, 12/01/27	103,495
100,000	Roper Technologies, Inc.
	4.900%, 10/15/34	96,346
100,000	Take-Two Interactive Software, Inc.
	4.950%, 03/28/28	100,251
100,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	93,895
100,000	Twilio, Inc.
	3.625%, 03/15/29	93,027
150,000	VMware, Inc.^
	1.800%, 08/15/28	135,111
		1,506,543
	Other (0.4%)
125,000	Intact Financial Corp.*^
	5.459%, 09/22/32	124,995

	Real Estate (2.0%)
100,000	Brixmor Operating Partnership, LP
	4.125%, 06/15/26	99,128
150,000	EPR Properties
	4.950%, 04/15/28	148,100
125,000	Forestar Group, Inc.*
	3.850%, 05/15/26	122,265
100,000	Public Storage
	2.300%, 05/01/31	85,735
125,000	Tanger Properties, LP
	3.875%, 07/15/27	121,740
		576,968
	Utilities (2.9%)
150,000	Berkshire Hathaway Energy Company
	3.800%, 07/15/48	111,444
100,000	Consolidated Edison Company of New York, Inc.
	3.350%, 04/01/30	93,283
	Duke Energy Carolinas, LLC
150,000	3.700%, 12/01/47	111,634
100,000	4.850%, 03/15/30	100,208
125,000	Entergy Texas, Inc.
	1.750%, 03/15/31	104,019
150,000	Northern States Power Company
	3.750%, 12/01/47	109,649
150,000	Public Service Electric & Gas Company
	3.600%, 12/01/47	110,578
125,000	Southern Company‡
	3.750%, 09/15/51
	5 year CMT + 2.92%	121,540
		862,355
	Total Corporate Bonds
	(Cost $14,590,763)	13,624,869

Bank Loans (5.9%) ¡
	Airlines (0.8)%
124,063	Air Canada‡
	6.337%, 03/21/31
	3 mo. SOFR + 2.00%	125,012
120,250	American Airlines, Inc.‡
	9.305%, 04/20/28
	3 mo. SOFR + 4.75%	123,326
		248,338
	Communication Services (2.0%)
213,941	APi Group DE, Inc.‡
	6.312%, 01/03/29
	1 mo. SOFR + 2.00%	214,736
241,281	Go Daddy Operating Company, LLC‡
	6.062%, 11/09/29
	1 mo. SOFR + 1.75%	241,893
128,370	Nexstar Broadcasting, Inc.‡
	6.926%, 09/18/26
	1 mo. SOFR + 2.50%	128,931
		585,560
	Consumer Discretionary (2.0%)
34,444	American Axle & Manufacturing, Inc.‡
	7.251%, 12/12/29
	6 mo. SOFR + 3.00%	34,552
31,926	American Axle & Manufacturing, Inc.‡
	7.302%, 12/12/29
	1 mo. SOFR + 3.00%	32,026
29,630	American Axle & Manufacturing, Inc.‡
	7.289%, 12/12/29
	3 mo. SOFR + 3.00%	29,722
50,000	Aramark Services, Inc.!
	0.000%, 06/22/30	50,319
67,128	Carnival Corp.‡
	6.302%, 08/08/27
	1 mo. SOFR + 2.00%	67,590
124,376	Light & Wonder International, Inc.‡
	6.551%, 04/14/29
	1 mo. SOFR + 2.25%	125,063

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
240,625	Murphy USA, Inc.‡
	6.202%, 01/31/28
	1 mo. SOFR + 1.75%	$242,054
		581,326
	Financials (0.2%)
54,383	Jazz Financing Lux Sarl‡
	6.562%, 05/05/28
	1 mo. SOFR + 2.25%	54,599

	Information Technology (0.4%)
124,063	KBR, Inc.‡
	6.312%, 01/19/31
	1 mo. SOFR + 2.00%	124,838

	Materials (0.5%)
136,357	Axalta Coating Systems U.S. Holdings, Inc.‡
	6.079%, 12/20/29
	3 mo. SOFR + 1.75%	137,067

	Total Bank Loans
	(Cost $1,723,147)	1,731,728

U.S. Government and Agency Securities (42.0%)
	Other (42.0%)
100,000	Farm Credit Bank of Texas*‡!!
	5.700%, 09/15/25
	5 year CMT + 5.42%	99,545
	Federal Home Loan Mortgage Corp.
67,630	2.500%, 02/01/35	62,141
121,483	4.000%, 05/01/49	112,692
	Federal National Mortgage Association
87,582	2.500%, 09/01/31	82,959
74,996	3.000%, 02/01/33	71,057
41,754	3.000%, 01/01/35	39,230
231,319	3.000%, 07/01/46	201,461
150,555	3.000%, 03/01/47	131,122
41,938	4.000%, 03/01/47	39,027
129,192	3.500%, 08/01/47	116,302
71,774	4.500%, 04/01/48	68,656
94,937	4.000%, 06/01/48	88,180
62,593	3.500%, 02/01/49	56,322
57,294	3.000%, 07/01/49	49,396
110,113	3.500%, 11/01/49	98,646
546,906	2.500%, 04/01/50	450,991
467,047	3.000%, 04/01/50	402,587
375,228	3.500%, 04/01/50	336,143
729,890	2.500%, 07/01/51	598,529
545,777	2.000%, 01/01/52	425,902
526,199	4.500%, 06/01/52	496,751
489,822	4.000%, 11/01/52	448,607
435,244	4.500%, 11/01/52	410,550
415,863	5.500%, 12/01/52	413,457
672,732	4.500%, 02/01/53	634,355
694,564	5.500%, 08/01/53	686,743
701,262	6.000%, 09/01/53	706,542
851,604	6.000%, 03/01/54	857,918
	Government National Mortgage Association
125,446	3.500%, 10/20/47	113,536
95,342	3.000%, 10/20/47	83,912
	U.S. Treasury Bond
550,000	3.500%, 02/15/39	484,730
300,000	1.125%, 05/15/40	181,594
200,000	4.000%, 11/15/42	180,469
500,000	3.000%, 05/15/47	371,016
500,000	2.250%, 08/15/49	310,625
500,000	2.000%, 02/15/50	291,016
200,000	2.875%, 05/15/52	139,922
	U.S. Treasury Note
850,000	3.750%, 08/31/31	817,062
650,000	3.875%, 08/15/34	616,840
350,000	3.000%, 08/15/52	251,234
425,000	3.625%, 02/15/53	345,844

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $14,020,357)	12,373,611

RESIDENTIAL MORTGAGE BACKED SECURITY (0.3%)
	Other (0.3%)
100,000	BX Trust Series 2019-OC11, Class A*
	3.202%, 12/09/41
	(Cost $101,612)	92,088

Asset Backed Securities (4.6%)
	Financials (2.8%)
73,808	ELFI Graduate Loan Program, LLC Series 2022-A, Class A*
	4.510%, 08/26/47	71,177
24,213	Enterprise Fleet Financing, LLC Series 2022-4, Class A2*
	5.760%, 10/22/29	24,372
150,000	Hertz Vehicle Financing III, LP Series 2021-2A, Class A*
	1.680%, 12/27/27	141,984
64,537	Oscar US Funding XII, LLC Series 2021-1A, Class A4*
	1.000%, 04/10/28	63,485
43,776	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3*
	5.170%, 02/15/28	43,820
237,000	Progress Residential Trust Series 2021-SFR5, Class B*
	1.658%, 07/17/38	227,330
27,842	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX*
	2.840%, 01/25/41	27,558
200,000	Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A*
	4.930%, 06/25/36	201,746
		801,472
	Other (1.8%)
150,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2*
	1.937%, 08/15/46	143,102
36,211	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2*
	5.300%, 06/21/28	36,326
79,750	CLI Funding VI, LLC Series 2020-3A, Class A*
	2.070%, 10/18/45	73,250

See accompanying Notes to Schedule of Investments

4

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
28,730	Daimler Trucks Retail Trust Series 2022-1, Class A3
	5.230%, 02/17/26	$28,768
56,354	MVW Owner Trust Series 2019-1A, Class A*
	2.890%, 11/20/36	55,815
99,042	SVC ABS, LLC Series 2023-1A, Class A*
	5.150%, 02/20/53	97,140
100,000	USAA Auto Owner Trust Series 2024-A, Class A3*
	5.030%, 03/15/29	100,776
		535,177
	Total Asset Backed Securities
	(Cost $1,367,378)	1,336,649

NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.6%)
1,047,955	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†***
	(Cost $1,047,955)	1,047,955

	TOTAL INVESTMENTS (102.7%)
	(Cost $32,851,212)	30,206,900

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.6%)		(1,047,955)

OTHER ASSETS, LESS LIABILITIES (0.9%)		277,353

NET ASSETS (100.0%)		$29,436,298

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2025.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Farm Credit Bank of Texas	08/02/2024	$99,250
Total		$99,250

†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys 2,000,000	U.S. Treasury Note 5-Year	Mar 2025	$2,127,813	$(17,237)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$13,624,869	$—	$13,624,869
Bank Loans	—	1,731,728	—	1,731,728
U.S. Government and Agency Securities	—	12,373,611	—	12,373,611
Residential Mortgage Backed Security	—	92,088	—	92,088
Asset Backed Securities	—	1,336,649	—	1,336,649
Investment of Cash Collateral For Securities Loaned	—	1,047,955	—	1,047,955
Total	$—	$30,206,900	$—	$30,206,900
Liabilities:
Futures Contracts	$17,237	$—	$—	$17,237
Total	$17,237	$—	$—	$17,237

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

Asset Backed Security (0.3%)
	Other (0.3%)
100,000	SVC ABS, LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $94,269)	$95,368

Corporate Bonds (80.3%)
	Airlines (1.0%)
78,941	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	78,288
24,674	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	24,925
93,000	American Airlines Pass Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	86,813
27,083	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*
	5.500%, 04/20/26	27,093
81,306	British Airways Pass Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	75,812
60,595	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	61,577
		354,508
	Communication Services (7.4%)
100,000	Altice France Holding, SA*
	10.500%, 05/15/27	30,621
200,000	Altice France, SA*
	5.500%, 10/15/29	159,946
105,000	APi Group DE, Inc.*
	4.750%, 10/15/29	99,726
87,000	Cincinnati Bell Telephone Company, LLC
	6.300%, 12/01/28	84,247
	Clear Channel Outdoor Holdings, Inc.*
50,000	7.875%, 04/01/30	51,771
40,000	9.000%, 09/15/28	42,138
124,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	121,349
	CSC Holdings, LLC*
220,000	4.500%, 11/15/31	165,750
100,000	5.750%, 01/15/30	58,585
83,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	82,222
146,000	Frontier California, Inc.
	6.750%, 05/15/27	148,429
24,000	Frontier Communications Holdings, LLC*
	8.750%, 05/15/30	25,392
151,000	Frontier Florida, LLC
	6.860%, 02/01/28	155,082
140,000	Frontier North, Inc.
	6.730%, 02/15/28	143,031
	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*
90,000	3.500%, 03/01/29	83,304
25,000	5.250%, 12/01/27	24,798
45,000	Gray Media, Inc.*
	5.375%, 11/15/31	26,861
95,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	85,256
	iHeartCommunications, Inc.*
48,000	10.875%, 05/01/30	33,668
31,150	7.750%, 08/15/30	25,524
	Lumen Technologies, Inc.
68,875	10.000%, 10/15/32*	68,759
65,000	7.600%, 09/15/39	52,454
48,000	Match Group Holdings II, LLC*
	3.625%, 10/01/31	41,318
90,000	Paramount Global
	4.900%, 08/15/44	69,475
31,000	Qwest Corp.
	7.250%, 09/15/25	30,990
	Scripps Escrow II, Inc.*
46,000	3.875%, 01/15/29	33,640
23,000	5.375%, 01/15/31	12,332
40,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	33,573
	Sirius XM Radio, LLC*
124,000	3.875%, 09/01/31^	106,900
70,000	5.500%, 07/01/29	68,242
50,000	3.125%, 09/01/26	48,420
77,000	Spanish Broadcasting System, Inc.*
	9.750%, 03/01/26	51,148
100,000	Stagwell Global, LLC*
	5.625%, 08/15/29	96,586
53,000	Telesat Canada / Telesat, LLC*
	4.875%, 06/01/27	31,069
	Time Warner Cable, LLC
70,000	6.550%, 05/01/37	68,718
35,000	7.300%, 07/01/38	36,404
37,000	United States Cellular Corp.
	6.700%, 12/15/33	39,611
	Univision Communications, Inc.*
72,000	8.000%, 08/15/28	73,648
45,000	8.500%, 07/31/31	45,180
		2,656,167
	Consumer Discretionary (16.9%)
135,000	Adams Homes, Inc.*
	9.250%, 10/15/28	141,032
120,000	Adient Global Holdings, Ltd.*^
	8.250%, 04/15/31	124,566
45,000	Adient Global Holdings, Ltd.*
	7.500%, 02/15/33	45,621
200,000	Aptiv Swiss Holdings, Ltd.‡
	6.875%, 12/15/54
	5 year CMT + 3.39%	199,850
84,000	Ashton Woods USA, LLC / Ashton Woods Finance Company*
	4.625%, 08/01/29	77,786
118,000	At Home Group, Inc.*
	4.875%, 07/15/28	49,090
	Bath & Body Works, Inc.
123,000	6.694%, 01/15/27^	125,811
70,000	6.875%, 11/01/35	72,310

See accompanying Notes to Schedule of Investments

1

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
61,000	Caesars Entertainment, Inc.*^
	4.625%, 10/15/29	$57,585
	Carnival Corp.*
46,000	7.625%, 03/01/26	46,098
45,000	4.000%, 08/01/28	42,971
6,000	7.000%, 08/15/29	6,295
	Carvana Company*
19,349	9.000%, 06/01/31	23,273
15,792	9.000%, 06/01/30	17,535
8,646	9.000%, 12/01/28	9,321
	CCO Holdings, LLC / CCO Holdings Capital Corp.*
200,000	4.750%, 03/01/30	185,390
190,000	4.250%, 02/01/31	168,783
185,000	5.125%, 05/01/27	181,855
110,000	6.375%, 09/01/29^	110,086
55,000	5.000%, 02/01/28	53,606
50,000	4.500%, 08/15/30	45,407
48,000	4.750%, 02/01/32	42,749
75,000	Cedar Fair, LP / Canada's Wonderland Company / Magnum Management Corp. / Millennium Op
	5.250%, 07/15/29	72,355
	Churchill Downs, Inc.*
50,000	6.750%, 05/01/31	50,952
48,000	5.750%, 04/01/30	47,488
	Dana, Inc.
80,000	4.250%, 09/01/30	76,029
68,000	4.500%, 02/15/32	64,048
	DISH DBS Corp.
47,000	5.125%, 06/01/29	30,965
36,000	7.375%, 07/01/28	25,910
88,000	DISH Network Corp.*
	11.750%, 11/15/27	92,980
95,000	Everi Holdings, Inc.*
	5.000%, 07/15/29	95,433
	Ford Motor Credit Company, LLC
200,000	5.113%, 05/03/29	195,382
200,000	4.000%, 11/13/30	181,182
200,000	2.900%, 02/16/28	185,670
36,000	Gap, Inc.*
	3.875%, 10/01/31	31,617
45,000	General Motors Company
	5.200%, 04/01/45	38,779
	goeasy, Ltd.*
165,000	9.250%, 12/01/28	176,354
83,000	7.625%, 07/01/29	85,905
	Goodyear Tire & Rubber Company^
140,000	5.625%, 04/30/33	126,279
50,000	5.250%, 07/15/31	45,852
	Group 1 Automotive, Inc.*
55,000	6.375%, 01/15/30	56,032
41,000	4.000%, 08/15/28	38,942
19,463	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	19,686
102,000	Kohl's Corp.
	5.550%, 07/17/45	64,248
100,000	LCM Investments Holdings II, LLC*
	8.250%, 08/01/31	105,178
95,000	Liberty Interactive, LLC
	8.250%, 02/01/30	46,875
	Life Time, Inc.*
90,000	8.000%, 04/15/26	90,000
90,000	6.000%, 11/15/31	90,034
45,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	46,907
35,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	36,793
62,000	Lindblad Expeditions, LLC*
	6.750%, 02/15/27	62,329
65,000	M/I Homes, Inc.
	3.950%, 02/15/30	59,655
	Macy's Retail Holdings, LLC
114,000	6.700%, 07/15/34*	96,714
70,000	4.300%, 02/15/43	48,549
180,000	MGM Resorts International
	6.500%, 04/15/32	180,416
100,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	95,201
	Newell Brands, Inc.
95,000	6.875%, 04/01/36^	97,295
46,000	6.625%, 05/15/32	46,630
34,000	5.700%, 04/01/26	34,141
50,000	Nordstrom, Inc.
	5.000%, 01/15/44	37,909
	Patrick Industries, Inc.*
80,000	4.750%, 05/01/29	76,317
45,000	6.375%, 11/01/32	44,443
100,000	PENN Entertainment, Inc.*^
	4.125%, 07/01/29	91,181
120,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	89,155
45,000	QVC, Inc.
	5.450%, 08/15/34	27,665
45,000	Raising Cane's Restaurants, LLC*
	9.375%, 05/01/29	48,214
6,782	Rite Aid Cmsr Note
	12.000%, 12/31/25	7,799
	Rite Aid Corp.*@!!
147,000	0.000%, 11/15/26	—
26,771	0.000%, 10/18/25	—
	Rite Aid Corp.
47,944	15.000%, 08/30/31	17,110
9,400	11.466%, 08/30/31*‡	8,460
	3 mo. SOFR + 7.00%
9,116	Rite Aid Note Holder Trust Bond
	0.000%, 08/30/34	—
90,000	Rivers Enterprise Borrower, LLC / Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	89,821
	Royal Caribbean Cruises, Ltd.*
13,000	6.250%, 03/15/32	13,234
11,000	5.625%, 09/30/31	10,932
75,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*
	4.625%, 03/01/29	69,985
135,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	139,136
63,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	59,419
70,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.*
	4.875%, 11/01/27	67,984
95,000	Station Casinos, LLC*
	4.500%, 02/15/28	91,102

See accompanying Notes to Schedule of Investments

2

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
100,000	STL Holding Company, LLC*
	8.750%, 02/15/29	$106,657
59,000	Taylor Morrison Communities, Inc.*
	5.750%, 01/15/28	59,157
25,000	Viking Cruises, Ltd.*
	9.125%, 07/15/31	27,116
175,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	175,283
		6,123,904
	Consumer Staples (4.0%)
139,000	Arrow Bidco, LLC*
	10.750%, 06/15/25	141,463
	Brink's Company*
50,000	6.750%, 06/15/32	51,177
50,000	6.500%, 06/15/29	51,045
107,000	Central Garden & Pet Company*
	4.125%, 04/30/31	96,126
110,000	Edgewell Personal Care Company*
	4.125%, 04/01/29	103,085
	Energizer Holdings, Inc.*
115,000	4.375%, 03/31/29	107,654
24,000	6.500%, 12/31/27	24,353
	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl
45,000	5.500%, 01/15/30	45,095
26,000	5.750%, 04/01/33	26,076
45,000	KeHE Distributors, LLC / KeHE Finance Corp. / NextWave Distribution, Inc.*
	9.000%, 02/15/29	46,837
	MPH Acquisition Holdings, LLC*
77,219	6.750%, 03/31/31	42,567
62,927	5.750%, 12/31/30	50,420
27,860	11.500%, 12/31/30	23,994
63,000	New Albertsons, LP
	7.750%, 06/15/26	64,885
	Performance Food Group, Inc.*
96,000	4.250%, 08/01/29	90,357
23,000	6.125%, 09/15/32	23,075
75,000	Pilgrim's Pride Corp.^
	4.250%, 04/15/31	69,695
	Post Holdings, Inc.*
100,000	6.250%, 02/15/32	100,273
75,000	6.375%, 03/01/33	73,941
90,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	80,152
70,000	RR Donnelley & Sons Company*
	9.500%, 08/01/29	72,136
75,000	United Natural Foods, Inc.*^
	6.750%, 10/15/28	74,477
		1,458,883
	Energy (12.2%)
90,000	Ascent Resources Utica Holdings, LLC / ARU Finance Corp.*
	6.625%, 10/15/32	90,818
	Buckeye Partners, LP
73,000	6.750%, 02/01/30*	74,329
50,000	5.850%, 11/15/43	43,920
37,000	6.875%, 07/01/29*	37,932
153,000	Civitas Resources, Inc.*
	8.750%, 07/01/31	161,580
70,000	Continental Resources, Inc.
	4.900%, 06/01/44	56,918
76,000	DT Midstream, Inc.*
	4.125%, 06/15/29	71,927
	Enbridge, Inc.‡
68,000	7.375%, 03/15/55
	5 year CMT + 3.12%	70,471
45,000	7.200%, 06/27/54
	5 year CMT + 2.97%	46,145
123,000	Encino Acquisition Partners Holdings, LLC*
	8.750%, 05/01/31	130,876
	Energy Transfer, LP‡
90,000	7.570%, 11/01/66^
	3 mo. SOFR + 3.28%	89,743
70,000	6.500%, 11/15/26
	5 year CMT + 5.69%	70,038
45,000	7.125%, 10/01/54^
	5 year CMT + 2.83%	46,096
90,000	EnLink Midstream Partners, LP
	4.850%, 07/15/26	89,820
61,000	EnLink Midstream, LLC*
	6.500%, 09/01/30	64,261
	EQM Midstream Partners, LP*
145,000	7.500%, 06/01/27	148,732
50,000	6.375%, 04/01/29	50,928
	Genesis Energy, LP / Genesis Energy Finance Corp.
70,000	8.875%, 04/15/30	72,624
45,000	8.000%, 05/15/33	45,032
125,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	127,436
100,000	Howard Midstream Energy Partners, LLC*
	7.375%, 07/15/32	104,038
50,000	Kodiak Gas Services, LLC*
	7.250%, 02/15/29	51,537
90,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	90,499
112,000	Matador Resources Company*
	6.500%, 04/15/32	112,426
90,000	Moss Creek Resources Holdings, Inc.*
	8.250%, 09/01/31	89,757
35,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	36,411
70,000	Nabors Industries, Ltd.*^
	7.500%, 01/15/28	67,700
47,000	New Fortress Energy, Inc.*
	6.500%, 09/30/26	45,859
97,000	Oceaneering International, Inc.
	6.000%, 02/01/28	96,162
	Parkland Corp.*
135,000	6.625%, 08/15/32	135,417
45,000	5.875%, 07/15/27	44,898
53,000	Patterson-UTI Energy, Inc.^
	5.150%, 11/15/29	51,987
	Permian Resources Operating, LLC*
86,000	7.000%, 01/15/32	88,431
23,000	6.250%, 02/01/33	23,078
100,000	Plains All American Pipeline, LP‡
	8.895%, 03/03/25
	3 mo. SOFR + 4.37%	100,101

See accompanying Notes to Schedule of Investments

3

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
100,000	South Bow Canadian Infrastructure Holdings, Ltd.*‡
	7.625%, 03/01/55
	5 year CMT + 3.95%	$102,963
134,000	Summit Midstream Holdings, LLC*
	8.625%, 10/31/29	141,363
135,000	TGNR Intermediate Holdings, LLC*
	5.500%, 10/15/29	128,338
	Transocean, Inc.*
127,500	8.750%, 02/15/30	133,062
95,000	8.250%, 05/15/29	95,491
	Venture Global Calcasieu Pass, LLC*
60,000	6.250%, 01/15/30	61,144
25,000	4.125%, 08/15/31	22,614
25,000	3.875%, 08/15/29	23,149
	Venture Global LNG, Inc.*
185,000	9.000%, 09/30/29‡
	5 year CMT + 5.44%	192,905
120,000	8.375%, 06/01/31	126,358
75,000	8.125%, 06/01/28	78,459
48,000	7.000%, 01/15/30	49,103
45,000	9.875%, 02/01/32	49,576
45,000	9.500%, 02/01/29	50,183
	Vital Energy, Inc.*^
88,000	7.875%, 04/15/32	86,834
55,000	7.750%, 07/31/29	55,216
90,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	88,086
118,000	Weatherford International, Ltd.*
	8.625%, 04/30/30	122,471
56,000	Wildfire Intermediate Holdings, LLC*
	7.500%, 10/15/29	55,517
		4,390,759
	Financials (13.8%)
140,000	Acrisure, LLC / Acrisure Finance, Inc.*
	8.250%, 02/01/29	145,480
	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*
90,000	7.375%, 10/01/32	92,038
90,000	6.500%, 10/01/31	90,153
	Ally Financial, Inc.‡
126,000	4.700%, 05/15/26
	5 year CMT + 3.87%	121,056
45,000	4.700%, 05/15/28^
	7 year CMT + 3.48%	40,938
95,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	90,561
95,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	96,153
100,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	102,372
90,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	92,819
50,000	Brandywine Operating Partnership, LP
	8.875%, 04/12/29	53,457
150,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	147,013
96,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*
	4.500%, 04/01/27	92,360
200,000	Burford Capital Global Financial, LLC*
	6.875%, 04/15/30	201,188
90,000	Corebridge Financial, Inc.^‡
	6.375%, 09/15/54
	5 year CMT + 2.65%	89,213
	Credit Acceptance Corp.
85,000	6.625%, 03/15/26	85,144
70,000	9.250%, 12/15/28*	74,677
90,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	97,072
	GGAM Finance, Ltd.*
110,000	8.000%, 02/15/27	113,670
45,000	5.875%, 03/15/30	44,726
139,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	129,287
55,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	57,326
	HUB International, Ltd.*
90,000	5.625%, 12/01/29^	88,334
75,000	7.375%, 01/31/32	77,204
68,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
	4.375%, 02/01/29	58,808
195,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	191,839
200,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*
	6.625%, 10/15/31	201,342
	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
98,000	4.750%, 06/15/29	93,264
94,000	5.250%, 10/01/25	93,940
63,000	7.000%, 07/15/31	64,898
80,000	LD Holdings Group, LLC*
	8.750%, 11/01/27	77,009
	Level 3 Financing, Inc.*
67,300	10.000%, 10/15/32	67,250
50,000	3.875%, 10/15/30	39,420
65,000	LPL Holdings, Inc.*^
	4.000%, 03/15/29	61,714
90,000	Macquarie Airfinance Holdings, Ltd.*
	8.125%, 03/30/29	94,972
129,000	MetLife, Inc.
	6.400%, 12/15/66	131,686
65,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*
	4.500%, 09/30/28	60,827
50,000	Newmark Group, Inc.
	7.500%, 01/12/29	52,641
	OneMain Finance Corp.
65,000	3.875%, 09/15/28	60,776
50,000	7.500%, 05/15/31	52,042

See accompanying Notes to Schedule of Investments

4

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
90,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*
	7.000%, 02/01/30	$92,182
90,000	Provident Funding Associates, LP / PFG Finance Corp.*
	9.750%, 09/15/29	94,072
95,000	RHP Hotel Properties, LP / RHP Finance Corp.*
	6.500%, 04/01/32	95,845
	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
91,000	3.875%, 03/01/31	80,489
45,000	3.625%, 03/01/29	41,182
45,000	Saks Global Enterprises, LLC*
	11.000%, 12/15/29	43,194
70,000	Service Properties Trust
	8.375%, 06/15/29	70,031
	Starwood Property Trust, Inc.*
90,000	6.000%, 04/15/30	88,773
45,000	6.500%, 07/01/30	45,463
125,000	StoneX Group, Inc.*
	7.875%, 03/01/31	131,736
	United Wholesale Mortgage, LLC*
100,000	5.500%, 04/15/29	97,016
50,000	5.750%, 06/15/27	49,741
	Uniti Group, LP / Uniti Group Finance 2019, Inc. / CSL Capital, LLC*
60,000	10.500%, 02/15/28	64,184
50,000	6.500%, 02/15/29^	45,653
50,000	VFH Parent, LLC / Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	51,911
200,000	VZ Secured Financing, BV*
	5.000%, 01/15/32	178,846
90,000	XHR, LP*^
	6.625%, 05/15/30	91,040
		4,986,027
	Health Care (4.8%)
	CHS/Community Health Systems, Inc.*
170,000	6.125%, 04/01/30	111,719
73,000	10.875%, 01/15/32	75,267
49,000	6.875%, 04/15/29^	34,018
12,000	5.250%, 05/15/30	10,236
	DaVita, Inc.*
100,000	4.625%, 06/01/30	93,056
100,000	3.750%, 02/15/31	88,099
90,000	6.875%, 09/01/32	91,364
	Embecta Corp.*
72,000	5.000%, 02/15/30	67,043
24,000	6.750%, 02/15/30	23,064
	Encompass Health Corp.
45,000	4.750%, 02/01/30^	43,334
45,000	4.500%, 02/01/28	43,957
100,000	HCA, Inc.
	7.500%, 11/06/33	110,831
210,000	Jazz Securities DAC*^
	4.375%, 01/15/29	200,256
	Medline Borrower, LP*
110,000	5.250%, 10/01/29	106,633
110,000	3.875%, 04/01/29	102,817
12,000	Medline Borrower, LP / Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	12,209
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*^
	5.125%, 04/30/31	181,092
	Tenet Healthcare Corp.
200,000	6.250%, 02/01/27	200,358
120,000	6.875%, 11/15/31	124,016
		1,719,369
	Industrials (10.6%)
100,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	102,282
100,000	ACCO Brands Corp.*
	4.250%, 03/15/29	92,602
95,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 year CMT + 3.15%	90,817
	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*
155,000	4.625%, 01/15/27	152,429
75,000	5.875%, 02/15/28	74,970
	Arcosa, Inc.*
49,000	4.375%, 04/15/29	46,342
46,000	6.875%, 08/15/32	47,201
233,156	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	13,668
68,000	Beacon Roofing Supply, Inc.*
	4.125%, 05/15/29	66,632
	Bombardier, Inc.*
50,000	8.750%, 11/15/30	53,866
40,000	7.000%, 06/01/32^	40,860
31,000	7.250%, 07/01/31	32,020
19,000	7.875%, 04/15/27	19,083
87,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	82,008
95,000	Cascades, Inc. / Cascades USA, Inc.*
	5.375%, 01/15/28	93,081
23,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.750%, 10/20/28	22,860
	Deluxe Corp.*
125,000	8.000%, 06/01/29	122,582
25,000	8.125%, 09/15/29	25,756
97,000	Eco Material Technologies, Inc.*
	7.875%, 01/31/27	98,989
85,000	Emerald Debt Merger Sub, LLC*
	6.625%, 12/15/30	86,123
	EnerSys*
45,000	6.625%, 01/15/32	45,632
45,000	4.375%, 12/15/27	43,506
	EquipmentShare.com, Inc.*
40,000	8.625%, 05/15/32	42,699
35,000	8.000%, 03/15/33	36,439
57,000	Graham Packaging Company, Inc.*
	7.125%, 08/15/28	56,765
	Graphic Packaging International, LLC*
60,000	4.750%, 07/15/27	58,979
44,000	3.500%, 03/01/29^	40,659

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
107,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	$99,568
180,000	H&E Equipment Services, Inc.*
	3.875%, 12/15/28	179,804
	Herc Holdings, Inc.*
115,000	5.500%, 07/15/27	114,719
50,000	6.625%, 06/15/29	51,150
	JELD-WEN, Inc.*
75,000	7.000%, 09/01/32^	71,548
45,000	4.875%, 12/15/27	43,468
145,000	Ken Garff Automotive, LLC*
	4.875%, 09/15/28	139,680
100,000	Knife River Holding Company*
	7.750%, 05/01/31	104,472
100,000	Masterbrand, Inc.*
	7.000%, 07/15/32	102,325
60,000	Moog, Inc.*
	4.250%, 12/15/27	57,668
95,000	Novelis Corp.*
	4.750%, 01/30/30	89,433
53,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*
	4.000%, 10/15/27	53,188
46,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	46,224
	Sealed Air Corp.*
25,000	6.500%, 07/15/32^	25,445
24,000	5.000%, 04/15/29	23,264
	Sealed Air Corp./Sealed Air Corp. U.S.*
78,000	6.125%, 02/01/28	78,781
25,000	7.250%, 02/15/31	26,030
86,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	76,032
25,000	Standard Building Solutions, Inc.*
	6.500%, 08/15/32	25,264
90,000	Standard Industries, Inc.*
	5.000%, 02/15/27	88,883
	TransDigm, Inc.*
95,000	6.875%, 12/15/30	97,408
70,000	6.750%, 08/15/28	71,303
35,000	7.125%, 12/01/31	36,203
23,000	6.625%, 03/01/32	23,438
26,566	United Airlines Pass Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	25,044
96,000	Vertiv Group Corp.*
	4.125%, 11/15/28	91,332
90,000	Wabash National Corp.*
	4.500%, 10/15/28	83,224
92,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	93,052
	Williams Scotsman, Inc.*
56,000	4.625%, 08/15/28	55,061
45,000	7.375%, 10/01/31	47,080
35,000	6.625%, 06/15/29	35,897
		3,844,838
	Information Technology (3.2%)
56,000	Coherent Corp.*
	5.000%, 12/15/29	53,972
48,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	46,746
48,000	Fair Isaac Corp.*
	4.000%, 06/15/28	45,771
100,000	KBR, Inc.*
	4.750%, 09/30/28	95,053
46,000	NCL Corp., Ltd- Class C*
	6.750%, 02/01/32	46,741
45,000	NCL Corp., Ltd.*
	8.125%, 01/15/29	47,784
68,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	64,225
	Open Text Corp.*
72,000	3.875%, 02/15/28	68,487
45,000	6.900%, 12/01/27	46,573
36,000	3.875%, 12/01/29	33,073
36,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	32,279
79,000	Playtika Holding Corp.*
	4.250%, 03/15/29	73,035
120,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	112,674
	Twilio, Inc.
65,000	3.625%, 03/15/29	60,467
23,000	3.875%, 03/15/31	20,899
38,000	UKG, Inc.*
	6.875%, 02/01/31	38,814
125,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	113,814
50,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	51,206
100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*
	3.875%, 02/01/29	92,148
		1,143,761
	Materials (3.6%)
52,000	ArcelorMittal, SA
	7.000%, 10/15/39	55,712
47,000	ATI, Inc.
	5.875%, 12/01/27	46,864
90,000	Avient Corp.*
	6.250%, 11/01/31	89,773
	Chemours Company*
80,000	8.000%, 01/15/33	79,380
48,000	4.625%, 11/15/29	42,622
145,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	137,678
75,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	74,951
	Commercial Metals Company
48,000	4.125%, 01/15/30	44,599
24,000	4.375%, 03/15/32	21,876
85,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	85,275
75,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	72,338
	Mercer International, Inc.
92,000	5.125%, 02/01/29	81,685
47,000	12.875%, 10/01/28*	50,813
200,000	OCI, NV*
	6.700%, 03/16/33	207,184
100,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	96,294
90,000	Terex Corp*
	6.250%, 10/15/32	89,152

See accompanying Notes to Schedule of Investments

6

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
37,400	Trinseo Luxco Finance SPV Sarl / Trinseo NA Finance SPV, LLC*
	7.625%, 05/03/29	$28,619
		1,304,815
	Other (0.7%)
	EchoStar Corp.
134,565	6.750%, 11/30/30	124,384
92,025	10.750%, 11/30/29	99,234
45,000	Gen Digital, Inc.*
	6.750%, 09/30/27	45,802
		269,420
	Real Estate (0.6%)
71,000	EPR Properties
	3.750%, 08/15/29	65,860
67,000	Forestar Group, Inc.*
	5.000%, 03/01/28	64,928
95,000	MIWD Holdco II, LLC / MIWD Finance Corp.*
	5.500%, 02/01/30	90,627
		221,415
	Special Purpose Acquisition Companies (0.4%)
	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*
95,000	6.750%, 01/15/30	89,623
46,000	4.625%, 01/15/29	43,305
		132,928
	Utilities (1.1%)
36,000	AES Corp.‡
	7.600%, 01/15/55
	5 year CMT + 3.20%	36,671
45,000	Dominion Energy, Inc.‡
	6.625%, 05/15/55
	5 year CMT + 2.21%	45,647
100,000	Duke Energy Corp.‡
	6.450%, 09/01/54
	5 year CMT + 2.59%	100,780
35,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 year CMT + 2.67%	35,837
45,000	Evergy, Inc.‡
	6.650%, 06/01/55
	5 year CMT + 2.56%	45,264
36,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 year CMT + 2.45%	36,831
34,000	PPL Capital Funding, Inc.‡
	7.251%, 03/30/67
	3 mo. SOFR + 2.93%	34,003
	Vistra Corp.*‡
45,000	7.000%, 12/15/26
	5 year CMT + 5.74%	45,152
25,000	8.000%, 10/15/26
	5 year CMT + 6.93%	25,593
		405,778
	Total Corporate Bonds
	(Cost $29,796,870)	29,012,572

Convertible Bond (0.1%)
	Other (0.1%)
50,000	Multiplan Corp.*
	6.000%, 10/15/27
	7.000% PIK rate
	(Cost $41,716)	33,588

Bank Loans (15.4%) ¡
	Airlines (0.5%)
59,550	Air Canada‡
	6.337%, 03/21/31
	3 mo. SOFR + 2.00%	60,006
61,750	American Airlines, Inc.‡
	9.305%, 04/20/28
	3 mo. SOFR + 4.75%	63,329
54,139	United Airlines, Inc.‡
	6.297%, 02/22/31
	3 mo. SOFR + 2.00%	54,395
		177,730
	Communication Services (2.0%)
38,545	Audacy Capital Corp.‡
	10.426%, 10/01/29
	1 mo. SOFR + 6.00%	35,197
4,281	Audacy Capital Corp.‡
	11.426%, 10/02/28
	1 mo. SOFR + 7.00%	4,319
49,744	Cincinnati Bell, Inc.‡
	7.062%, 11/22/28
	1 mo. SOFR + 2.75%	49,957
41,983	Clear Channel Outdoor Holdings, Inc.‡
	8.426%, 08/23/28
	1 mo. SOFR + 4.00%	42,214
168,668	CSC Holdings, LLC‡
	7.174%, 04/15/27
	6 mo. LIBOR + 2.50%	157,468
63,790	Directv Financing, LLC‡
	9.552%, 08/02/27
	3 mo. SOFR + 5.00%	64,008
35,000	Directv Financing, LLC!
	0.000%, 08/02/29	34,820
69,650	Gray Television, Inc.‡
	9.587%, 06/04/29
	1 mo. SOFR + 5.25%	66,107
25,000	Gray Television, Inc.!
	0.000%, 06/04/29	23,728
100,000	Telesat Canada‡
	7.526%, 12/07/26
	3 mo. SOFR + 2.75%	59,263
99,750	TripAdvisor, Inc.‡
	7.062%, 07/08/31
	1 mo. SOFR + 2.75%	100,373
95,000	Virgin Media Bristol, LLC‡
	6.921%, 01/31/28
	1 mo. SOFR + 2.50%	93,694
		731,148

See accompanying Notes to Schedule of Investments

7

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Discretionary (3.3%)
34,444	American Axle & Manufacturing, Inc.‡
	7.251%, 12/12/29
	6 mo. SOFR + 3.00%	$34,552
31,926	American Axle & Manufacturing, Inc.‡
	7.302%, 12/12/29
	1 mo. SOFR + 3.00%	32,026
29,630	American Axle & Manufacturing, Inc.‡
	7.289%, 12/12/29
	3 mo. SOFR + 3.00%	29,722
119,636	Caesars Entertainment, Inc.‡
	6.562%, 02/06/30
	1 mo. SOFR + 2.25%	120,185
77,365	Carnival Corp.‡
	6.302%, 10/18/28
	1 mo. SOFR + 2.00%	77,784
53,434	Carnival Corp.‡
	6.302%, 08/08/27
	1 mo. SOFR + 2.00%	53,801
50,000	Chinos Intermediate Holdings A, Inc.‡
	10.291%, 09/26/31
	3 mo. SOFR + 6.00%	50,887
20,000	Clarios Global, LP!
	0.000%, 01/14/32	20,067
99,248	Flutter Financing, BV‡
	6.079%, 11/30/30
	3 mo. SOFR + 1.75%	99,461
26,785	Hanesbrands, Inc.‡
	8.062%, 03/08/30
	1 mo. SOFR + 3.75%	27,087
90,000	Life Time Fitness, Inc.‡
	6.796%, 11/05/31
	3 mo. SOFR + 2.50%	90,562
98,008	Light & Wonder International, Inc.‡
	6.551%, 04/14/29
	1 mo. SOFR + 2.25%	98,550
44,775	Peloton Interactive, Inc.‡
	10.312%, 05/23/29
	1 mo. SOFR + 6.00%	45,894
86,608	PetSmart, Inc.‡
	8.162%, 02/11/28
	1 mo. SOFR + 3.75%	86,933
74,813	Staples, Inc.‡
	10.177%, 09/04/29
	3 mo. SOFR + 5.75%	72,217
99,250	Station Casinos, LLC‡
	6.312%, 03/14/31
	1 mo. SOFR + 2.00%	99,567
60,780	TKC Holdings, Inc.‡
	9.302%, 05/15/28
	1 mo. SOFR + 5.00%	61,084
98,941	Windsor Holdings III, LLC‡
	7.802%, 08/01/30
	1 mo. SOFR + 3.50%	99,920
		1,200,299
	Consumer Staples (2.0%)
309,206	Amneal Pharmaceuticals, LLC‡
	9.812%, 05/04/28
	1 mo. SOFR + 5.50%	318,611
74,813	B&G Foods, Inc.‡
	7.812%, 10/10/29
	1 mo. SOFR + 3.50%	74,992
99,501	Fiesta Purchaser, Inc.‡
	7.562%, 02/12/31
	1 mo. SOFR + 3.25%	99,931
114,262	Star Parent, Inc.‡
	8.329%, 09/27/30
	3 mo. SOFR + 4.00%	112,969
64,513	United Natural Foods, Inc.‡
	9.062%, 05/01/31
	1 mo. SOFR + 4.75%	65,601
45,000	Veritiv Corp.!
	0.000%, 11/30/30	45,124
		717,228
	Energy (0.9%)
98,009	ChampionX Corp.‡
	7.163%, 06/07/29
	1 mo. SOFR + 2.75%	98,347
99,000	New Fortress Energy, Inc.‡
	9.291%, 10/27/28
	3 mo. SOFR + 5.00%	98,737
137,873	Par Petroleum, LLC‡
	8.038%, 02/28/30
	3 mo. SOFR + 3.75%	137,916
		335,000
	Financials (2.5%)
119,189	Advisor Group, Inc.‡
	7.812%, 08/17/28
	1 mo. SOFR + 3.50%	119,929
74,067	Amynta Agency Borrower, Inc.‡
	7.291%, 12/06/31
	3 mo. SOFR + 3.00%	74,082
186	Amynta Agency Borrower, Inc.‡
	7.312%, 12/06/31
	3 mo. SOFR + 3.00%	186
124,063	AssuredPartners, Inc.‡
	7.812%, 02/14/31
	1 mo. SOFR + 3.50%	124,304
59,401	Avolon TLB Borrower 1 (U.S.), LLC‡
	6.049%, 06/24/30
	1 mo. SOFR + 1.75%	59,468
49,626	Broadstreet Partners, Inc.‡
	7.312%, 06/13/31
	1 mo. SOFR + 3.00%	49,930
120,000	Dragon Buyer, Inc.‡
	7.579%, 09/30/31
	3 mo. SOFR + 3.25%	120,718
99,076	HUB International, Ltd.‡
	7.043%, 06/20/30
	3 mo. SOFR + 2.75%	99,558
69,300	Iron Mountain, Inc.‡
	6.312%, 01/31/31
	1 mo. SOFR + 2.00%	69,439
100,000	Level 3 Financing, Inc.‡
	10.872%, 04/15/29
	1 mo. SOFR + 6.56%	101,500
100,000	VFH Parent, LLC‡
	7.062%, 06/21/31
	1 mo. SOFR + 2.75%	100,575
		919,689

See accompanying Notes to Schedule of Investments

8

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Health Care (0.3%)
108,235	Padagis, LLC‡
	9.300%, 07/06/28
	3 mo. SOFR + 4.75%	$103,004

	Industrials (1.2%)
89,918	ACProducts, Inc.‡
	8.840%, 05/17/28
	3 mo. SOFR + 4.25%	69,552
34,913	EMRLD Borrower, LP‡
	6.829%, 08/04/31
	3 mo. SOFR + 2.50%	35,078
89,550	MI Windows & Doors, LLC‡
	7.312%, 03/28/31
	1 mo. SOFR + 3.00%	90,404
47,243	Pactiv Evergreen Group Holdings, Inc.‡
	6.812%, 09/24/28
	1 mo. SOFR + 2.50%	47,466
183,826	TransDigm, Inc.‡
	6.829%, 02/28/31
	3 mo. SOFR + 2.50%	184,722
		427,222
	Information Technology (1.2%)
132,346	Boxer Parent Company, Inc.‡
	8.041%, 07/30/31
	3 mo. SOFR + 3.75%	133,071
70,581	Camelot U.S. Acquisition, LLC‡
	7.062%, 01/31/31
	1 mo. SOFR + 2.75%	70,775
88,276	Dun & Bradstreet Corp.‡
	6.561%, 01/18/29
	1 mo. SOFR + 2.25%	88,546
79,727	II-VI, Inc.‡
	6.312%, 07/02/29
	1 mo. SOFR + 2.00%	80,213
49,750	UKG, Inc.‡
	7.300%, 02/10/31
	3 mo. SOFR + 3.00%	50,102
		422,707
	Materials (1.1%)
143,889	Ineos U.S. Finance, LLC‡
	7.562%, 02/18/30
	1 mo. SOFR + 3.25%	144,070
116,998	LSF11 A5 Holdco, LLC‡
	7.926%, 10/15/28
	1 mo. SOFR + 3.50%	117,667
63,918	Trinseo Materials Operating SCA‡
	7.276%, 05/03/28
	3 mo. SOFR + 2.50%	39,226
97,980	W.R. Grace & Co.-Conn.‡
	7.579%, 09/22/28
	3 mo. SOFR + 3.25%	98,910
		399,873
	Special Purpose Acquisition Companies (0.4%)
36,600	Clydesdale Acquisition Holdings, Inc.‡
	7.487%, 04/13/29
	1 mo. SOFR + 3.18%	36,737
24,313	Fertitta Entertainment, LLC‡
	7.812%, 01/27/29
	1 mo. SOFR + 3.50%	24,466
97,750	Patagonia Holdco, LLC‡
	10.272%, 08/01/29
	3 mo. SOFR + 5.75%	87,713
		148,916
	Total Bank Loans
	(Cost $5,576,580)	5,582,816

NUMBER OF
SHARES		VALUE

Common Stocks (0.7%)
	Communication Services (0.1%)#
2,040	Altice USA, Inc. - Class A#	5,733
1,699	Audacy, Inc.#	32,281
1,273	Cumulus Media, Inc. - Class A#	1,133
		39,147
	Energy (0.6%)
385	Cheniere Energy Partners, LP	23,624
5,575	Energy Transfer, LP	114,176
2,570	Enterprise Products Partners, LP	83,910
660	EP Energy Corp.#	1,072
3	Gulfport Energy Corp.#	536
		223,318
	Other (0.0%)
134	Rite Aid Corp.#	4,690

	Total Common Stocks (Cost $263,625)	267,155

Warrants (0.0%) #
	Communication Services (0.0%)
297	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
49	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
		—
	Energy (0.0%)
4,950	Mcdermott International, Ltd.
	06/30/27, Strike $15.98	1
4,455	Mcdermott International, Ltd.
	06/30/27, Strike $12.33	—
		1
	Total Warrants (Cost $1,910)	1

Convertible Preferred Stock (0.1%)
	Energy (0.1%)
2	Gulfport Energy Corp.#
	10.000%, 03/03/25
	(Cost $—)	26,000

Preferred Stocks (0.2%)
	Communication Services (0.2%)
2,509	Qwest Corp.
	6.500%, 09/01/56	43,280

See accompanying Notes to Schedule of Investments

9

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
738	Telephone and Data Systems, Inc.
	6.625%, 03/31/26	$16,480
	United States Cellular Corp.
606	5.500%, 03/01/70	13,423
70	5.500%, 06/01/70	1,557
		74,740
	Consumer Discretionary (0.0%)
590	Guitar Center, Inc.#	8,850

	Total Preferred Stocks (Cost $134,408)	83,590

Exchange-Traded Fund (0.3%)
	Other (0.3%)
965	SPDR Bloomberg High Yield Bond ETF
	(Cost $91,742)	93,373

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.4%)
2,659,535	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†***
	(Cost $2,659,535)	2,659,535

	TOTAL INVESTMENTS (104.8%) (Cost $38,660,655)	37,853,998

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.4%)		(2,659,535)

OTHER ASSETS, LESS LIABILITIES (2.6%)		952,957

NET ASSETS (100.0%)		$36,147,420

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2025.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	09/04/2024	$—
Rite Aid Corp.	10/04/2024	—
Total		$—

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$95,368	$—	$95,368
Corporate Bonds	—	29,012,572	—	29,012,572
Convertible Bonds	—	33,588	—	33,588
Bank Loans	—	5,582,816	—	5,582,816
Common Stocks	229,112	38,043	—	267,155
Warrants	—	1	—	1
Convertible Preferred Stocks	—	26,000	—	26,000
Preferred Stocks	74,740	8,850	—	83,590
Exchange-Traded Funds	93,373	—	—	93,373
Investment of Cash Collateral For Securities Loaned	—	2,659,535	—	2,659,535
Total	$397,225	$37,456,773	$—	$37,853,998

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Corporate Bonds (58.0%)
	Airlines (0.5%)
858,059	Alaska Airlines Pass Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	$850,954
123,369	Alaska Airlines Pass Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	124,624
540,075	British Airways Pass Through Trust Series 2019-1, Class A*
	3.350%, 12/15/30	510,506
436,984	JetBlue Pass Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	444,063
		1,930,147
	Communication Services (1.9%)
1,000,000	Ashtead Capital, Inc.*^
	4.375%, 08/15/27	983,960
1,000,000	AT&T, Inc.
	1.700%, 03/25/26	967,490
750,000	Cogent Communications Group, Inc.*
	3.500%, 05/01/26	733,095
500,000	Frontier California, Inc.
	6.750%, 05/15/27	508,320
822,000	Netflix, Inc.*
	3.625%, 06/15/25	818,465
500,000	Paramount Global
	3.700%, 10/04/26	486,075
400,000	Qwest Corp.
	7.250%, 09/15/25	399,868
1,000,000	Rogers Communications, Inc.
	3.625%, 12/15/25	991,470
500,000	Sirius XM Radio, LLC*
	3.125%, 09/01/26	484,195
500,000	Warnermedia Holdings, Inc.
	3.788%, 03/15/25	499,210
		6,872,148
	Consumer Discretionary (5.6%)
1,000,000	Aptiv Swiss Holdings, Ltd.^
	4.650%, 09/13/29	975,420
	AutoZone, Inc.
500,000	5.050%, 07/15/26	503,015
500,000	4.500%, 02/01/28	496,520
1,000,000	BMW US Capital, LLC*^
	5.050%, 08/11/28	1,005,270
1,000,000	BorgWarner, Inc.^
	2.650%, 07/01/27	952,270
500,000	Carnival Corp.*
	4.000%, 08/01/28	477,460
1,865,000	CCO Holdings, LLC / CCO Holdings Capital Corp.*
	5.125%, 05/01/27	1,833,295
	Daimler Truck Finance North America, LLC*
500,000	5.125%, 09/25/27	503,750
500,000	5.000%, 01/15/27	501,890
375,000	Dana Financing Luxembourg Sarl*
	5.750%, 04/15/25	375,322
	Ford Motor Credit Company, LLC
1,000,000	6.950%, 03/06/26	1,018,360
500,000	2.300%, 02/10/25	499,910
	General Motors Financial Company, Inc.
1,000,000	6.000%, 01/09/28^	1,027,610
200,000	5.400%, 04/06/26	201,310
500,000	goeasy, Ltd.*
	9.250%, 12/01/28	534,405
312,000	Goodyear Tire & Rubber Company
	9.500%, 05/31/25	312,955
500,000	Group 1 Automotive, Inc.*
	6.375%, 01/15/30	509,380
	International Game Technology, PLC*
500,000	5.250%, 01/15/29	492,365
500,000	4.125%, 04/15/26	494,720
276,971	JetBlue Pass Through Trust Series 2019-2, Class B
	8.000%, 11/15/27	280,148
500,000	Kia Corp.*
	3.500%, 10/25/27	482,475
500,000	Kohl's Corp.
	4.250%, 07/17/25	496,560
1,000,000	Lowe's Companies, Inc.
	4.400%, 09/08/25	999,270
	Mattel, Inc.*
750,000	3.375%, 04/01/26	736,170
500,000	5.875%, 12/15/27	502,485
1,000,000	Meritage Homes Corp.*
	3.875%, 04/15/29	941,160
500,000	MGM Resorts International
	5.500%, 04/15/27	500,945
313,000	Newell Brands, Inc.
	5.700%, 04/01/26	314,296
1,000,000	O'Reilly Automotive, Inc.
	5.750%, 11/20/26	1,017,620
500,000	Royal Caribbean Cruises, Ltd.*
	5.500%, 04/01/28	502,010
1,000,000	VF Corp.
	2.400%, 04/23/25	994,550
500,000	ZF North America Capital, Inc.*
	6.875%, 04/14/28	503,455
		20,986,371
	Consumer Staples (1.4%)
500,000	Brink's Company*
	6.500%, 06/15/29	510,445
1,000,000	Dollar General Corp.^
	4.625%, 11/01/27	995,130
300,000	McCormick & Company, Inc.
	0.900%, 02/15/26	288,909
1,000,000	Mondelez International, Inc.
	2.625%, 03/17/27	958,860
500,000	Performance Food Group, Inc.*
	5.500%, 10/15/27	497,835
1,000,000	Sysco Corp.
	3.300%, 07/15/26	980,820
1,000,000	United Rentals North America, Inc.
	3.875%, 11/15/27	965,790
		5,197,789
	Energy (3.1%)
500,000	Buckeye Partners, LP*
	6.875%, 07/01/29	512,590

See accompanying Notes to Schedule of Investments

1

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Enbridge, Inc.
1,000,000	5.250%, 04/05/27	$1,010,720
500,000	2.500%, 02/14/25	499,625
500,000	EnLink Midstream Partners, LP
	4.850%, 07/15/26	499,000
500,000	Enterprise Products Operating, LLC
	5.050%, 01/10/26	502,705
	EQM Midstream Partners, LP*
500,000	7.500%, 06/01/27	512,870
500,000	6.375%, 04/01/29	509,285
1,000,000	Hess Midstream Operations, LP*
	6.500%, 06/01/29	1,021,440
1,000,000	Kinder Morgan, Inc.
	5.100%, 08/01/29	1,001,560
500,000	Oceaneering International, Inc.
	6.000%, 02/01/28	495,680
1,000,000	ONEOK, Inc.
	5.550%, 11/01/26	1,012,080
500,000	Parkland Corp.*
	5.875%, 07/15/27	498,870
500,000	Patterson-UTI Energy, Inc.
	3.950%, 02/01/28	480,290
1,000,000	Schlumberger Holdings Corp.*
	5.000%, 05/29/27	1,007,240
1,000,000	South Bow USA Infrastructure Holdings LLC*
	4.911%, 09/01/27	997,210
1,000,000	Williams Companies, Inc.
	5.400%, 03/02/26	1,006,810
		11,567,975
	Financials (21.0%)
250,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	4.875%, 04/01/28	249,628
1,000,000	African Development Bank
	3.375%, 07/07/25	995,580
1,000,000	Allstate Corp.
	5.050%, 06/24/29	1,006,000
	American Express Company
1,000,000	5.085%, 01/30/31^‡
	SOFR + 1.02%	1,003,440
500,000	5.389%, 07/28/27‡
	SOFR + 0.97%	505,150
500,000	2.250%, 03/04/25	500,000
1,000,000	Aon North America, Inc.
	5.125%, 03/01/27	1,008,740
	Arthur J Gallagher & Company
500,000	4.850%, 12/15/29	496,480
500,000	4.600%, 12/15/27	498,655
1,000,000	Asian Infrastructure Investment Bank
	4.000%, 01/18/28	991,730
750,000	Aviation Capital Group, LLC*
	1.950%, 09/20/26	715,252
	Avolon Holdings Funding, Ltd.*
500,000	6.375%, 05/04/28	515,660
250,000	5.500%, 01/15/26	251,165
1,000,000	AXIS Specialty Finance, PLC
	4.000%, 12/06/27	975,830
	Bank of America Corp.‡
1,000,000	4.979%, 01/24/29^
	SOFR + 0.83%	1,002,470
250,000	1.658%, 03/11/27
	SOFR + 0.91%	241,733
1,000,000	Bank of Montreal^
	5.203%, 02/01/28	1,011,370
1,000,000	Bank of Nova Scotia^
	5.250%, 06/12/28	1,014,440
1,000,000	Bank of NY Mellon Corp.‡
	4.414%, 07/24/26
	SOFR + 1.35%	998,700
500,000	Barclays, PLC‡
	5.304%, 08/09/26
	1 year CMT + 2.30%	501,115
250,000	BlackRock Funding, Inc.^
	4.600%, 07/26/27	251,018
500,000	Blackstone Private Credit Fund*
	4.950%, 09/26/27	493,840
	Capital One Financial Corp.‡
500,000	4.985%, 07/24/26
	SOFR + 2.16%	500,555
500,000	2.636%, 03/03/26
	SOFR + 1.29%	499,045
250,000	Charles Schwab Corp.
	0.900%, 03/11/26	240,210
1,000,000	Chubb INA Holdings, LLC^
	4.650%, 08/15/29	994,260
1,000,000	Citigroup, Inc.‡
	3.887%, 01/10/28
	3 mo. SOFR + 1.82%	983,630
1,000,000	CNO Global Funding*
	5.875%, 06/04/27	1,021,470
750,000	Comerica, Inc.‡
	5.982%, 01/30/30
	SOFR + 2.16%	757,545
1,000,000	Cooperatieve Rabobank UA*‡
	4.655%, 08/22/28
	1 year CMT + 1.75%	992,380
1,000,000	Council Of Europe Development Bank
	3.750%, 05/25/26	993,030
330,000	Credit Acceptance Corp.*
	9.250%, 12/15/28	352,051
500,000	Credit Suisse AG/New York NY
	3.700%, 02/21/25	499,835
1,000,000	Danske Bank, A/S*‡
	4.298%, 04/01/28
	1 year CMT + 1.75%	987,640
1,250,000	Discover Financial Services
	4.100%, 02/09/27	1,232,337
1,000,000	Enact Holdings, Inc.
	6.250%, 05/28/29	1,020,600
1,000,000	Essent Group, Ltd.
	6.250%, 07/01/29	1,021,000
	European Bank for Reconstruction & Development
1,250,000	0.500%, 11/25/25	1,211,637
1,000,000	0.500%, 05/19/25	988,520
1,000,000	European Investment Bank
	3.250%, 11/15/27	973,210
1,000,000	Fifth Third Bank NA‡
	4.967%, 01/28/28
	SOFR + 0.81%	1,005,690
1,000,000	Fiserv, Inc.
	4.750%, 03/15/30	989,340
1,000,000	FNB Corp.‡
	5.722%, 12/11/30
	SOFR + 1.93%	994,880

See accompanying Notes to Schedule of Investments

2

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

750,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*
	3.750%, 12/15/27	$697,590
1,000,000	GLP Capital, LP / GLP Financing II, Inc.
	5.750%, 06/01/28	1,013,070
500,000	Goldman Sachs BDC, Inc.
	6.375%, 03/11/27	510,700
750,000	Goldman Sachs Group, Inc.‡
	0.855%, 02/12/26
	SOFR + 0.61%	749,280
735,000	HAT Holdings I, LLC / HAT Holdings II, LLC*
	8.000%, 06/15/27	766,090
450,000	HSBC Holdings, PLC‡
	2.999%, 03/10/26
	SOFR + 1.43%	449,118
1,000,000	Inter-American Development Bank
	1.750%, 03/14/25	997,100
1,000,000	Inter-American Investment Corp.
	2.625%, 04/22/25	996,040
500,000	International Finance Corp.
	3.625%, 09/15/25	497,525
	JPMorgan Chase & Company‡
1,000,000	4.915%, 01/24/29
	SOFR + 0.80%	1,001,280
500,000	2.595%, 02/24/26
	SOFR + 0.92%	499,385
250,000	1.578%, 04/22/27
	SOFR + 0.89%	240,760
500,000	KeyBank NA^
	4.150%, 08/08/25	498,320
	Kreditanstalt fuer Wiederaufbau
1,000,000	3.750%, 02/15/28	984,410
300,000	1.000%, 10/01/26	284,529
1,000,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.*
	5.250%, 10/01/25	999,360
500,000	Lloyds Banking Group, PLC‡
	3.511%, 03/18/26
	1 year CMT + 1.60%	498,985
1,000,000	LPL Holdings, Inc.*
	4.625%, 11/15/27	982,260
1,000,000	M&T Bank Corp.^‡
	4.833%, 01/16/29
	SOFR + 0.93%	995,260
250,000	Manufacturers & Traders Trust Company
	4.650%, 01/27/26	250,060
	Metropolitan Life Global Funding I*
1,000,000	2.800%, 03/21/25^	998,190
500,000	5.000%, 01/06/26	502,325
500,000	Morgan Stanley‡
	4.952%, 01/14/28
	SOFR + 1.08%	501,860
500,000	Morgan Stanley‡
	5.042%, 07/19/30
	SOFR + 1.22%	499,240
1,000,000	Mutual of Omaha Companies Global Funding*
	5.350%, 04/09/27	1,010,780
	Nasdaq, Inc.
750,000	5.350%, 06/28/28	762,592
34,000	5.650%, 06/28/25	34,130
500,000	National Bank of Canada
	5.600%, 12/18/28	511,965
1,000,000	National Securities Clearing Corp.*
	5.150%, 05/30/25	1,002,200
500,000	NatWest Markets, PLC*
	1.600%, 09/29/26	475,680
	Nordea Bank Abp*
500,000	4.750%, 09/22/25	500,705
500,000	1.500%, 09/30/26	474,830
	Nordic Investment Bank
1,000,000	2.625%, 04/04/25	997,060
1,000,000	0.375%, 09/11/25	975,860
1,000,000	Nuveen, LLC*
	5.550%, 01/15/30	1,020,010
	Oesterreichische Kontrollbank, AG
1,000,000	3.625%, 09/09/27^	982,730
1,000,000	1.500%, 02/12/25	999,260
500,000	OneMain Finance Corp.
	3.500%, 01/15/27	481,310
1,000,000	PayPal Holdings, Inc.
	2.650%, 10/01/26	969,670
1,000,000	PNC Bank NA‡
	4.775%, 01/15/27
	SOFR + 0.50%	1,000,520
	Pricoa Global Funding I*
935,000	4.200%, 08/28/25	933,738
500,000	1.200%, 09/01/26	474,665
	Principal Life Global Funding II*
1,000,000	4.950%, 11/27/29	1,001,370
200,000	5.000%, 01/16/27	201,270
500,000	Prologis Targeted US Logistics Fund, LP*^
	5.250%, 04/01/29	505,255
1,000,000	Prologis, LP^
	4.875%, 06/15/28	1,005,480
500,000	Radian Group, Inc.^
	6.200%, 05/15/29	514,240
500,000	RLJ Lodging Trust, LP*
	3.750%, 07/01/26	489,805
500,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*
	2.875%, 10/15/26	477,590
750,000	Royal Bank Of Canada^
	6.000%, 11/01/27	775,155
250,000	Royal Bank of Canada^
	0.875%, 01/20/26	241,695
	SBA Tower Trust*
500,000	1.631%, 05/15/51	470,835
250,000	1.840%, 04/15/27	232,271
200,000	1.884%, 07/15/50	194,269
300,000	Skandinaviska Enskilda Banken, AB*
	1.200%, 09/09/26	284,802
500,000	SLM Corp.
	3.125%, 11/02/26	481,075
	State Street Corp.‡
500,000	5.751%, 11/04/26^
	SOFR + 1.35%	504,070
500,000	4.530%, 02/20/29
	SOFR + 1.02%	496,415
1,000,000	Svenska Handelsbanken, AB*
	3.650%, 06/10/25	996,830
500,000	Synovus Bank
	5.625%, 02/15/28	503,810

See accompanying Notes to Schedule of Investments

3

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Toronto-Dominion Bank
500,000	3.766%, 06/06/25	$498,635
250,000	1.200%, 06/03/26	239,145
250,000	0.750%, 01/06/26	241,708
1,000,000	Toyota Motor Credit Corp.^
	4.625%, 01/12/28	1,003,050
1,000,000	Truist Financial Corp.‡
	5.900%, 10/28/26
	SOFR + 1.63%	1,007,260
1,000,000	US Bancorp^‡
	5.100%, 07/23/30
	SOFR + 1.25%	999,280
1,000,000	Ventas Realty, LP
	3.500%, 02/01/25	1,000,000
		77,872,618
	Health Care (3.8%)
1,000,000	Agilent Technologies, Inc.
	2.750%, 09/15/29	911,580
500,000	Amgen, Inc.
	5.250%, 03/02/25	500,310
1,000,000	Blue Cross & Blue Shield of Minnesota*
	3.790%, 05/01/25	997,200
250,000	Bristol-Myers Squibb Company^
	4.900%, 02/22/27	252,140
1,000,000	Cardinal Health, Inc.
	5.000%, 11/15/29	998,590
1,000,000	CVS Health Corp.
	5.000%, 02/20/26	1,001,920
1,000,000	Elevance Health, Inc.
	4.101%, 03/01/28	981,440
1,000,000	Gilead Sciences, Inc.^
	1.200%, 10/01/27	915,870
250,000	Haleon UK Capital PLC
	3.125%, 03/24/25	249,478
1,000,000	Health Care Service Corp. A Mutual Legal Reserve Company*
	1.500%, 06/01/25	988,920
1,000,000	Illumina, Inc.
	5.800%, 12/12/25	1,007,620
1,000,000	IQVIA, Inc.
	5.700%, 05/15/28	1,015,920
500,000	Laboratory Corp. of America Holdings^
	2.950%, 12/01/29	455,540
1,000,000	McKesson Corp.
	0.900%, 12/03/25	970,930
750,000	Quest Diagnostics, Inc.
	3.500%, 03/30/25	748,515
750,000	Teva Pharmaceutical Finance Netherlands III, BV
	3.150%, 10/01/26	727,357
1,000,000	Thermo Fisher Scientific, Inc.^
	5.000%, 01/31/29	1,011,430
500,000	UnitedHealth Group, Inc.
	5.250%, 02/15/28	508,930
		14,243,690
	Industrials (7.4%)
500,000	Aar Escrow Issuer, LLC*
	6.750%, 03/15/29	511,410
1,000,000	AGCO Corp.
	5.450%, 03/21/27	1,011,490
500,000	Air Lease Corp.
	2.200%, 01/15/27	476,195
1,000,000	Amphenol Corp.
	5.050%, 04/05/27	1,008,450
750,000	Beacon Roofing Supply, Inc.*
	4.500%, 11/15/26	745,672
466,000	Berry Global, Inc.*
	4.875%, 07/15/26	465,212
1,000,000	Canadian Pacific Railway Company
	4.000%, 06/01/28	977,050
1,000,000	Cascades, Inc. / Cascades USA, Inc.*
	5.125%, 01/15/26	991,970
500,000	Clean Harbors, Inc.*
	4.875%, 07/15/27	493,975
1,000,000	CNH Industrial Capital, LLC
	4.500%, 10/08/27	992,620
1,100,000	CRH SMW Finance DAC
	5.125%, 01/09/30	1,105,500
250,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*
	4.500%, 10/20/25	249,460
250,000	GATX Corp.
	5.400%, 03/15/27	253,035
500,000	Graphic Packaging International, LLC*
	1.512%, 04/15/26	478,465
500,000	GXO Logistics, Inc.
	1.650%, 07/15/26	477,405
500,000	Harley-Davidson Financial Services, Inc.*^
	6.500%, 03/10/28	512,860
500,000	Herc Holdings, Inc.*
	6.625%, 06/15/29	511,505
1,000,000	Ingersoll Rand, Inc.
	5.400%, 08/14/28	1,018,040
500,000	Johnson Controls International, PLC / Tyco Fire and Security Finance SCA
	5.500%, 04/19/29	510,360
1,000,000	Keysight Technologies, Inc.
	3.000%, 10/30/29	915,300
1,000,000	Leidos, Inc.
	3.625%, 05/15/25	997,090
1,000,000	Lennox International, Inc.
	5.500%, 09/15/28	1,020,240
1,000,000	Mohawk Industries, Inc.
	5.850%, 09/18/28	1,031,190
1,000,000	Nordson Corp
	5.600%, 09/15/28	1,024,570
1,000,000	Owens Corning
	5.500%, 06/15/27	1,018,020
1,000,000	Parker-Hannifin Corp.
	4.250%, 09/15/27	990,890
1,000,000	Penske Truck Leasing Company, LP / PTL Finance Corp.*
	5.250%, 02/01/30	1,002,670
1,000,000	Ryder System, Inc.
	5.650%, 03/01/28	1,023,760
250,000	Sealed Air Corp.*
	4.000%, 12/01/27	240,563
389,000	Sealed Air Corp./Sealed Air Corp. U.S.*
	6.125%, 02/01/28	392,894
500,000	SMBC Aviation Capital Finance DAC*
	1.900%, 10/15/26	475,500

See accompanying Notes to Schedule of Investments

4

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

500,000	TransDigm, Inc.*
	6.375%, 03/01/29	$505,565
1,000,000	Tyco Electronics Group SA^
	4.500%, 02/13/26	1,000,380
1,000,000	Veralto Corp.
	5.500%, 09/18/26	1,012,050
148,000	Verisk Analytics, Inc.
	4.000%, 06/15/25	147,603
500,000	WESCO Distribution, Inc.*
	6.375%, 03/15/29	509,450
	Williams Scotsman, Inc.*
723,000	6.125%, 06/15/25	722,718
500,000	6.625%, 06/15/29	512,815
		27,333,942
	Information Technology (4.9%)
1,000,000	Accenture Capital, Inc.^
	4.050%, 10/04/29	974,790
1,000,000	Applied Materials, Inc.
	4.800%, 06/15/29	1,005,920
1,000,000	Autodesk, Inc.
	4.375%, 06/15/25	998,720
1,000,000	Booz Allen Hamilton, Inc.*^
	3.875%, 09/01/28	952,310
715,000	Broadridge Financial Solutions, Inc.
	3.400%, 06/27/26	701,329
1,000,000	Cadence Design Systems, Inc.
	4.200%, 09/10/27	990,310
500,000	CDW, LLC / CDW Finance Corp.
	3.250%, 02/15/29	464,775
500,000	CGI, Inc.
	1.450%, 09/14/26	474,820
500,000	Fortinet, Inc.
	1.000%, 03/15/26	480,585
1,000,000	Hewlett Packard Enterprise Company
	4.400%, 09/25/27	991,970
500,000	HP, Inc.
	1.450%, 06/17/26	478,525
505,000	International Business Machines Corp.
	4.500%, 02/06/26	504,732
1,000,000	Intuit, Inc.
	5.250%, 09/15/26	1,011,110
1,000,000	Mercedes-Benz Finance North America, LLC*
	5.375%, 11/26/25	1,006,550
1,000,000	NetApp, Inc.
	1.875%, 06/22/25	988,350
1,000,000	NVIDIA Corp.^
	1.550%, 06/15/28	911,130
500,000	Open Text Corp.*
	6.900%, 12/01/27	517,475
	Oracle Corp.
1,000,000	2.650%, 07/15/26	971,850
500,000	4.800%, 08/03/28	499,900
750,000	PTC, Inc.*
	3.625%, 02/15/25	749,408
500,000	Roper Technologies, Inc.
	4.200%, 09/15/28	489,800
	Take-Two Interactive Software, Inc.
500,000	5.000%, 03/28/26	501,960
500,000	3.550%, 04/14/25^	498,855
	Texas Instruments, Inc.
500,000	4.600%, 02/15/28	501,420
250,000	1.125%, 09/15/26^	237,543
500,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	455,255
		18,359,392
	Materials (1.3%)
410,000	Ball Corp.
	6.875%, 03/15/28	420,984
	Genuine Parts Company
1,000,000	1.750%, 02/01/25	1,000,000
250,000	4.950%, 08/15/29	248,495
1,000,000	Linde, Inc.
	4.700%, 12/05/25	1,002,490
500,000	Newmont Corp. / Newcrest Finance Pty, Ltd.
	5.300%, 03/15/26	504,920
	Sherwin-Williams Company
500,000	3.450%, 06/01/27	487,225
200,000	4.250%, 08/08/25	199,650
1,000,000	Sonoco Products Company
	1.800%, 02/01/25	1,000,000
		4,863,764
	Other (0.9%)
2,000,000	Asian Development Bank
	2.750%, 01/19/28	1,914,220
1,000,000	Federation des Caisses Desjardins du Quebec*
	4.400%, 08/23/25	998,880
500,000	Gen Digital, Inc.*
	6.750%, 09/30/27	508,915
		3,422,015
	Real Estate (3.1%)
1,000,000	American Tower Corp.
	1.600%, 04/15/26	963,540
1,000,000	Boston Properties, LP
	6.750%, 12/01/27	1,041,300
1,000,000	Brixmor Operating Partnership, LP
	4.125%, 06/15/26	991,280
1,000,000	Camden Property Trust
	5.850%, 11/03/26	1,020,660
1,000,000	Crown Castle, Inc.
	4.450%, 02/15/26	997,840
500,000	EPR Properties
	4.500%, 04/01/25	499,500
	Equinix, Inc.
500,000	1.000%, 09/15/25^	488,725
250,000	1.250%, 07/15/25	246,195
500,000	Federal Realty Investment Trust
	1.250%, 02/15/26	482,865
750,000	Forestar Group, Inc.*
	3.850%, 05/15/26	733,590
1,000,000	Healthpeak OP LLC
	3.400%, 02/01/25	1,000,000
1,000,000	Public Storage^
	5.125%, 01/15/29	1,015,260
1,000,000	Realty Income Corp.^
	5.050%, 01/13/26	1,000,060
500,000	Simon Property Group, LP^
	1.375%, 01/15/27	470,310
250,000	Welltower, Inc.
	4.000%, 06/01/25	249,345

See accompanying Notes to Schedule of Investments

5

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
500,000	Weyerhaeuser Company
	4.750%, 05/15/26	$500,250
		11,700,720
	Special Purpose Acquisition Company (0.3%)
1,000,000	New York Life Global Funding*^
	3.600%, 08/05/25	995,510

	Utilities (2.8%)
250,000	AES Corp.
	1.375%, 01/15/26	241,948
1,000,000	Alliant Energy Finance, LLC*
	5.400%, 06/06/27	1,008,100
1,000,000	CMS Energy Corp.
	3.600%, 11/15/25	991,620
300,000	DPL, Inc.
	4.125%, 07/01/25	299,313
1,000,000	Duke Energy Carolinas, LLC
	4.850%, 03/15/30	1,002,080
300,000	Entergy Corp.
	0.900%, 09/15/25	293,169
500,000	Entergy Texas, Inc.
	1.500%, 09/01/26	475,825
	National Rural Utilities Cooperative Finance Corp.
1,000,000	5.450%, 10/30/25	1,007,110
500,000	4.120%, 09/16/27	494,165
1,000,000	NextEra Energy Capital Holdings, Inc.
	4.850%, 02/04/28	999,800
1,000,000	NiSource, Inc.^
	5.200%, 07/01/29	1,009,160
1,000,000	NSTAR Electric Company
	3.200%, 05/15/27	967,890
25,000	PPL Capital Funding, Inc.‡
	7.251%, 03/30/67
	3 mo. SOFR + 2.93%	25,002
1,000,000	Sempra
	3.400%, 02/01/28	957,390
500,000	WEC Energy Group, Inc.
	5.000%, 09/27/25	501,095
		10,273,667
	Total Corporate Bonds
	(Cost $215,168,959)	215,619,748

U.S. Government and Agency Securities (5.7%)
1,000,000	Farm Credit Bank of Texas*‡
	5.700%, 09/15/25	995,454
	U.S. Treasury Note
12,015,000	4.250%, 02/28/29	11,987,779
3,500,000	4.125%, 11/15/27	3,490,020
3,000,000	3.500%, 09/30/29	2,895,937
1,750,000	4.125%, 07/31/28	1,741,865
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $21,157,833)	21,111,055

Sovereign Bonds (1.7%)
1,000,000	Development Bank of Japan, Inc.*
	5.125%, 09/01/26	1,009,161
	Export Development Canada
1,000,000	3.375%, 08/26/25	994,269
500,000	3.875%, 02/14/28	493,571
1,000,000	Japan Bank for International Cooperation
	4.250%, 04/27/26	996,722
	Kommunalbanken, A/S*
500,000	0.500%, 01/13/26	482,005
200,000	4.500%, 09/01/28	200,846
1,000,000	Kommuninvest I Sverige AB*
	4.250%, 12/10/25	998,023
1,000,000	Svensk ExportKredit AB
	4.125%, 06/14/28	991,720
	Total Sovereign Bonds
	(Cost $6,191,216)	6,166,317

Bank Loans (8.9%) ¡
	Airlines (0.4%)
992,500	Air Canada‡
	6.337%, 03/21/31
	3 mo. SOFR + 2.00%	1,000,098
305,500	American Airlines, Inc.‡
	9.305%, 04/20/28
	3 mo. SOFR + 4.75%	313,313
		1,313,411
	Communication Services (1.3%)
855,764	APi Group DE, Inc.‡
	6.312%, 01/03/29
	1 mo. SOFR + 2.00%	858,943
500,000	Charter Communications Operating, LLC‡
	6.560%, 12/15/31
	3 mo. SOFR + 2.25%	500,095
555,766	Directv Financing, LLC‡
	9.552%, 08/02/27
	3 mo. SOFR + 5.00%	557,664
969,334	Go Daddy Operating Company, LLC‡
	6.062%, 11/09/29
	1 mo. SOFR + 1.75%	971,796
513,479	Nexstar Broadcasting, Inc.‡
	6.926%, 09/18/26
	1 mo. SOFR + 2.50%	515,726
498,750	TripAdvisor, Inc.‡
	7.062%, 07/08/31
	1 mo. SOFR + 2.75%	501,867
1,000,000	Virgin Media Bristol, LLC‡
	6.921%, 01/31/28
	1 mo. SOFR + 2.50%	986,250
		4,892,341
	Consumer Discretionary (2.6%)
1,036,835	Adient U.S., LLC‡
	6.562%, 01/31/31
	1 mo. SOFR + 2.25%	1,041,983
344,444	American Axle & Manufacturing, Inc.‡
	7.251%, 12/12/29
	6 mo. SOFR + 3.00%	345,523
319,259	American Axle & Manufacturing, Inc.‡
	7.302%, 12/12/29
	1 mo. SOFR + 3.00%	320,258

See accompanying Notes to Schedule of Investments

6

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

296,296	American Axle & Manufacturing, Inc.‡
	7.289%, 12/12/29
	3 mo. SOFR + 3.00%	$297,224
450,000	Aramark Services, Inc.!
	0.000%, 06/22/30	452,869
849,441	Caesars Entertainment, Inc.‡
	6.562%, 02/06/30
	1 mo. SOFR + 2.25%	853,336
537,026	Carnival Corp.‡
	6.302%, 08/08/27
	1 mo. SOFR + 2.00%	540,718
990,000	Flutter Financing, BV‡
	6.079%, 11/30/30
	3 mo. SOFR + 1.75%	992,123
111,466	Hanesbrands, Inc.‡
	8.062%, 03/08/30
	1 mo. SOFR + 3.75%	112,719
1,000,000	Life Time Fitness, Inc.‡
	6.796%, 11/05/31
	3 mo. SOFR + 2.50%	1,006,250
995,006	Light & Wonder International, Inc.‡
	6.551%, 04/14/29
	1 mo. SOFR + 2.25%	1,000,504
963,709	Murphy USA, Inc.‡
	6.202%, 01/31/28
	1 mo. SOFR + 1.75%	969,434
483,709	PetSmart, Inc.‡
	8.162%, 02/11/28
	1 mo. SOFR + 3.75%	485,523
995,000	Six Flags Entertainment Corp.‡
	6.357%, 05/01/31
	1 mo. SOFR + 2.00%	999,353
252,966	SkyMiles IP, Ltd.‡
	8.043%, 10/20/27
	3 mo. SOFR + 3.75%	257,978
		9,675,795
	Consumer Staples (0.3%)
995,161	Organon & Company‡
	6.549%, 05/19/31
	1 mo. SOFR + 2.25%	1,000,137

	Energy (0.5%)
980,094	ChampionX Corp.‡
	7.163%, 06/07/29
	1 mo. SOFR + 2.75%	983,465
987,443	Par Petroleum, LLC‡
	8.038%, 02/28/30
	3 mo. SOFR + 3.75%	987,754
		1,971,219
	Financials (0.4%)
992,357	Iron Mountain, Inc.‡
	6.312%, 01/31/31
	1 mo. SOFR + 2.00%	994,341
627,075	Jazz Financing Lux Sarl‡
	6.562%, 05/05/28
	1 mo. SOFR + 2.25%	629,559
		1,623,900
	Health Care (0.7%)
20,928	Avantor Funding, Inc.‡
	6.412%, 11/08/27
	1 mo. SOFR + 2.00%	21,075
962,551	DaVita, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	966,040
668,043	Elanco Animal Health, Inc.‡
	6.187%, 08/01/27
	1 mo. SOFR + 1.75%	668,350
995,000	Medline Borrower, LP‡
	6.562%, 10/23/28
	1 mo. SOFR + 2.25%	1,000,825
		2,656,290
	Industrials (0.7%)
990,000	Beacon Roofing Supply, Inc.‡
	6.312%, 05/19/28
	1 mo. SOFR + 2.00%	994,415
696,003	JELD-WEN, Inc.‡
	6.426%, 07/28/28
	1 mo. SOFR + 2.00%	697,527
987,550	Vertiv Group Corp.‡
	6.087%, 03/02/27
	1 mo. SOFR + 1.75%	991,624
		2,683,566
	Information Technology (1.4%)
996,588	II-VI, Inc.‡
	6.312%, 07/02/29
	1 mo. SOFR + 2.00%	1,002,663
992,500	KBR, Inc.‡
	6.312%, 01/19/31
	1 mo. SOFR + 2.00%	998,703
495,965	Open Text Corp.‡
	6.062%, 01/31/30
	1 mo. SOFR + 1.75%	497,178
851,334	SS&C Technologies, Inc.‡
	6.312%, 05/09/31
	1 mo. SOFR + 2.00%	854,697
863,702	TTM Technologies, Inc.‡
	6.587%, 05/30/30
	1 mo. SOFR + 2.25%	868,565
980,131	ZoomInfo, LLC‡
	6.062%, 02/28/30
	1 mo. SOFR + 1.75%	975,230
		5,197,036
	Materials (0.6%)
1,073,645	Axalta Coating Systems U.S. Holdings, Inc.‡
	6.079%, 12/20/29
	3 mo. SOFR + 1.75%	1,079,238
984,592	Chemours Company‡
	7.312%, 08/18/28
	1 mo. SOFR + 3.00%	994,438
		2,073,676
	Total Bank Loans
	(Cost $32,945,063)	33,087,371

Asset Backed Securities (20.5%)
	Communication Services (0.2%)
649,427	T-Mobile U.S. Trust Series 2022-1A, Class A*
	4.910%, 05/22/28	650,134

See accompanying Notes to Schedule of Investments

7

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Consumer Discretionary (0.6%)
1,500,000	Avis Budget Rental Car Funding AESOP, LLC Series 2023-3A, Class A*
	5.440%, 02/22/28	$1,516,384
914,395	Octane Receivables Trust Series 2024-2A, Class A2*
	5.800%, 07/20/32	923,811
		2,440,195
	Financials (7.6%)
2,000,000	American Express Credit Account Master Trust Series 2024-2, Class A
	5.240%, 04/15/31	2,048,412
491,161	Capital One Prime Auto Receivables Trust Series 2022-1, Class A3
	3.170%, 04/15/27	487,724
257,013	Commonbond Student Loan Trust Series 2017-B-GS, Class A1*
	2.680%, 09/25/42	239,590
93,407	Commonbond Student Loan Trust Series 2018-C-GS, Class A1*
	3.870%, 02/25/46	89,173
322,297	Commonbond Student Loan Trust Series 2019-A-GS, Class A1*
	2.540%, 01/25/47	291,658
517,765	Commonbond Student Loan Trust Series 2021-B-GS, Class A*
	1.170%, 09/25/51	433,732
2,000,000	Credit Acceptance Auto Loan Trust Series 2024-1A, Class A*
	5.680%, 03/15/34	2,021,730
1,000,000	Dell Equipment Finance Trust 2024-2, Class B*
	4.820%, 08/22/30	998,831
1,500,000	Dell Equipment Finance Trust Series 2022-2, Class B*
	4.400%, 07/22/27	1,499,145
1,500,000	Discover Card Execution Note Trust Series 2022-A2, Class A
	3.320%, 05/15/27	1,494,957
667,919	ELFI Graduate Loan Program, LLC Series 2021-A, Class A*
	1.530%, 12/26/46	593,239
904,152	ELFI Graduate Loan Program, LLC Series 2022-A, Class A*
	4.510%, 08/26/47	871,913
226,722	Enterprise Fleet Financing, LLC Series 2022-4, Class A2*
	5.760%, 10/22/29	228,207
1,500,000	Enterprise Fleet Financing, LLC Series 2024-2, Class A3*
	5.610%, 04/20/28	1,525,939
1,000,000	Kubota Credit Owner Trust Series 2023-2A, Class A3*
	5.280%, 01/18/28	1,008,809
320,929	MMAF Equipment Finance LLC Series 2017-B, Class A5*
	2.720%, 06/15/40	320,104
2,000,000	MMAF Equipment Finance LLC Series 2023-A, Class A3*
	5.540%, 12/13/29	2,034,794
989,725	Navient Private Education Refi Loan Trust Series 2020-BA, Class A2*
	2.120%, 01/15/69	933,051
203,787	OneMain Direct Auto Receivables Trust Series 2021-1A, Class A*
	0.870%, 07/14/28	201,228
777,000	OneMain Direct Auto Receivables Trust Series 2021-1A, Class B*
	1.260%, 07/14/28	755,951
752,938	Oscar US Funding XII, LLC Series 2021-1A, Class A4*
	1.000%, 04/10/28	740,660
803,895	Pawneee Equipment Receivables, LLC Series 2022-1, Class A3*
	5.170%, 02/15/28	804,703
20,788	PenFed Auto Receivables Owner Trust Series 2022-A, Class A3*
	3.960%, 04/15/26	20,782
1,500,000	PenFed Auto Receivables Owner Trust Series 2022-A, Class A4*
	4.180%, 12/15/28	1,497,130
2,000,000	Porsche Financial Auto Securitization Trust Series 2023-2A, Class A3*
	5.790%, 01/22/29	2,020,057
792,000	Progress Residential Trust Series 2021-SFR5, Class B*
	1.658%, 07/17/38	759,684
844,153	SoFi Professional Loan Program Trust Series 2020-C, Class AFX*
	1.950%, 02/15/46	787,506
420,251	SoFi Professional Loan Program, LLC Series 2018-D, Class A2FX*
	3.600%, 02/25/48	415,151
2,000,000	Toyota Auto Loan Extended Note Trust Series 2023-1A, Class A*
	4.930%, 06/25/36	2,017,460
1,000,000	Volvo Financial Equipment, LLC Series 2024-1A, Class A3*
	4.290%, 10/16/28	993,328
		28,134,648
	Industrials (0.3%)
1,000,000	John Deere Owner Trust Series 2021-B, Class A4
	0.740%, 05/15/28	992,507

	Other (11.7%)
2,000,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2*
	1.937%, 08/15/46	1,908,025
500,000	American Express Credit Account Master Trust Series 2023-2, Class A
	4.800%, 05/15/30	503,617
217,265	Amur Equipment Finance Receivables XI, LLC Series 2022-2A, Class A2*
	5.300%, 06/21/28	217,952
1,989,853	Amur Equipment Finance Receivables XIII, LLC - Class A2, Series 2024-1A*
	5.380%, 01/21/31	2,005,766

See accompanying Notes to Schedule of Investments

8

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

1,000,000	BA Credit Card Trust Series 2022-A1, Class A1
	3.530%, 11/15/27	$996,419
330,000	CCG Receivables Trust Series 2021-2, Class B*
	1.270%, 03/14/29	327,791
1,000,000	CCG Receivables Trust Series 2023-1, Class B*
	5.990%, 09/16/30	1,018,797
1,000,000	CCG Receivables Trust Series 2023-1, Class C*
	6.280%, 09/16/30	1,020,440
1,063,333	CLI Funding VI, LLC Series 2020-3A, Class A*
	2.070%, 10/18/45	976,664
2,400,000	CNH Equipment Trust Series 2024-B, Class A3
	5.190%, 09/17/29	2,430,139
2,000,000	Compass Datacenters Issuer II, LLC Series 2024-1A, Class A1*
	5.250%, 02/25/49	1,991,337
287,303	Daimler Trucks Retail Trust Series 2022-1, Class A3
	5.230%, 02/17/26	287,683
2,000,000	DLLAA, LLC Series 2025-1A, Class A3*
	4.950%, 09/20/29	2,009,741
2,000,000	DLLAD, LLC Series 2023-1A, Class A3*
	4.790%, 01/20/28	2,003,469
1,458,750	Domino's Pizza Master Issuer, LLC Series 2021-1A, Class A21*
	2.662%, 04/25/51	1,323,386
2,000,000	Ford Credit Auto Owner Trust Series 2024-1, Class A***
	4.870%, 08/15/36	2,011,241
2,000,000	GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A1*
	4.730%, 11/15/29	2,003,463
1,000,000	HPEFS Equipment Trust - Class B,Series 2024-1A*
	5.180%, 05/20/31	1,004,766
236,974	HPEFS Equipment Trust Series 2022-2A, Class B*
	4.200%, 09/20/29	236,795
1,000,000	Kubota Credit Owner Trust Series 2023-1A, Class A3*
	5.020%, 06/15/27	1,003,545
1,167,000	MetroNet Infrastructure Issuer, LLC Series 2022-1A, Class A2*
	6.350%, 10/20/52	1,189,810
400,000	MetroNet Infrastructure Issuer, LLC Series 2024-1A, Class A2*
	6.230%, 04/20/54	408,577
112,707	MVW Owner Trust Series 2019-1A, Class A*
	2.890%, 11/20/36	111,629
1,500,000	NextGear Floorplan Master Owner Trust Series 2023 - 1A, Class A2*
	5.740%, 03/15/28	1,518,784
973,303	NMEF Funding, LLC Series 2024-A, Class A2*
	5.150%, 12/15/31	976,621
327,104	OCCU Auto Receivables Trust Series 2023-1A, Class A2*
	6.230%, 04/15/27	328,384
1,698,080	Post Road Equipment Finance, LLC Series 2024-1A, Class A2*
	5.590%, 11/15/29	1,708,010
812,230	SCF Equipment Leasing, LLC Series 2022-1A, Class A3*
	2.920%, 07/20/29	808,397
1,000,000	SCF Equipment Leasing, LLC Series 2023-1A, Class A3*
	6.170%, 05/20/32	1,029,299
990,417	SVC ABS, LLC Series 2023-1A, Class A*
	5.150%, 02/20/53	971,406
1,000,000	T-Mobile U.S. Trust Series 2024-2A, Class A*
	4.250%, 05/21/29	993,447
237,061	USAA Auto Owner Trust Series 2022-A, Class A3*
	4.860%, 11/16/26	237,172
2,000,000	USAA Auto Owner Trust Series 2024-A, Class A3*
	5.030%, 03/15/29	2,015,520
1,000,000	Vantage Data Centers Issuer, LLC Series 2021-1A ,Class A2*
	2.165%, 10/15/46	950,915
1,000,000	Vantage Data Centers Issuer, LLC Series 2024-1A ,Class A2*
	5.100%, 09/15/54	978,347
1,000,000	Veridian Auto Receivables Trust Series 2023-1A, Class A3*
	5.560%, 03/15/28	1,005,407
1,000,000	Verizon Master Trust Series 2023-1, Class A
	4.490%, 01/22/29	1,000,170
1,000,000	Verizon Master Trust Series 2023-6, Class A*
	5.350%, 09/22/31	1,022,130
996,473	World Omni Auto Receivables Trust Series 2022-B, Class A3
	3.250%, 07/15/27	991,432
		43,526,493
	Utilities (0.1%)
515,171	Harley-Davidson Motorcycle Trust Series 2022-A, Class A3
	3.060%, 02/15/27	513,008
	Total Asset Backed Securities
	(Cost $76,499,443)	76,256,985

Municipal Obligations (3.5%)
	Consumer Discretionary (0.2%)
300,000	Washington State Housing Finance Commission
	5.345%, 12/01/27	306,735
200,000	Washington State Housing Finance Commission
	5.285%, 06/01/27	203,694
		510,429
	Other (3.2%)
100,000	Alaska Housing Finance Corp.
	4.808%, 06/01/27	100,561
250,000	Armada Area Schools
	0.950%, 05/01/25	247,922

See accompanying Notes to Schedule of Investments

9

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

155,000	City of Auburn CA
	0.961%, 06/01/25	$153,187
250,000	City of Carmel IN Waterworks Revenue
	4.966%, 05/01/28	252,659
280,000	City of Mishawaka IN
	4.680%, 02/15/26	280,199
205,000	City of Mishawaka IN
	4.700%, 08/15/26	205,169
120,000	City of Omaha NE
	0.983%, 04/15/26	115,355
500,000	Colorado Housing & Finance Authority
	5.452%, 11/01/27	511,427
500,000	Colorado Housing & Finance Authority
	5.402%, 05/01/27	509,281
300,000	Colorado Housing & Finance Authority
	1.650%, 11/01/25	293,879
895,000	Connecticut Housing Finance Authority
	0.974%, 11/15/25	873,122
250,000	Corona-Norco Unified School District
	1.000%, 09/01/25	245,092
250,000	Cypress-Fairbanks Independent School District
	5.000%, 02/15/25	250,050
135,000	East Montgomery County Improvement District Sales Tax Revenue
	1.550%, 08/15/26	128,966
175,000	Encinitas Public Financing Authority
	1.020%, 10/01/25	171,179
440,000	Florida Housing Finance Corp.
	5.077%, 07/01/26	439,948
215,000	Florida Housing Finance Corp.
	5.086%, 01/01/27	214,800
195,000	Florida Housing Finance Corp.
	5.136%, 07/01/27	194,777
250,000	Galveston Independent School District
	5.000%, 02/01/25	250,000
250,000	Indiana Housing & Community Development Authority
	5.065%, 01/01/27	252,468
175,000	Indiana Housing & Community Development Authority
	5.095%, 07/01/26	176,457
160,000	Indiana Housing & Community Development Authority
	5.095%, 01/01/26	160,900
505,000	Iowa Finance Authority
	5.502%, 07/01/28	518,625
350,000	Iowa Finance Authority
	5.412%, 07/01/27	356,660
700,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
	1.737%, 10/01/25	688,939
285,000	Minnesota Housing Finance Agency
	5.113%, 01/01/26	285,912
450,000	Nevada Housing Division
	5.268%, 04/01/27	455,375
435,000	Nevada Housing Division
	5.338%, 10/01/27	441,585
250,000	Nevada Housing Division
	5.251%, 10/01/26	252,434
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue
	3.430%, 08/01/26	384,290
390,000	New York City Transitional Finance Authority Future Tax Secured Revenue
	1.250%, 05/01/26	375,097
255,000	New York State Dormitory Authority
	2.438%, 02/15/26	249,944
150,000	Pharr San Juan Alamo Independent School District TX
	5.000%, 02/01/25	150,000
400,000	Regional Transportation Authority
	3.000%, 06/01/25	398,072
155,000	State of Hawaii
	1.033%, 08/01/25	152,505
250,000	Thornapple Kellogg School District
	0.930%, 05/01/25	247,880
145,000	Victor Valley Community College District
	2.878%, 08/01/26	141,803
170,000	Westminster Public Schools
	0.906%, 12/01/26	159,936
125,000	Wichita Falls 4B Sales Tax Corp.
	1.049%, 09/01/25	122,478
340,000	Williamston Community Schools School District
	1.050%, 05/01/25	337,217
		11,746,150
	Utilities (0.1%)
505,000	Augusta GA Water & Sewer Revenue
	4.300%, 10/01/26	502,616

	Total Municipal Obligations
	(Cost $12,708,406)	12,759,195

Residential Mortgage Backed Securities (0.8%)
478,222	BANK Series 2019-BN16, Class A2
	3.933%, 02/15/52	472,747
1,000,000	GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A*‡
	4.322%, 09/10/38	988,606
1,323,391	GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ4, Class A8*‡
	2.500%, 09/25/51	1,164,731

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
522,606	GS Mortgage-Backed Securities Trust Series 2021-PJ11, Class A8*‡
	2.500%, 04/25/52	$454,818
	Total Residential Mortgage Backed Securities (Cost $3,287,954)	3,080,902

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.6%)
13,525,338	State Street Navigator Securities Lending Government Money Market Portfolio, 4.385%†*** (Cost $13,525,338)	13,525,338

	TOTAL INVESTMENTS (102.7%) (Cost $381,484,212)	381,606,911

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.6%)		(13,525,338)

OTHER ASSETS, LESS LIABILITIES (0.9%)		3,488,293

NET ASSETS (100.0%)		$371,569,866

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2025.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2025.
***	The rate disclosed is the 7 day net yield as of January 31, 2025.

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys 25,000,000	U.S. Treasury Note 5-Year	Mar 2025	$26,597,656	$(215,461)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$215,619,748	$—	$215,619,748
U.S. Government and Agency Securities	—	21,111,055	—	21,111,055
Sovereign Bonds	—	6,166,317	—	6,166,317
Bank Loans	—	33,087,371	—	33,087,371
Asset Backed Securities	—	76,256,985	—	76,256,985
Municipal Obligations	—	12,759,195	—	12,759,195
Residential Mortgage Backed Securities	—	3,080,902	—	3,080,902
Investment of Cash Collateral For Securities Loaned	—	13,525,338	—	13,525,338
Total	$—	$381,606,911	$—	$381,606,911
Liabilities:
Futures Contracts	$215,461	$—	$—	$215,461
Total	$215,461	$—	$—	$215,461

See accompanying Notes to Schedule of Investments

11

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of twenty series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Merger Arbitrage Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund , International Growth Fund, Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, International Small Cap Growth Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Trust currently offers Class A, Class C (except Timpani SMID Growth Fund and Short-Term Bond Fund), and Class I shares of each of the Funds. Class R6 shares are offered in Market Neutral Income Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth and Income Fund, International Growth Fund, Global Equity Fund, and International Small Cap Growth Fund only.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The Trust's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Trust, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Advisor") to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Calamos Advisors has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Funds’ investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2025, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Accrued dividends on securities sold short are disclosed within other accounts payable and accrued liabilities on the Statements of Assets and Liabilities. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short. Other income includes income from interest on short sales of $xx and $xx on the Market Neutral Income Fund and Phineus Long/Short Fund, respectively, during the year ended October 31, 2024.

Note 3 – Fair Value Measurements

Various inputs are used to determine the value of each Fund's investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including each Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund's investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Portfolio.